Filed with the Securities and Exchange Commission on January 30, 1998

                                                               File No. 33-86070
                                                               File No. 811-8606

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No. _____

      Post-Effective Amendment No. 2

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

      Amendment No. 4

                             Scudder Pathway Series
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA     02110-4103
               ----------------------------------------  ----------
               (Address of Principal Executive Offices)  (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                            -------------

                               Thomas F. McDonough
                         Scudder, Stevens & Clark, Inc.
                 ----------------------------------------------
                 Two International Place, Boston, MA 02110-4103
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

             immediately upon filing pursuant to paragraph (b)
      ---

       X     on February 1, 1998 pursuant to paragraph (b)
      ---

             60 days after filing pursuant to paragraph (a)(i)
      ---

             on ___________ pursuant to paragraph (a)(i)
      ---

             75 days after filing pursuant to paragraph (a)(ii)
      ---

             on ___________ pursuant to paragraph (a)(ii) of Rule 485
      ---

                 SCUDDER PATHWAY SERIES: CONSERVATIVE PORTFOLIO
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

Item
 No.  Item Caption               Prospectus Caption
 ---  ------------               ------------------

  1.  Cover Page                 COVER PAGE

  2.  Synopsis                   EXPENSE INFORMATION

  3.  Condensed Financial        NOT APPLICABLE
      Information

  4.  General Description of     COVER PAGE
      Registrant                 INVESTMENT OBJECTIVES AND POLICIES
                                 WHY INVEST IN PATHWAY SERIES?
                                 DESCRIPTION OF THE UNDERLYING SCUDDER FUNDS
                                 INFORMATION ABOUT POLICIES, INVESTMENTS AND
                                   RISKS
                                 INVESTMENT RESTRICTIONS OF PATHWAY SERIES
                                 RISKS OF INVESTING IN THE PORTFOLIOS
                                 PATHWAY SERIES ORGANIZATION

  5.  Management of the Fund     A MESSAGE FROM SCUDDER'S CHAIRMAN
                                 PATHWAY SERIES ORGANIZATION--Investment
                                   adviser, Transfer agent
                                 TRUSTEES AND OFFICERS

 5A.  Management's Discussion    SHAREHOLDER BENEFITS--A team approach to
      of Fund Performance          investing


  6.  Capital Stock and Other    DISTRIBUTION AND PERFORMANCE
      Securities                   INFORMATION--Dividends and capital gains
                                  distributions
                                 PATHWAY SERIES ORGANIZATION
                                 TRANSACTION INFORMATION--Tax information
                                 SHAREHOLDER BENEFITS--SAIL(TM)--Scudder
                                   Automated Information Line, Dividend
                                   reinvestment plan, T.D.D. service for the hearing impaired
                                 HOW TO CONTACT SCUDDER

  7.  Purchase of Securities     PURCHASES
      Being Offered              PATHWAY SERIES ORGANIZATION--Underwriter
                                 TRANSACTION INFORMATION--Purchasing shares,
                                   Share price, Processing time, Minimum
                                   balances, Third party transactions
                                 SHAREHOLDER BENEFITS--Dividend reinvestment
                                   plan
                                 SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                 INVESTMENT PRODUCTS AND SERVICES

  8.  Redemption or Repurchase   EXCHANGES AND REDEMPTIONS
                                 TRANSACTION INFORMATION--Redeeming shares,
                                   Tax identification number, Minimum balances

  9.  Pending Legal              NOT APPLICABLE
      Proceedings


                            Cross Reference - Page 1

                 SCUDDER PATHWAY SERIES: CONSERVATIVE PORTFOLIO
                              CROSS-REFERENCE SHEET

PART B

                                      Caption in Statement of
  Item No.    Item Caption            Additional Information
  --------    ------------            ----------------------

    10.       Cover Page              COVER PAGE

    11.       Table of Contents       TABLE OF CONTENTS

    12.       General Information     PATHWAY SERIES ORGANIZATION
              and History

    13.       Investment Objectives   PATHWAY SERIES' INVESTMENT OBJECTIVES AND
              and Policies             POLICIES
                                      PORTFOLIO TRANSACTIONS--Portfolio Turnover

    14.       Management of the Fund  INVESTMENT ADVISER
                                      TRUSTEES AND OFFICERS
                                      REMUNERATION

    15.       Control Persons and     TRUSTEES AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory     INVESTMENT ADVISER
              and Other Services      ADDITIONAL INFORMATION--Experts and Other
                                       Information

    17.       Brokerage Allocation    NOT APPLICABLE

    18.       Capital Stock and       PATHWAY SERIES ORGANIZATION
              Other Securities        DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    19.       Purchase, Redemption    PURCHASES
              and Pricing of          EXCHANGES AND REDEMPTIONS
              Securities Being        FEATURES AND SERVICES OFFERED
              Offered                  BY PATHWAY SERIES--Distribution Plans
                                      SPECIAL PLAN ACCOUNTS
                                      NET ASSET VALUE

    20.       Tax Status              DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                      TAXES

    21.       Underwriters            DISTRIBUTOR

    22.       Calculation of          PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements    FINANCIAL STATEMENTS


                            Cross Reference - Page 2

                   SCUDDER PATHWAY SERIES: BALANCED PORTFOLIO
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

Item
 No.  Item Caption              Prospectus Caption
 ---  ------------              ------------------

  1.  Cover Page                COVER PAGE

  2.  Synopsis                  EXPENSE INFORMATION

  3.  Condensed Financial       NOT APPLICABLE
      Information

  4.  General Description of    COVER PAGE
      Registrant                INVESTMENT OBJECTIVES AND POLICIES
                                WHY INVEST IN PATHWAY SERIES?
                                DESCRIPTION OF THE UNDERLYING SCUDDER FUNDS
                                INFORMATION ABOUT POLICIES, INVESTMENTS AND
                                  RISKS
                                INVESTMENT RESTRICTIONS OF PATHWAY SERIES
                                RISKS OF INVESTING IN THE PORTFOLIOS
                                PATHWAY SERIES ORGANIZATION

  5.  Management of the Fund    A MESSAGE FROM SCUDDER'S CHAIRMAN
                                PATHWAY SERIES ORGANIZATION--Investment
                                  adviser, Transfer agent
                                TRUSTEES AND OFFICERS

 5A.  Management's Discussion   SHAREHOLDER BENEFITS--A team approach to
      of Fund Performance         investing


  6.  Capital Stock and Other   DISTRIBUTION AND PERFORMANCE
      Securities                  INFORMATION--Dividends and capital gains
                                  distributions
                                PATHWAY SERIES ORGANIZATION
                                TRANSACTION INFORMATION--Tax information
                                SHAREHOLDER BENEFITS--SAIL(TM)--Scudder
                                  Automated Information Line, Dividend
                                  reinvestment plan, T.D.D. service for the hearing impaired
                                HOW TO CONTACT SCUDDER

  7.  Purchase of Securities    PURCHASES
      Being Offered             PATHWAY SERIES ORGANIZATION--Underwriter
                                TRANSACTION INFORMATION--Purchasing shares,
                                  Share price, Processing time, Minimum
                                  balances, Third party transactions
                                SHAREHOLDER BENEFITS--Dividend reinvestment
                                  plan
                                SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                INVESTMENT PRODUCTS AND SERVICES

  8.  Redemption or Repurchase  EXCHANGES AND REDEMPTIONS
                                TRANSACTION INFORMATION--Redeeming shares, Tax
                                  identification number, Minimum balances

  9.  Pending Legal Proceedings NOT APPLICABLE


                            Cross Reference - Page 3

                   SCUDDER PATHWAY SERIES: BALANCED PORTFOLIO
                              CROSS-REFERENCE SHEET

PART B

                                      Caption in Statement of
  Item No.    Item Caption            Additional Information
  --------    ------------            ----------------------

    10.       Cover Page              COVER PAGE

    11.       Table of Contents       TABLE OF CONTENTS

    12.       General Information     PATHWAY SERIES ORGANIZATION
              and History

    13.       Investment Objectives   PATHWAY SERIES' INVESTMENT OBJECTIVES AND
              and Policies              POLICIES
                                      PORTFOLIO TRANSACTIONS--Portfolio Turnover

    14.       Management of the Fund  INVESTMENT ADVISER
                                      TRUSTEES AND OFFICERS
                                      REMUNERATION

    15.       Control Persons and     TRUSTEES AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory     INVESTMENT ADVISER
              and Other Services      ADDITIONAL INFORMATION--Experts and Other
                                        Information

    17.       Brokerage Allocation    NOT APPLICABLE

    18.       Capital Stock and       PATHWAY SERIES ORGANIZATION
              Other Securities        DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    19.       Purchase, Redemption    PURCHASES
              and Pricing of          EXCHANGES AND REDEMPTIONS
              Securities Being        FEATURES AND SERVICES OFFERED
              Offered                   BY PATHWAY SERIES--Distribution Plans
                                      SPECIAL PLAN ACCOUNTS
                                      NET ASSET VALUE

    20.       Tax Status              DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                      TAXES

    21.       Underwriters            DISTRIBUTOR

    22.       Calculation of          PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements    FINANCIAL STATEMENTS


                            Cross Reference - Page 4

                    SCUDDER PATHWAY SERIES: GROWTH PORTFOLIO
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

Item
 No.  Item Caption             Prospectus Caption
 ---  ------------             ------------------

  1.  Cover Page               COVER PAGE

  2.  Synopsis                 EXPENSE INFORMATION

  3.  Condensed Financial      NOT APPLICABLE
      Information

  4.  General Description of   COVER PAGE
      Registrant               INVESTMENT OBJECTIVES AND POLICIES
                               WHY INVEST IN PATHWAY SERIES?
                               DESCRIPTION OF THE UNDERLYING SCUDDER FUNDS
                               INFORMATION ABOUT POLICIES, INVESTMENTS AND
                                 RISKS
                               INVESTMENT RESTRICTIONS OF PATHWAY SERIES
                               RISKS OF INVESTING IN THE PORTFOLIOS
                               PATHWAY SERIES ORGANIZATION

  5.  Management of the Fund   A MESSAGE FROM SCUDDER'S CHAIRMAN
                               PATHWAY SERIES ORGANIZATION--Investment
                                 adviser, Transfer agent
                               TRUSTEES AND OFFICERS

 5A.  Management's Discussion  SHAREHOLDER BENEFITS--A team approach to
      of Fund Performance        investing


  6.  Capital Stock and Other  DISTRIBUTION AND PERFORMANCE
      Securities                 INFORMATION--Dividends and capital gains
                                 distributions
                               PATHWAY SERIES ORGANIZATION
                               TRANSACTION INFORMATION--Tax information
                               SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated
                                 Information Line, Dividend reinvestment
                                 plan, T.D.D. service for the hearing
                                 impaired
                               HOW TO CONTACT SCUDDER

  7.  Purchase of Securities   PURCHASES
      Being Offered            PATHWAY SERIES ORGANIZATION--Underwriter
                               TRANSACTION INFORMATION--Purchasing shares,
                                 Share price, Processing time, Minimum
                                 balances, Third party transactions
                               SHAREHOLDER BENEFITS--Dividend reinvestment plan
                               SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                               INVESTMENT PRODUCTS AND SERVICES

  8.  Redemption or Repurchase EXCHANGES AND REDEMPTIONS
                               TRANSACTION INFORMATION--Redeeming shares, Tax
                                 identification number, Minimum balances

  9.  Pending Legal            NOT APPLICABLE
      Proceedings


                            Cross Reference - Page 5

                    SCUDDER PATHWAY SERIES: GROWTH PORTFOLIO
                              CROSS-REFERENCE SHEET

PART B

                                      Caption in Statement of
  Item No.    Item Caption            Additional Information
  --------    ------------            ----------------------

    10.       Cover Page              COVER PAGE

    11.       Table of Contents       TABLE OF CONTENTS

    12.       General Information     PATHWAY SERIES ORGANIZATION
              and History

    13.       Investment Objectives   PATHWAY SERIES' INVESTMENT OBJECTIVES AND
              and Policies              POLICIES
                                      PORTFOLIO TRANSACTIONS--Portfolio Turnover

    14.       Management of the Fund  INVESTMENT ADVISER
                                      TRUSTEES AND OFFICERS
                                      REMUNERATION

    15.       Control Persons and     TRUSTEES AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory     INVESTMENT ADVISER
              and Other Services      ADDITIONAL INFORMATION--Experts and Other
                                        Information

    17.       Brokerage Allocation    NOT APPLICABLE

    18.       Capital Stock and       PATHWAY SERIES ORGANIZATION
              Other Securities        DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    19.       Purchase, Redemption    PURCHASES
              and Pricing of          EXCHANGES AND REDEMPTIONS
              Securities Being        FEATURES AND SERVICES OFFERED
              Offered                   BY PATHWAY SERIES--Distribution Plans
                                      SPECIAL PLAN ACCOUNTS
                                      NET ASSET VALUE

    20.       Tax Status              DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                      TAXES

    21.       Underwriters            DISTRIBUTOR

    22.       Calculation of          PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements    FINANCIAL STATEMENTS


                            Cross Reference - Page 6

                 SCUDDER PATHWAY SERIES: INTERNATIONAL PORTFOLIO
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

Item
 No.  Item Caption             Prospectus Caption
 ---  ------------             ------------------

  1.  Cover Page               COVER PAGE

  2.  Synopsis                 EXPENSE INFORMATION

  3.  Condensed Financial      NOT APPLICABLE
      Information

  4.  General Description of   COVER PAGE
      Registrant               INVESTMENT OBJECTIVES AND POLICIES
                               WHY INVEST IN PATHWAY SERIES?
                               DESCRIPTION OF THE UNDERLYING SCUDDER FUNDS
                               INFORMATION ABOUT POLICIES, INVESTMENTS AND
                                 RISKS
                               INVESTMENT RESTRICTIONS OF PATHWAY SERIES
                               RISKS OF INVESTING IN THE PORTFOLIOS
                               PATHWAY SERIES ORGANIZATION

  5.  Management of the Fund   A MESSAGE FROM SCUDDER'S CHAIRMAN
                               PATHWAY SERIES ORGANIZATION--Investment
                                 adviser, Transfer agent
                               TRUSTEES AND OFFICERS

 5A.  Management's Discussion  SHAREHOLDER BENEFITS--A team approach to
      of Fund Performance        investing


  6.  Capital Stock and Other  DISTRIBUTION AND PERFORMANCE
      Securities                 INFORMATION--Dividends and capital gains
                                 distributions
                               PATHWAY SERIES ORGANIZATION
                               TRANSACTION INFORMATION--Tax information
                               SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated
                                 Information Line, Dividend reinvestment
                                 plan, T.D.D. service for the hearing
                                 impaired
                               HOW TO CONTACT SCUDDER

  7.  Purchase of Securities   PURCHASES
      Being Offered            PATHWAY SERIES ORGANIZATION--Underwriter
                               TRANSACTION INFORMATION--Purchasing shares,
                                 Share price, Processing time, Minimum
                                 balances, Third party transactions
                               SHAREHOLDER BENEFITS--Dividend reinvestment plan
                               SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                               INVESTMENT PRODUCTS AND SERVICES

  8.  Redemption or Repurchase EXCHANGES AND REDEMPTIONS
                               TRANSACTION INFORMATION--Redeeming shares, Tax
                                 identification number, Minimum balances

  9.  Pending Legal            NOT APPLICABLE
      Proceedings


                            Cross Reference - Page 7

                 SCUDDER PATHWAY SERIES: INTERNATIONAL PORTFOLIO
                              CROSS-REFERENCE SHEET

PART B

                                      Caption in Statement of
  Item No.    Item Caption            Additional Information
  --------    ------------            ----------------------

    10.       Cover Page              COVER PAGE

    11.       Table of Contents       TABLE OF CONTENTS

    12.       General Information     PATHWAY SERIES ORGANIZATION
              and History

    13.       Investment Objectives   PATHWAY SERIES' INVESTMENT OBJECTIVES AND
              and Policies              POLICIES
                                      PORTFOLIO TRANSACTIONS--Portfolio Turnover

    14.       Management of the Fund  INVESTMENT ADVISER
                                      TRUSTEES AND OFFICERS
                                      REMUNERATION

    15.       Control Persons and     TRUSTEES AND OFFICERS
              Principal Holders of
              Securities

    16.       Investment Advisory     INVESTMENT ADVISER
              and Other Services      ADDITIONAL INFORMATION--Experts and Other
                                        Information

    17.       Brokerage Allocation    NOT APPLICABLE

    18.       Capital Stock and       PATHWAY SERIES ORGANIZATION
              Other Securities        DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

    19.       Purchase, Redemption    PURCHASES
              and Pricing of          EXCHANGES AND REDEMPTIONS
              Securities Being        FEATURES AND SERVICES OFFERED
              Offered                   BY PATHWAY SERIES--Distribution Plans
                                      SPECIAL PLAN ACCOUNTS
                                      NET ASSET VALUE

    20.       Tax Status              DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                      TAXES

    21.       Underwriters            DISTRIBUTOR

    22.       Calculation of          PERFORMANCE INFORMATION
              Performance Data

    23.       Financial Statements    FINANCIAL STATEMENTS


                            Cross Reference - Page 8

This prospectus sets forth concisely the information about Scudder Pathway
Series: Conservative Portfolio, Balanced Portfolio and Growth Portfolio (each, a "Portfolio," collectively the "Portfolios"), each a diversified open-end management investment company, that a prospective investor should know before investing. Scudder Pathway Series is composed of four separate Portfolios, three of which are offered herein, with distinctly different investment objectives. Each Portfolio seeks to accomplish its objective by investing primarily in a number of other funds in the Scudder Family of Funds (the "Underlying Scudder Funds"). Please retain this prospectus for future reference.


If you require more detailed information, a combined Statement of Additional Information dated February 1, 1998, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the Securities and Exchange Commission's Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 7.

-------------------------------
NOT FDIC-    MAY LOSE VALUE
INSURED      NO BANK GUARANTEE
-------------------------------

[LOGO] PRINTED WITH      [LOGO] Printed on recycled paper
       SOY INK

SCUDDER      [LOGO]

Scudder
Pathway Series:

Conservative
Portfolio

Balanced Portfolio

Growth Portfolio

Prospectus
February 1, 1998


Three pure no-load(TM) (no sales charges) mutual funds offering a broad range of investment opportunities each by investing in a select mix of funds in the Scudder Family of Funds.

---------------------------------------
Expense information
---------------------------------------

This information is designed to help you understand the various costs and expenses that an investor in the Portfolios will bear directly or indirectly. With Scudder's pure no-load(TM) portfolios and funds, you pay no commissions to purchase or redeem shares, or to exchange from one portfolio or fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in each Portfolio for various transactions.

     Sales commissions to purchase shares (sales load)             NONE
     Commissions to reinvest dividends                             NONE
     Redemption fees                                               NONE *
     Fees to exchange shares                                       NONE


2) Annual Portfolio operating expenses: Expenses paid by a Portfolio before it distributes its net investment income, expressed as a percentage of the Portfolio's average daily net assets for the most recent fiscal year.


     Investment management fee                                     NONE
     12b-1 fees                                                    NONE
     Other expenses                                                NONE
                                                                   ----
     Total Portfolio operating expenses**                          NONE

Each Portfolio is expected to operate at a zero expense level. However, each Portfolio's shareholders will indirectly bear that Portfolio's pro rata share of fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested. The investment returns of each Portfolio, therefore, will be net of that Portfolio's share of the expenses of the Underlying Scudder Funds in which the Portfolio is invested. The chart on page 3 shows the expense ratios of each Underlying Scudder Fund after fee waiver or reimbursement where applicable, as of its most recent fiscal year end.

----------
* You may redeem by writing or calling a Portfolio. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

** The payment of each Portfolio's pro rata share of expenses is subject to the Special Servicing Agreement. Please refer to "Portfolio organization--Special Servicing Agreement."

--------------------------------------------------------------------------------


--
2

---------------------------------------
Expense Ratios of the
Underlying Scudder Funds
---------------------------------------

--------------------------------------------------------------------------------

    Underlying Scudder Funds                Expense Ratio
    ------------------------                -------------

Money Market Fund
Scudder Cash Investment Trust+                  0.86%

Bond Mutual Funds
Scudder Emerging Markets Income Fund            1.49%
Scudder Global Bond Fund+                       1.00%
Scudder GNMA Fund                               0.96%
Scudder High Yield Bond Fund+                   0.25%
Scudder Income Fund                             1.18%
Scudder International Bond Fund+                1.36%
Scudder Short Term Bond Fund                    0.86%

    Underlying Scudder Funds                Expense Ratio
    ------------------------                -------------

Equity Mutual Funds

Scudder Classic Growth Fund+                    1.25%
Scudder Development Fund                        1.36%
Scudder Emerging Markets Growth Fund+           2.00%
Scudder Global Discovery Fund                   1.63%
Scudder Global Fund                             1.37%
Scudder Gold Fund                               1.60%
Scudder Greater Europe Growth Fund+             1.66%
Scudder Growth and Income Fund                  0.76%
Scudder International Fund                      1.15%
Scudder International Growth and Income Fund+   1.75%
Scudder Large Company Growth Fund               1.21%
Scudder Large Company Value Fund                0.93%
Scudder Latin America Fund                      1.89%
Scudder Micro Cap Fund+                         1.75%
Scudder Pacific Opportunities Fund              1.94%
Scudder Small Company Value Fund+               1.50%
Scudder 21st Century Growth Fund+               1.75%
Scudder Value Fund+                             1.24%
The Japan Fund                                  1.21%

--------------------------------------------------------------------------------

Based on the foregoing, the ranges for the average weighted expense ratio borne by the Conservative Portfolio, Balanced Portfolio and Growth Portfolio are expected to be 0.35% to 1.75%, 0.45% to 1.85% and 0.56% to 1.95%, respectively. Ranges are provided since the average assets of the Portfolios invested in each of the Underlying Scudder Funds will fluctuate.

Example

Using the midpoint of the ratios set forth above, the total pro rata expenses relating to a $1,000 investment in each Portfolio, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by each Underlying Scudder Fund before it distributes its net investment income to a Portfolio. (As noted above, the Portfolios have no redemption fees of any kind.)

             Portfolio                 1 Year              3 Years
             ---------                 ------              -------
             Conservative                $11                 $33
             Portfolio
             Balanced Portfolio           12                  37
             Growth Portfolio             13                  40

See "Portfolio organization--Special Servicing Agreement" for an explanation of the Special Servicing Agreement. This example assumes that each Portfolio reinvests all dividends and distributions paid by the Underlying Scudder Funds. This example should not be considered a representation of past or future expenses or returns. Actual expenses and returns of each Underlying Scudder Fund vary from year to year and may be higher or lower than those shown.

+ The following funds maintained their expenses at the following rates for their respective fiscal periods: Scudder Cash Investment Trust: 0.85%, Scudder Classic Growth Fund: 1.25%, Scudder Emerging Markets Growth Fund:
     2.00%, Scudder Global Bond Fund: 1.00%, Scudder Greater Europe Growth Fund:
     1.50%, Scudder High Yield Bond Fund: 0.14%, Scudder International Bond
     Fund: 1.50%, Scudder International Growth and Income Fund: 1.75%, Scudder Micro Cap Fund: 1.75%, Scudder Small Company Value Fund: 1.50%, Scudder 21st Century Growth Fund: 1.75% and Scudder Value Fund: 1.25%. If the Adviser had not maintained the Funds' expenses, the total return for each such fund for the period would have been lower. Please see the appropriate Underlying Scudder Fund prospectus for details.

--------------------------------------------------------------------------------


                                                                              --

---------------------------------------
Financial Highlights
Pathway Conservative Portfolio
---------------------------------------

--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.


If you would like more detailed information concerning the Portfolio's performance, a complete portfolio listing and audited financial statements are available in the Portfolio's Annual Report dated September 30, 1997 which may be obtained without charge by writing or calling Scudder Investor Services, Inc.


                                                                 For the Period
                                                               November 15, 1996
                                                                (commencement of
                                                                 operations) to
                                                                  September 30,
                                                                      1997
--------------------------------------------------------------------------------
                                                                   -------------
Net asset value, beginning of period .............................   $12.00
                                                                   -------------
Income from investment operations:
Net investment income ............................................      .39
Net realized and unrealized gain on investment transactions ......     1.36
                                                                   -------------
Total from investment operations .................................     1.75
                                                                   -------------
Less distributions:
From net investment income .......................................     (.33)
From net realized gain on investments ............................     (.15)
                                                                   -------------
Total distributions ..............................................     (.48)
                                                                   -------------

                                                                   -------------
Net asset value, end of period ...................................   $13.27
                                                                   -------------
--------------------------------------------------------------------------------
Total Return (%) .................................................    14.99**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ...........................       17
Ratio of operating expenses to average daily net assets (%) (a) ..       --
Ratio of net investment income to average daily net assets (%) ...     3.67*
Portfolio turnover rate (%) ......................................     42.0*

(a) This Portfolio invests in other Scudder Funds, and although the Portfolio did not incur any direct expenses for the period, the Portfolio did bear its share of the operating, administrative and advisory expenses of the Underlying Scudder Funds.
*    Annualized
**   Not annualized

--------------------------------------------------------------------------------


--
4

---------------------------------------
Financial Highlights
Pathway Balanced Portfolio
---------------------------------------

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.


If you would like more detailed information concerning the Portfolio's performance, a complete portfolio listing and audited financial statements are available in the Portfolio's Annual Report dated September 30, 1997 which may be obtained without charge by writing or calling Scudder Investor Services, Inc.


                                                                 For the Period
                                                               November 15, 1996
                                                                (commencement of
                                                                 operations) to
                                                                  September 30,
                                                                      1997
--------------------------------------------------------------------------------
                                                                   -------------
Net asset value, beginning of period .............................   $12.00
                                                                   -------------
Income from investment operations:
Net investment income ............................................      .37
Net realized and unrealized gain on investment transactions ......     1.59
                                                                   -------------
Total from investment operations .................................     1.96
                                                                   -------------
Less distributions:
From net investment income .......................................     (.33)
From net realized gain on investments ............................     (.07)
                                                                   -------------
Total distributions ..............................................     (.40)
                                                                   -------------

                                                                   -------------
Net asset value, end of period ...................................   $13.56
                                                                   -------------
--------------------------------------------------------------------------------
Total Return (%) .................................................    16.67**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ...........................      192
Ratio of operating expenses to average daily net assets (%) (a) ..       --
Ratio of net investment income to average daily net assets (%) ...     2.96*
Portfolio turnover rate (%) ......................................     24.3*

(a) This Portfolio invests in other Scudder Funds, and although the Portfolio did not incur any direct expenses for the period, the Portfolio did bear its share of the operating, administrative and advisory expenses of the Underlying Scudder Funds.
*    Annualized
**   Not annualized

--------------------------------------------------------------------------------


                                                                              --

---------------------------------------
Financial Highlights
Pathway Growth Portfolio
---------------------------------------

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.


If you would like more detailed information concerning the Portfolio's performance, a complete portfolio listing and audited financial statements are available in the Portfolio's Annual Report dated September 30, 1997 which may be obtained without charge by writing or calling Scudder Investor Services, Inc.



                                                                 For the Period
                                                               November 15, 1996
                                                                (commencement of
                                                                 operations) to
                                                                  September 30,
                                                                      1997
--------------------------------------------------------------------------------
                                                                   -------------
Net asset value, beginning of period .............................   $12.00
                                                                   -------------
Income from investment operations:
Net investment income ............................................      .29
Net realized and unrealized gain on investment transactions ......     2.15
                                                                   -------------
Total from investment operations .................................     2.44
                                                                   -------------
Less distributions:
From net investment income .......................................     (.16)
From net realized gain on investments ............................     (.13)
                                                                   -------------
Total distributions ..............................................     (.29)
                                                                   -------------

                                                                   -------------
Net asset value, end of period ...................................   $14.15
                                                                   -------------
--------------------------------------------------------------------------------
Total Return (%) .................................................    20.79**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ...........................       50
Ratio of operating expenses to average daily net assets (%) (a) ..       --
Ratio of net investment income to average daily net assets (%) ...     2.09*
Portfolio turnover rate (%) ......................................     15.1*

(a) This Portfolio invests in other Scudder Funds, and although the Portfolio did not incur any direct expenses for the period, the Portfolio did bear its share of the operating, administrative and advisory expenses of the Underlying Scudder Funds.
*    Annualized
**   Not annualized

--------------------------------------------------------------------------------


--
6

---------------------------------------
A message from Scudder's President
---------------------------------------

[PHOTO]

Edmond D. Villani, President
and CEO, Scudder Kemper
Investments, Inc.

Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 45 no-load mutual fund portfolios. We also manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund, and numerous other open and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

The Scudder Family of Funds includes those Funds, or classes of Funds, advised by Scudder Kemper Investments, Inc., that are offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no 12b-1 fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.


/s/ Edmond D. Villani


---------------------------------------
Scudder Pathway Series
---------------------------------------

Investment Objective for Conservative Portfolio

o    primarily current income and secondarily long-term growth of capital

Investment Objective for Balanced Portfolio

o    a balance of growth and income

Investment Objective for Growth Portfolio

o    long-term growth of capital

Investment Characteristics of Scudder Pathway Series


o professionally managed portfolios which allocate their investments among select funds in the Scudder Family of Funds


o provides exposure to a wide range of asset classes, securities and markets around the globe

o no added fees or expenses associated with the operation of Scudder Pathway Series

o    appropriate for IRA, 401(k) and other retirement plans

---------------------------------------
Contents
---------------------------------------

Investment objectives and policies ....................  10
Why invest in the Portfolios? .........................  12
Description of the Underlying Scudder Funds ...........  13
Information about policies, investments and risks .....  25
Investment restrictions of the Portfolios .............  27
Risks of investing in the Portfolios ..................  28
Distribution and performance information ..............  28
Portfolio organization ................................  29
Transaction information ...............................  31
Shareholder benefits ..................................  36
Trustees and Officers
Investment products and services
How to contact Scudder ................................  53
Purchases .............................................  55
Exchanges and redemptions .............................  56
Appendix


                                                                              --

---------------------------------------
Investment objectives and policies
---------------------------------------


Scudder Pathway Series ("the Trust") (also known as "the Series") consists of four professionally managed, diversified portfolios, three of which are described in this prospectus. The Portfolios invest primarily in a select mix of funds in the Scudder Family of Funds. The Portfolios' investment objectives are as follows:


o Pathway Conservative Portfolio seeks to provide current income and, secondarily, long-term growth of capital. In pursuit of these objectives, the Portfolio, under normal market conditions, will invest substantially in bond mutual funds, but will have some exposure to equity mutual funds.

o Pathway Balanced Portfolio seeks to provide investors with a balance of growth and income. It seeks this objective by investing in a mix of money market, bond and equity mutual funds.

o Pathway Growth Portfolio seeks to provide investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in equity mutual funds designed to provide long-term growth. Many of the Portfolio's bond mutual fund holdings offer the potential for capital appreciation as well as income.

The Scudder Funds in which the Portfolios may invest are referred to as the "Underlying Scudder Funds," (see table). Some of these Underlying Scudder Funds are equity mutual funds, which invest primarily in stocks to achieve growth. Other Underlying Scudder Funds are bond mutual funds, which invest for income and, in some cases, appreciation as well. The portfolio management team for each Portfolio allocates investments based on the outlook of the Portfolios' investment adviser, Scudder Kemper Investments, Inc. ("the Adviser"), for the financial markets, world economies and the relative performance potential of the Underlying Scudder Funds.

Under normal market conditions, the Portfolios will invest according to the following guidelines:

o Pathway Conservative Portfolio will invest 40-80% of total assets in bond mutual funds; 20-50% of total assets in equity mutual funds; and 0-15% of total assets in a money market fund, cash, or cash equivalents.

o Pathway Balanced Portfolio will invest 40-70% of total assets in equity mutual funds; 25-60% of total assets in bond mutual funds; and 0-10% of total assets in a money market fund, cash, or cash equivalents.

o Pathway Growth Portfolio will invest 60-90% of total assets in equity mutual funds; 10-40% of total assets in bond mutual funds; and 0-5% of total assets in a money market fund, cash, or cash equivalents.

--------------------------------------------------------------------------------
Underlying Scudder Funds in which the Portfolios may invest
--------------------------------------------------------------------------------
Equity Mutual Funds
Scudder Classic Growth Fund
Scudder Development Fund
Scudder Emerging Markets Growth Fund
Scudder Global Discovery Fund
Scudder Global Fund
Scudder Gold Fund
Scudder Greater Europe Growth Fund
Scudder Growth and Income Fund
Scudder International Fund
Scudder International Growth and Income Fund
Scudder Large Company Growth Fund
Scudder Large Company Value Fund
Scudder Latin America Fund
Scudder Micro Cap Fund
Scudder Pacific Opportunities Fund
Scudder Small Company Value Fund
Scudder 21st Century Growth Fund
Scudder Value Fund
The Japan Fund

Bond Mutual Funds
Scudder Emerging Markets Income Fund
Scudder Global Bond Fund
Scudder GNMA Fund
Scudder High Yield Bond Fund
--------------------------------------------------------------------------------


--
8

--------------------------------------------------------------------------------
Scudder Income Fund
Scudder International Bond Fund
Scudder Short Term Bond Fund

Money Market Fund
Scudder Cash Investment Trust
--------------------------------------------------------------------------------


The Portfolios will purchase or sell shares of Underlying Scudder Funds to: (a) accommodate purchases and sales of a Portfolio's shares, (b) change the percentages of a Portfolio's assets invested in each of the Underlying Scudder Funds in response to changing market conditions, and (c) maintain or modify the allocation of a Portfolio's assets in accordance with the investment mix described above. If, as a result of appreciation or depreciation, the percentage of a Portfolio's assets invested in the above categories exceeds or is less than the applicable range, the Adviser will consider, in its discretion, whether to reallocate the assets of the Portfolio to comply with the stated ranges. Further, to provide for redemptions or for temporary defensive purposes, the Portfolios may invest without limit in cash or cash equivalents, including repurchase agreements, reverse repurchase agreements, commercial paper and other types of money market instruments.


Except as otherwise indicated, each Portfolio's investment objective(s) and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether a particular Portfolio remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that a Portfolio's objective will be met.

For information about the investment objective(s) of each of the Underlying Scudder Funds, please refer to "Description of the Underlying Scudder Funds." For information about purchasing, exchanging or redeeming shares, refer to "Transaction information," "Purchases" and "Exchanges and redemptions."

---------------------------------------
Why invest in the Portfolios?
---------------------------------------

The Portfolios of Scudder Pathway Series are designed for individuals and institutions who prefer to have their asset allocation decisions made by professional money managers, appreciate the advantages of broad diversification, and are looking for a core investment for their retirement portfolio.


The primary advantages of Scudder Pathway Series for investors are convenience and economy. Pathway provides an investor access to many funds in the Scudder Family of Funds without the required minimum investment for each. Through a single pure no-load(TM) investment, investors will be able to achieve broad diversification in pursuit of one of three distinct objectives.


o Pathway Conservative Portfolio is comprised mainly of investments in Scudder domestic and global bond funds, and, to a lesser extent, equity funds. This combination of investments can provide income and modest growth potential for Pathway investors. The Conservative Portfolio is designed to meet the needs of investors with a time horizon of 3-5 years or more.

o Pathway Balanced Portfolio allocates assets among Scudder domestic and global equity and bond funds, seeking a blend of current income and capital appreciation. The Balanced Portfolio is designed to meet the needs of investors with a time horizon of at least 5-10 years.

o Pathway Growth Portfolio pursues long-term growth by allocating assets primarily among Scudder's growth-oriented equity funds, and, to a lesser extent, bond funds. The Growth Portfolio is designed to meet the needs of investors with a time horizon of 10 years or more.


                                                                              --

These three Pathway Portfolios are managed so that each can serve as a complete investment program or as a core part of a larger portfolio, and may be most appropriate for long-term investors planning for retirement, particularly investors in tax-advantaged retirement accounts including IRAs, 401(k) corporate employee savings plans and 403(b) non-profit organization savings plans.

The proliferation of mutual funds over the last several years and the increased responsibilities shouldered by employees for managing their retirement and other long-term assets have left many investors in search of a simple means to manage their investments. With new investment categories emerging each year and with each mutual fund reacting differently to political, economic and business events, many investors are forced to make complex investment decisions with limited experience, time or personal resources. The Portfolios offer broad diversification and ongoing professional asset allocation.


Each of the Pathway Portfolios invests in a select group of pure no-load(TM) funds in the Scudder Family of Funds suited to the Portfolio's particular investment objective(s). The allocation of assets within each Portfolio is determined by the Adviser according to fundamental and quantitative investment analysis. Shifts will be made among Underlying Scudder Funds and asset classes based on the Adviser's then current outlook for the financial markets and the world's economies. Because the assets will be adjusted only periodically and only within pre-determined ranges designed to ensure broad diversification, there should not be any sudden large-scale changes in asset allocation. The Series is not designed as a market timing vehicle, but rather as a cost-effective and simple approach to helping investors meet retirement and other long-term goals.


The Portfolios can invest in a variety of existing international and global Underlying Scudder Funds and expect to invest some portion of assets in foreign markets at all times. The Adviser believes this ongoing commitment to global investment management differentiates the Series from other funds of funds and asset allocation products. Adding an international component to a long-term portfolio can increase diversification and lower volatility, while enhancing and providing the most consistent returns over time.

---------------------------------------
Description of the Underlying
Scudder Funds
---------------------------------------


The following is a concise description of the investment objectives and practices for each of the Underlying Scudder Funds. There can be no assurance that the Underlying Scudder Funds' objectives will be met. Additional information regarding the investment practices of the Underlying Scudder Funds is located in the section entitled "Additional information about policies and investments," in the Appendix to this prospectus, in the sections entitled "The Fund's Investment Objectives and Policies" and "Glossary" in the Statement of Additional Information and in the prospectus of each of the Underlying Scudder Funds. Prospectuses for the Underlying Scudder Funds may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. No offer is made in this prospectus of shares of any of the Underlying Scudder Funds.

The following Underlying Scudder Fund is the money market fund in which a Portfolio may invest and will likely serve as the primary cash reserve portion of each Portfolio.


Scudder Cash Investment Trust is a diversified investment company which seeks to maintain stability of capital and, consistent therewith, to maintain liquidity of capital and to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share. Shares of the Fund are not insured or guaranteed by the U.S. Government and there can be no assurance that a stable net asset value will be maintained.


--
10

The Fund purchases U.S. dollar-denominated money market securities. All of the Fund's portfolio securities must meet certain quality criteria at the time of purchase. Generally, the Fund may purchase only securities which are rated, or issued by a company with comparable securities rated, within the two highest quality rating categories of one or more of the following rating agencies:
Moody's Investor Services, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and Fitch Investors Service, Inc. ("Fitch") or, if unrated, the credit quality of the security is deemed equivalent, in the opinion of the Adviser, to the rated securities mentioned above. Amendments have been adopted to the federal rules regulating quality, maturity and diversification requirements of money market funds, like the Fund. Money market funds must comply with the revised rule by July 1, 1998. The Fund intends to be in compliance with the amended requirements by that date.

The maturity of each investment in the Fund's portfolio is 397 calendar days or less, except in the case of U.S. Government securities which may have maturities of up to 762 calendar days. The dollar-weighted average maturity of the Fund's portfolio varies with money market conditions, but is always 90 days or less. As a money market fund with a short-term maturity, the Fund's income fluctuates with changes in interest rates but its price is expected to remain fixed at $1.00 per share.



The following Underlying Scudder Funds are bond mutual funds which primarily seek to provide current income or total return.

Scudder Emerging Markets Income Fund is a non-diversified investment company which seeks to provide high current income. As a secondary objective, the Fund seeks long-term capital appreciation. In pursuing these goals, the Fund invests primarily in high-yielding, high-risk debt securities issued by governments and corporations in emerging markets.

The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the following: International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities.

To reduce currency risk, the Fund invests at least 65% of its assets in U.S. dollar-denominated debt securities. Therefore, no more than 35% of the Fund's assets may be invested in debt securities denominated in foreign currencies. By focusing on fixed-income instruments issued in emerging markets, the Fund invests predominantly in debt securities that are rated below investment-grade. The Fund may invest up to 5% of its net assets in non-performing securities whose quality is comparable to securities rated as low as D by S&P or C by Moody's. Please refer to the attached Appendix for further information.


The Fund involves above-average bond fund risk and can invest entirely in high yield/high risk bonds (commonly referred to as junk bonds). Investments in emerging markets can be volatile. The Fund's share price and yield can fluctuate daily in response to political events, changes in the perceived creditworthiness of emerging nations, fluctuations in interest rates and, to a certain extent, movements in foreign currencies.


Scudder Global Bond Fund is a non-diversified investment company which seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund seeks capital appreciation.

The Fund will invest principally in a managed portfolio of high-grade intermediate- and long-term bonds denominated in the U.S. dollar and foreign currencies, including bonds denominated in the European Currency Unit (ECU). (Intermediate-term bonds generally have maturities between three and eight years, and


                                                                              --
long-term bonds generally have maturities of greater than eight years.) Portfolio investments will be selected on the basis of, among other things, yields, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk. At least 65% of the Fund's investments will consist of high-grade debt securities, which are those rated in one of the three highest rating categories of one of the major U.S. rating services or, if unrated, considered to be of equivalent quality in local currency terms as determined by the Adviser. The Fund may also invest up to 15% of its net assets in debt securities rated BBB by S&P or Baa by Moody's and lower, or unrated securities considered to be of equivalent quality by the Adviser. Securities rated below Baa by Moody's or BBB by S&P are commonly referred to as "junk bonds." The Fund will not invest in any securities rated B or lower.

The Fund may invest in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; obligations issued or guaranteed by foreign national governments, their agencies, instrumentalities or political subdivisions; and debt securities issued or guaranteed by supranational organizations such as the European Investment Bank, Inter-American Development Bank and The World Bank. The Fund may also invest in non-government securities including corporate debt securities, bank or bank holding company obligations (e.g., certificates of deposit and bankers acceptances), and mortgage and other asset-backed issues.

Scudder GNMA Fund is a diversified investment company which seeks to provide high current income and safety of principal from a portfolio of high quality, U.S. Government guaranteed mortgage-backed securities and U.S. Treasury securities. Under normal conditions, the Fund invests at least 65% of its total assets in mortgage-backed securities issued or guaranteed by the Government National Mortgage Association ("GNMA" or "Ginnie Mae"). Such guarantees are supported by the full faith and credit of the U.S. Government. These guarantees apply only to the timely payment of both principal and interest of the GNMA securities held in the Fund's portfolio. Up to 35% of the Fund's total assets may be held in cash, cash equivalents or invested in securities issued or directly guaranteed by the U.S. Government, including U.S. Treasury bills, notes and bonds.

The market values of the Fund's investments and correspondingly the Fund's share price will vary inversely with changes in prevailing interest rates and in response to other bond market factors, such as changes in the supply and demand for mortgage-backed securities.

Scudder High Yield Bond Fund is a diversified investment company which seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities. In pursuit of its investment objectives, the Fund, under normal market conditions, invests at least 65% of its total assets in high yield, below investment-grade domestic debt securities, sometimes referred to as "junk" bonds. Such bonds involve a greater risk of default and price volatility than U.S. Government bonds and other high quality fixed-income securities. Please refer to the attached Appendix for further information.

The Fund defines "domestic debt securities" as securities of companies domiciled in the U.S. or organized under the laws of the U.S. or for which the U.S. trading market is a primary market. The Fund may invest up to 25% of its total assets in foreign securities, including those of emerging markets. The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United


--
12

Nations or its authorities. The Fund invests primarily in medium- and long-term fixed- income securities. However, there is no limitation as to weighted average maturity of the Fund's portfolio and no restriction on the maturity of any individual security held in the portfolio.

Scudder Income Fund is a diversified investment company which seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.


The Fund invests primarily in a broad range of high-grade, income-producing securities such as corporate bonds and government securities. Under normal market conditions, the Fund will invest at least 65% of its assets in securities rated within the three highest quality rating categories of Moody's (Aaa, Aa and A) or S&P (AAA, AA and A), or if unrated in bonds judged by the Adviser to be of comparable quality at the time of purchase. The Fund may invest up to 20% of its assets in debt securities rated lower than Baa or BBB or, if unrated, of equivalent quality as determined by the Adviser, but will not purchase bonds rated below B by Moody's or S&P or their equivalent.


Scudder International Bond Fund is a non-diversified investment company which seeks to provide income primarily by investing in a managed portfolio of high-grade debt securities denominated in foreign currencies. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

To achieve its objectives, the Fund primarily invests in a managed portfolio of high-grade debt securities denominated in foreign currencies, including bonds denominated in the European Currency Unit (ECU). Portfolio investments will be selected on the basis of, among other things, yield, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk. The Fund will normally invest at least 65% of its total assets in bonds denominated in foreign currencies. The Fund will invest no more than 35% of the value of its total assets in U.S. debt securities. The Fund will invest no more than 15% of its total assets in debt securities rated below investment-grade, but no lower than B.

Please refer to the attached Appendix for further information.

Scudder Short Term Bond Fund is a diversified investment company which seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality, short-term bonds. The dollar-weighted average effective maturity of the Fund's portfolio may not exceed three years. The net asset value of the Fund is expected to fluctuate with changes in interest rates and bond market conditions, although this fluctuation should be more moderate than that of a fund with a longer average maturity. The Adviser, however, will attempt to minimize principal fluctuation through, among other things, diversification, credit analysis and security selection, and adjustment of the Fund's average portfolio maturity.

The Fund emphasizes high quality investments. Under normal market conditions, at least 65% of the Fund's net assets will be invested in (1) obligations of the U.S. Government, its agencies or instrumentalities, and (2) debt securities rated, at the time of purchase, in one of the two highest categories of S&P or Moody's.

In addition, the Fund will not invest in any debt security rated at the time of purchase below investment-grade. The following Underlying Scudder Funds are equity mutual funds which seek a combination of income and growth of capital.

Scudder Growth and Income Fund is a diversified investment company which seeks long-term


                                                                              --
growth of capital, current income and growth of income. The Fund attempts to achieve its investment objective by investing primarily in dividend-paying common stocks, preferred stocks and securities convertible into common stocks of companies with long-standing records of earnings growth. The Fund may also purchase securities which do not pay current dividends but which offer prospects for growth of capital and future income. Convertible securities (which may be current coupon or zero coupon securities) are bonds, notes, debentures, preferred stocks and other securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The Fund may also invest in nonconvertible preferred stocks consistent with its objective.

Scudder International Growth and Income Fund is a diversified investment company which seeks long-term growth of capital and current income primarily from foreign equity securities. The Fund invests generally in common stocks of established companies listed on foreign exchanges, which offer prospects for growth of earnings while paying relatively high current dividends. The Fund can also invest in other types of equity securities, including preferred stocks and securities convertible into common stock. The Fund can invest throughout the world, but will emphasize investments in developed economies other than the U.S. In pursuing its dual objective, at least 80% of the Fund's net assets will be invested in the equity securities of established non-U.S. companies. The Fund generally invests in equity securities of established companies listed on foreign securities exchanges, but also may invest in securities traded over-the-counter. The Fund's equity investments include common stock, convertible and non-convertible preferred stock, sponsored and unsponsored depository receipts, and warrants.

The following Underlying Scudder Funds are equity mutual funds which seek long-term growth of capital.

Scudder Classic Growth Fund is a diversified investment company which seeks to provide long-term growth of capital and to keep the value of its shares more stable than other growth mutual funds.

Under normal market conditions, the Fund invests primarily in a diversified portfolio of common stocks which the Adviser believes offers above-average appreciation potential yet, as a portfolio, offers the potential for less share price volatility than other growth mutual funds.

In seeking such investments, the Adviser focuses its investment in high quality, medium-to-large sized U.S. companies with leading competitive positions.

The Fund allocates its investments widely among different industries and companies, and adjusts its portfolio securities based on long-term investment considerations as opposed to short-term trading. While the Fund emphasizes U.S. investments, it can commit a portion of assets to the equity securities of foreign growth companies that meet the criteria applicable to domestic investments.The Fund can purchase other types of equity securities including securities convertible into common stocks, preferred stocks, rights and warrants. The Fund may invest up to 20% of its net assets in debt securities when the Adviser anticipates that the capital appreciation on debt securities is likely to equal or exceed the capital appreciation on common stocks over a selected time, such as during periods of unusually high interest rates.


Scudder Development Fund is a diversified investment company which seeks long-term growth of capital by investing primarily in securities of small- and medium-size growth companies. The Fund generally invests in equity



--
14
securities, including common stocks and convertible securities, of small- and medium-size companies, commonly referred to as emerging growth companies, that the Adviser believes have above-average earnings growth potential and/or may receive greater market recognition. Both factors are believed to offer significant opportunity for capital appreciation and the Adviser will attempt to identify these opportunities before their potential is recognized by investors in general. Generally, small and medium-size companies are those with $50 million to $5 billion in total market capitalization.


To help reduce risk, the Fund allocates its investments among many companies and different industries. In selecting industries and companies for investment, the Adviser will consider overall growth prospects, financial condition, competitive position, technology, research and development, productivity, labor costs, raw material costs and sources, profit margins, return on investment, structural changes in local economies, capital resources, the degree of governmental regulation or deregulation, management and other factors.

While the Fund generally emphasizes investments in companies domiciled in the U.S., it may invest in listed and unlisted foreign securities that meet the same criteria as the Fund's domestic holdings when the anticipated performance of foreign securities is believed by the Adviser to offer equal or more potential than domestic alternatives in keeping with the investment objective of the Fund. However, the Fund has no current intention of investing more than 20% of its net assets in foreign securities.

Scudder Emerging Markets Growth Fund is a non-diversified investment company which seeks long-term growth of capital primarily through equity investment in emerging markets around the globe. The Fund will invest in the Asia-Pacific region, Latin America, less developed nations in Europe, the Middle East and Africa, focusing investments in countries and regions where there appears to be the best value and appreciation potential, subject to considerations of portfolio diversification and liquidity. At least 65% of the Fund's total assets will be invested in the equity securities of emerging market issuers. The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities. The Fund intends to allocate its investments among at least three countries at all times, and does not expect to concentrate in any particular industry. The Fund deems an issuer to be located in an emerging market if:

o    the issuer is organized under the laws of an emerging market country;

o    the issuer's principal securities trading market is in an emerging market;
     or

o at least 50% of the issuer's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years is derived (directly or indirectly through subsidiaries) from assets or activities located in emerging markets.

The Fund's equity investments are common stock, preferred stock (either convertible or non-convertible), depository receipts and warrants. Equity securities may also be purchased through rights. Securities may be listed on securities exchanges, traded over-the-counter, or have no organized market. The Fund may invest in illiquid securities.

The Fund may invest up to 35% of its total assets in emerging market and domestic debt securities if the Adviser determines that the capital appreciation of debt securities is likely to equal or exceed the capital appreciation of equity securities. Under normal market conditions, the Fund may invest up to 35% of its assets in equity


                                                                              --
securities of issuers in the U.S. and other developed markets.

Scudder Global Discovery Fund is a diversified investment company which seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

In pursuit of its objective, the Fund generally invests in small, rapidly growing companies which offer the potential for above-average returns relative to larger companies, yet are frequently overlooked and thus undervalued by the market. The Fund has the flexibility to invest in any region of the world. It can invest in companies based in emerging markets, typically the Far East, Latin America and lesser developed countries in Europe, as well as in firms operating in developed economies, such as those of the United States, Japan and Western Europe.

Under normal circumstances, the Fund invests at least 65% of its total assets in the equity securities of small companies. While the Adviser believes that smaller, lesser-known companies can offer greater growth potential than larger, more established firms, the former also involve greater risk and price volatility. To help reduce risk, the Fund expects, under normal market conditions, to diversify its portfolio widely by company, industry and country. The Fund intends to allocate investments among at least three countries at all times, one of which may be the U.S. The Fund invests primarily in companies whose individual equity market capitalization would place them in the same size range as companies in approximately the lowest 20% of world market capitalization as represented by the Salomon Brothers Broad Market Index, an index comprised of equity securities of more than 6,500 small-, medium- and large-sized companies based in 22 markets around the globe. Based on this policy, the companies held by the Fund typically will have individual equity market capitalizations of between approximately $50 million and $2 billion (although the Fund will be free to invest in smaller capitalization issues that satisfy the Fund's size standard). Furthermore, the median market capitalization of the companies in which the Fund invests will not exceed $750 million.

The Fund may invest up to 35% of its total assets in equity securities of larger companies located throughout the world and in investment-grade debt securities if the Adviser determines that the capital appreciation of debt securities is likely to exceed the capital appreciation of equity securities. The Fund may invest up to 5% of its net assets in debt securities rated below investment-grade.

Scudder Global Fund is a diversified investment company which seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks. The Fund invests on a worldwide basis in equity securities of companies which are incorporated in the U.S. or in foreign countries. It also may invest in the debt securities of U.S. and foreign issuers.

The Fund will be invested usually in securities of issuers located in at least three countries, one of which may be the U.S. It is expected that investments will include companies of varying size as measured by assets, sales or capitalization. The Fund generally invests in equity securities of established companies listed on U.S. or foreign securities exchanges, but also may invest in securities traded over-the-counter. It also may invest in debt securities convertible into common stock, convertible and non-convertible preferred stock, and fixed-income securities of governments, government agencies, supranational agencies and companies when the Adviser believes the potential for appreciation will equal or exceed that available from investments in equity securities. These debt and fixed-income securities will be investment-grade, except that the Fund may invest up to 5% of its


--
16
total assets in debt securities rated below investment-grade.

Scudder Gold Fund is a non-diversified investment company which seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

The Fund pursues its objective primarily through a portfolio of gold-related investments. Under normal market conditions, at least 65% of the Fund's total assets will be invested in (1) equity securities (defined as common stock, investment-grade preferred stock and debt securities that are convertible into or exchangeable for common stock) of U.S. and foreign companies primarily engaged in the exploration, mining, fabrication, processing or distribution of gold, (2) gold bullion, and (3) gold coins. A company will be considered "primarily engaged" in a business or an activity if it devotes or derives at least 50% of its assets, revenues and/or operating earnings from that business or activity. The remaining 35% of the Fund's assets may be invested in any precious metals other than gold; in equity securities of companies engaged in activities primarily relating to precious metals and minerals other than gold; in investment-grade debt securities, including zero coupon bonds, of companies engaged in activities relating to gold or other precious metals and minerals; in certain debt securities, a portion of the return on which is indexed to the price of precious metals. In addition, the Fund may engage in Strategic Transactions and, to a limited extent, may invest in illiquid and restricted securities.

Up to 10% of the Fund's total assets may be invested directly in gold, silver, platinum and palladium bullion and in gold and silver coins. In addition, the Fund's assets may be invested in wholly owned subsidiaries of the Scudder Mutual Funds, Inc., of which the Fund is a series, that invest in gold, silver, platinum and palladium bullion and in gold and silver coins.

Scudder Greater Europe Growth Fund is a non-diversified investment company which seeks long-term growth of capital through investments primarily in the equity securities of European companies. Although its focus is on long-term growth, the Fund may provide current income principally through holdings in dividend-paying securities.

The Fund will invest, under normal market conditions, at least 80% of its total assets in the equity securities of European companies. The Fund defines a European company as follows:

o A company organized under the laws of a European country or for which the principal securities trading market is in Europe; or

o A company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in its most recent fiscal year represents (directly or indirectly through subsidiaries) assets or activities located in Europe.

The Fund may invest, under normal market conditions, up to 20% of its total assets in European debt securities. Within this 20% limit, the Fund may invest in debt securities which are unrated, rated, or the equivalent of those rated below investment-grade.

When, in the opinion of the Adviser, market conditions warrant, the Fund may hold foreign or U.S. debt instruments as well as cash or cash equivalents, including foreign and domestic money market instruments, short-term government and corporate obligations, and repurchase agreements without limit for temporary defensive purposes and up to 20% to maintain liquidity.

Scudder International Fund is a diversified investment company which seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities. The Fund invests in companies, wherever organized, which do business primarily outside the United States. The Fund intends to diversify investments among several countries and to have


                                                                              --
represented in the portfolio, in substantial proportions, business activities in not less than three different countries. The Fund does not intend to concentrate investments in any particular industry.

The Fund's investments are generally denominated in foreign currencies. The strength or weakness of the U.S. dollar against these currencies is responsible for part of the Fund's investment performance.

The Fund may invest up to 20% of its total assets in investment-grade debt securities except that the Fund may not invest more than 5% of its total assets in debt securities which are rated below investment-grade.

Scudder Large Company Growth Fund is a diversified investment company which seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially-strong U.S. growth companies.

The Fund's equity investments consist of common stocks, preferred stocks and securities convertible into common stocks of companies which are of above-average financial quality and offer the prospect for above-average growth in earnings, cash flow or assets relative to the overall market as defined by the Standard & Poor's 500 Composite Price Index ("S&P 500").

The Fund invests at least 65% of its total assets in the equity securities of seasoned, financially- strong U.S. growth companies which are considered to be of above-average financial quality. The common stocks issued by these companies qualify, at the time of purchase, for one of the three highest equity ranking categories (A+, A or A-) of S&P or, if not ranked by S&P, are judged to be of comparable quality by the Adviser. Rankings by S&P are not an appraisal of a company's creditworthiness, as is true for S&P's debt security ratings, nor are these rankings intended as a forecast of future stock market performance. In addition to using S&P rankings of earnings and dividends of common stocks, the Adviser conducts its own analysis of a company's history, current financial position, and earnings prospects.


The Fund allocates its investments among different industries and companies, and adjusts its portfolio securities based on long-term investment considerations as opposed to short-term trading. While the Fund emphasizes U.S. investments, it can commit a portion of assets to the equity securities of foreign growth companies which meet the criteria applicable to domestic investments. The Fund may invest in convertible securities that must be investment-grade.


Scudder Large Company Value Fund is a diversified investment company which seeks to maximize long-term capital appreciation through a value-driven investment program. The Fund invests in marketable securities, principally common stocks and, consistent with its objective of long-term capital appreciation, preferred stocks. The Fund is free to invest in a wide range of marketable securities which the Adviser believes offer the potential for long-term, above-average appreciation. The Fund will normally invest at least 65% of its assets in the equity securities of large U.S. companies, i.e. those with $1 billion or more in total market capitalization. The Fund looks for companies whose securities appear to present a favorable relationship between market price and opportunity. These may include securities of companies whose fundamentals or products may be of only average promise. The Fund may invest up to 20% of its net assets in debt securities when management anticipates that the capital appreciation on debt securities is likely to equal or exceed the capital appreciation on common stocks over a selected time, such as during periods of unusually high interest rates. Such debt securities may be rated below investment-grade, or of equivalent quality as determined by the Adviser. However, the Fund will invest no more than 10% of its net assets in


--
18
securities rated B or lower, but may invest in securities rated C by Moody's or D by S&P, which may be in default with respect to payment of principal or interest.


Scudder Latin America Fund is a non-diversified investment company which seeks to provide long-term capital appreciation through investment primarily in the securities of Latin American issuers.

The Fund involves above-average investment risk. The Fund seeks to benefit from economic and political trends emerging throughout Latin America. These trends are supported by governmental initiatives designed to promote freer trade and market-oriented economies. The Adviser believes that efforts by Latin American countries to, among other things, reduce government spending and deficits, control inflation, lower trade barriers, stabilize currency exchange rates, increase foreign and domestic investment and privatize state-owned companies, will set the stage for attractive investment returns over time.

At least 65% of the Fund's total assets will be invested in the securities of Latin American issuers, and 50% of the Fund's total assets will be invested in Latin American equity securities. To meet its objective to provide long-term capital appreciation, the Fund normally invests at least 65% of its total assets in equity securities. The Fund considers Latin American countries to include Mexico, Central America, South America and the Spanish-speaking islands of the Caribbean. The Fund defines securities of Latin American issuers as follows:

o Securities of companies organized under the laws of a Latin American country or for which the principal securities trading market is in Latin America;

o Securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, political subdivisions or the central bank of such country;

o Securities of companies, wherever organized, when at least 50% of an issuer's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in Latin America; or

o Securities of Latin American issuers, as defined above, in the form of depositary shares.

The Fund may invest in debt securities when management anticipates that the potential for capital appreciation is likely to equal or exceed that of equity securities, and which are unrated, rated or the equivalent of those rated below investment-grade although the Fund will not invest more than 10% of its net assets in securities rated B or lower by Moody's and S&P and may invest in securities rated C by Moody's or D by S&P. Please refer to the attached Appendix for further information.

Scudder Micro Cap Fund is a diversified investment company which seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks.

The Fund seeks to provide long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in common stocks issued by U.S. micro-cap companies. The Fund will typically invest in companies that, at the time of purchase, are smaller than the smallest stocks in the Russell 2000 Index at its annual reconstitution. The median market capitalization (i.e., current stock price times shares outstanding) of the portfolio is not expected to exceed $125 million.

While the Fund invests predominantly in common stocks, it can purchase other types of securities, including preferred stocks, convertible or non-convertible securities, rights and warrants. Securities may be listed on national exchanges or traded over-the-counter. The Fund may invest up to 20% of its assets in U.S. Treasuries, agency and instrumentality


                                                                              --
obligations, may enter into repurchase agreements and may engage in strategic transactions to increase stock market participation, enhance liquidity and manage transaction costs.

Scudder Pacific Opportunities Fund is a non-diversified investment company which seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

The Fund invests, under normal market conditions, at least 65% of its assets in the equity securities of Pacific Basin companies. Pacific Basin countries include Australia, the Peoples Republic of China, India, Indonesia, Malaysia, New Zealand, the Philippines, Sri Lanka, Pakistan and Thailand, as well as Hong Kong, Singapore, South Korea and Taiwan--the so-called "four tigers." The Fund may invest in other countries in the Pacific Basin when their markets become sufficiently developed. The Fund will not, however, invest in Japanese securities. The Fund intends to allocate investments among at least three countries at all times and does not expect to concentrate investments in any particular industry. The Fund defines securities of Pacific Basin companies as follows:

o Securities of companies organized under the laws of a Pacific Basin country or for which the principal securities trading market is in the Pacific Basin; or

o Securities of companies, wherever organized, when at least 50% of a company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in the Pacific Basin.

Under normal market conditions, the Fund may invest up to 35% of its assets in equity securities of U.S. and other non-Pacific Basin issuers (excluding Japan). The Fund may invest up to 35% of its total assets in foreign and domestic high-grade debt securities if the Adviser determines that the capital appreciation of debt securities is likely to equal or exceed the capital appreciation of equity securities.

Scudder Small Company Value Fund is a diversified investment company which invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies. In pursuit of long-term growth of capital, the Fund invests, under normal circumstances, at least 80% of its assets in the common stock of small U.S. companies. The Fund will invest in securities of companies that are similar in size to those in the Russell 2000(R) Index of small stocks. The median market capitalization (i.e., current stock price times shares outstanding) of the portfolio will be below $500 million. The Fund may continue to hold securities which have grown in market capitalization above the Russell 2000(R) Index, but will generally not add to these holdings.

Companies represented in the portfolio of the Fund typically have the following characteristics:

o Attractive valuations relative to the Russell 2000 Index--a widely used benchmark of small stock performance--based on measures such as price to earnings, price to book value and price to cash flow ratios.

o    Favorable trends in earnings growth rates and stock price momentum.

While the Fund invests predominantly in common stocks, it can purchase other types of equity securities including preferred stocks (either convertible or nonconvertible), rights and warrants. Securities may be listed on national exchanges or, more commonly, traded over-the-counter. The Fund may invest up to 20% of its assets in U.S. Treasury, agency and instrumentality obligations, may enter into repurchase agreements and may engage in strategic transactions, using such derivatives contracts as index options and futures, to


--
20
increase stock market participation, enhance liquidity and manage transaction costs.

Scudder 21st Century Growth Fund is a diversified investment company which seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century.

The Fund generally invests in equity securities, including common stocks and convertible securities, of relatively small or little-known companies, commonly referred to as emerging growth companies, with market capitalization typically below $750 million. The Adviser believes these companies are well-positioned for above-average earnings growth and/or greater market recognition. Such favorable prospects may be a result of new or innovative products or services a given company is developing or provides, products or services that have the potential to impact significantly the industry in which the company competes or to change dramatically customer behavior into the 21st century.

To help reduce risk in its search for high quality, emerging growth companies, the Adviser allocates the Fund's investments among many companies and different industries in the U. S. and, where opportunity warrants, abroad as well. Emerging growth companies are those with the ability, in the Adviser's opinion, to expand earnings per share by at least 15% per annum over the next three to five years at a minimum.


Scudder Value Fund is a diversified investment company which seeks long-term growth of capital through investment in undervalued equity securities. The Fund invests primarily in the equity securities of medium- to large-sized domestic companies with annual revenues or market capitalization of at least $600 million. The Adviser uses in-depth fundamental research and a proprietary computerized quantitative model to identify companies that are currently undervalued in relation to current and estimated future earnings and dividends. The investment process also involves an assessment of business risk, including the Adviser's analysis of the strength of a company's balance sheet, the accounting practices a company follows, the volatility of a company's earnings over time, and the vulnerability of earnings to changes in external factors, such as the general economy, the competitive environment, governmental action, and technological change. The Fund invests in the securities of companies that, in the opinion of its Adviser, are undervalued in the marketplace in relation to current and estimated future earnings and dividends. These companies generally sell at price-earnings ratios below the market average, as defined by the S&P
500. The Fund invests at least 80% of its assets in equity securities, which consist of common stocks, preferred stocks and securities convertible into common stocks. While the Fund emphasizes U.S. investments, it can invest its assets in securities of foreign companies which meet the same criteria applicable to domestic investments. The Fund may invest up to 20% of its total assets in debt obligations, including zero coupon securities and commercial paper and reverse repurchase agreements. In addition, the Fund may engage in strategic transactions and invest in illiquid and restricted securities.


The debt securities in which the Fund may invest may be rated below investment-grade, although the Fund will invest no more than 10% of its net assets in securities rated B or lower by S&P or Moody's, and may not invest more than 5% of its net assets in securities rated C by Moody's or D by S&P.

The Japan Fund is a diversified mutual fund which seeks to achieve long-term capital appreciation by investing primarily in equity securities (including American Depositary Receipts) of Japanese companies. Equity securities are defined as common and preferred stock, debt securities convertible into common stock (sometimes referred to as "convertible


                                                                              --
debentures") and common stock purchase warrants.

Under normal conditions, the Fund will invest at least 80% of its assets in Japanese securities, that is, securities issued by entities that are organized under the laws of Japan ("Japanese companies"), securities of affiliates of Japanese companies, wherever organized or traded, and securities of issuers not organized under the laws of Japan but deriving 50% or more of their revenues from Japan. These securities may include debt securities (Japanese government debt securities and debt securities of Japanese companies) when the Adviser believes that the potential for capital appreciation from investment in debt securities equals or exceeds that available from investment in equity securities.

The Fund may also invest up to 30% of its net assets in equity securities of Japanese companies which are traded in an over-the-counter market. These are generally securities of relatively small or little-known companies that the Adviser believes have above-average earnings growth potential. The Fund may invest up to 20% of its assets in cash or short-term government or other short-term prime obligations in order to have funds readily available for general corporate purposes, including the payment of operating expenses, dividends and redemptions, or the investment in securities through exercise of rights or otherwise, or in repurchase agreements. Where the Adviser determines that market or economic conditions so warrant, the Fund may, for temporary defensive purposes, invest more than 20% of its assets in cash or such securities.

---------------------------------------
Information about policies,
investments and risks
---------------------------------------


In pursuing their investment objectives, each of the Underlying Scudder Funds is permitted to engage in a wide range of investment policies. The Underlying Scudder Funds' risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. Certain of these policies are described below. Further information about the Underlying Scudder Funds is contained in the Appendix to this prospectus, and in the Statement of Additional Information. Also, detailed information is presented in the prospectuses of the Underlying Scudder Funds.

Foreign securities. Each Underlying Scudder Fund (except Scudder Cash Investment Trust and Scudder GNMA Fund) may invest in foreign securities. Investments in foreign securities involve special considerations due to limited information, higher brokerage costs, different accounting standards and thinner trading markets as compared to domestic markets and the likely impact of foreign taxes on the income from securities. They may also entail other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, an Underlying Scudder Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar.


Further, it may be more difficult for an Underlying Scudder Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Certain markets may require payment for securities before delivery. An Underlying Scudder Fund's ability and decisions to purchase and sell


--
22
portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. These risks are greater in emerging markets.

Debt securities. In general, the prices of debt securities rise when interest rates fall, and vice versa. This effect is usually more pronounced for longer term debt securities.

The debt securities in which certain of the Underlying Scudder Funds may invest are rated, or determined by the Adviser to be the equivalent of those rated, by two nationally recognized rating organizations, Moody's and S&P. High quality securities are those rated in the two highest categories by Moody's (Aaa or Aa) or S&P (AAA or AA). High-grade securities are those rated in the three highest categories by Moody's (Aaa, Aa, or A) or by S&P (AAA, AA, or A). Investment-grade securities are those rated in the four highest categories by Moody's (Aaa, Aa, A, or Baa) or by S&P (AAA, AA, A or BBB).

Certain Underlying Scudder Funds may invest in debt securities which are rated below investment-grade; that is, rated below Baa by Moody's or BBB by S&P (commonly referred to as "junk bonds"). The lower the ratings of such debt securities, the greater their risks render them like equity securities. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. Certain Underlying Scudder Funds may also invest in securities which are rated D by S&P or, if unrated, are of equivalent quality. Securities rated D may be in default with respect to payment of principal or interest. Additional information regarding the ratings of debt securities and the identity of those Underlying Scudder Funds that can invest in investment-grade or below investment-grade debt securities may be found in the section entitled "Description of the Underlying Scudder Funds" and in the Appendix to this prospectus.

To the extent an Underlying Scudder Fund invests in high-grade securities, it will be unable to avail itself of opportunities for higher income which may be available with lower grade investments. Conversely, although some lower-grade securities have produced higher yields in the past than the investment-grade securities, lower-grade securities are considered to be predominantly speculative and, therefore, carry greater risk. Please refer to the attached Appendix for further information.


Illiquid securities. Certain Underlying Scudder Funds may invest in securities for which there is not an active trading market, or which have resale restrictions. These types of securities generally offer a higher return than more readily marketable securities, but carry the risk that the Fund may not be able to dispose of them at an advantageous time or price.

Strategic Transactions and derivatives. Each Underlying Scudder Fund (except for Scudder Cash Investment Trust) may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in each Underlying Scudder Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.


In the course of pursuing these investment strategies, each Underlying Scudder Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such


                                                                              --
as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of an Underlying Scudder Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes.


Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to an Underlying Scudder Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation an Underlying Scudder Fund can realize on its investments or cause an Underlying Scudder Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Underlying Scudder Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of an Underlying Scudder Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of an Underlying Scudder Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, an Underlying Scudder Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that an Underlying Scudder Fund may use and some of their risks are described more fully in Pathway Series' Statement of Additional Information and the Statement of Additional Information of certain Underlying Scudder Funds.


---------------------------------------
Investment restrictions of the
Portfolios
---------------------------------------


The Portfolios have certain investment restrictions which are designed to reduce the Portfolios' investment risk. Fundamental investment restrictions may not be changed without a vote of shareholders; non-fundamental investment restrictions may be changed by a vote of the Trust's Board of Trustees. A complete listing of investment restrictions is contained under "Investment Restrictions" in the Portfolios' Statement of Additional Information.

As a matter of fundamental policy, the Portfolios may not borrow money, except as permitted under Federal law. Further, as a matter of non-fundamental policy, the Portfolios may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency



--
24
purposes, although the Portfolios may engage up to 5% of total assets in reverse repurchase agreements or dollar rolls.

As a matter of fundamental policy, the Portfolios may not make loans except through the lending of portfolio securities, the purchase of debt securities or interests in indebtedness or through repurchase agreements. The Portfolios have adopted a non-fundamental policy restricting the lending of portfolio securities to no more than 5% of total assets.

A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Portfolios' Statement of Additional Information.


---------------------------------------
Risks of investing in the Portfolios
---------------------------------------

The Portfolios' risks are determined by the nature of the securities held by the Underlying Scudder Funds as well as the proportion of investment in each Underlying Scudder Fund pursuant to the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to investments in the Portfolios.

o As the investments in each Portfolio are concentrated within a group of Underlying Scudder Funds, the performance of that Portfolio is directly related to the investment performance of those Underlying Scudder Funds. The ability of a Portfolio to meet its investment objective is directly related to the ability of the Underlying Scudder Funds to meet their objectives as well as the allocation among those Underlying Scudder Funds by the Portfolios' portfolio management team.

o Each Portfolio's share price and yield will fluctuate in response to various market and economic factors related to both the stock and bond markets. Some of the Underlying Scudder Funds invest in debt securities making them subject to credit risk, interest rate risk and pre-payment risk. Also, each Portfolio invests in Underlying Scudder Funds that are in turn invested in international securities and thus are subject to additional risks of these investments including changes in foreign currency exchange rates and political risk.

For information about the investment techniques and the risks involved in the Underlying Scudder Funds, please refer to "Additional Information about policies, investments and risks" and the Appendix to this prospectus.

---------------------------------------
Distribution and performance
information
---------------------------------------

Dividends and capital gains distributions

The Conservative Portfolio and Balanced Portfolio each intend to distribute dividends from net investment income quarterly in April, July, October and December. The Growth Portfolio intends to distribute net investment income in November or December. Each Portfolio intends to distribute net realized capital gains, if any, in November or December to prevent application of federal excise tax, although an additional distribution may be made within three months of a Portfolio's fiscal year end, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of a Portfolio. If an investment in a Portfolio is in the form of a retirement plan, then all distributions will automatically be reinvested in additional shares of that Portfolio.


Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable at a maximum 20% or 28% capital gains rate (depending on the Portfolio's holding period



                                                                              --
for the assets giving rise to the gain), regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Distributions received by a Portfolio from an Underlying Scudder Fund generally will be ordinary income dividends, includible in that Portfolio's net investment income, if paid from the Underlying Scudder Fund's net investment income, short-term capital gains or other taxable income. Distributions paid from an Underlying Scudder Fund's long-term capital gains, however, generally will be treated by a Portfolio as long-term capital gains taxable at a maximum 20% or 28% capital gains rate (depending on the Underlying Scudder Fund's holding period for the assets giving rise to the gain), regardless of how long that Portfolio held the Underlying Scudder Fund's shares.


Each Portfolio sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of the following year.


Performance information

From time to time, quotations of a Portfolio's performance may be included in advertisements, sales literature, or shareholder reports.

All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance.

For the Conservative Portfolio and Balanced Portfolio, the "SEC yield" is an annualized expression of the net income generated by a Portfolio over a specified 30-day (one month) period, as a percentage of a Portfolio's share price on the last day of that period. This yield is calculated according to methods required by the Securities and Exchange Commission (the "SEC"), and therefore may not equate to the level of income paid to shareholders. Yield is expressed as an annualized percentage. For all Portfolios, "total return" is the change in value of an investment in a Portfolio for a specified period. The "average annual total return" of a Portfolio is the average annual compound rate of return of an investment in a Portfolio assuming the investment has been held for one year, and the life of a Portfolio as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in a Portfolio for various periods. Total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of a Portfolio.

Performance will vary based upon, among other things, changes in market conditions and the level of the Underlying Scudder Funds' expenses.

---------------------------------------
Portfolio organization
---------------------------------------


Scudder Pathway Series is a diversified, open-end management investment company, commonly referred to as a "mutual fund," registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Massachusetts business trust on July 1, 1994.


The Trust offers four portfolios: Conservative Portfolio, Balanced Portfolio, Growth Portfolio and International Portfolio. The Declaration of Trust provides that each Portfolio can offer additional classes of shares and the Board of Trustees has the ability to offer additional portfolios. Each Portfolio represents a separate series of shares and has different objectives and investment policies. Each Portfolio intends to qualify separately as a regulated investment company for purposes of Subchapter M of the Internal Revenue Code.

The Portfolios' activities are supervised by its Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Portfolios are not required to hold, and have no current intention of holding, annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management contract.


--
26

Special Servicing Agreement

All the expenses of the Portfolios will be paid for in accordance with a Special Servicing Agreement (the "Agreement") entered into by the Adviser, the Underlying Scudder Funds, Scudder Service Corporation, Scudder Fund Accounting Corporation, Scudder Investor Services, Inc., Scudder Trust Company and the Portfolios. Under the Agreement, the Adviser will arrange for all services pertaining to the operation of the Portfolios including the services of Scudder Service Corporation and Scudder Fund Accounting Corporation as the Shareholder Servicing Agent and the Accounting Agent, respectively, for the Portfolios. If the officers of an Underlying Scudder Fund determine that the aggregate expenses of a Portfolio are less than the estimated savings to the Underlying Scudder Fund from the operation of that Portfolio, the Underlying Scudder Fund will bear those expenses in proportion to the average daily value of its shares owned by the Portfolio. Consequently, no Underlying Scudder Fund will be expected to carry expenses that are in excess of the estimated savings to it. The estimated savings are expected to result from the reduction of shareholder servicing costs due to the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Scudder Funds. The estimated savings produced by the operation of a Portfolio will most likely suffice to offset most, if not all, of the expenses incurred by that Portfolio.

In the event that the aggregate financial benefits to the Underlying Scudder Funds do not exceed the costs of a Portfolio, the Adviser will pay, on behalf of that Portfolio, that portion of costs determined to be greater than the benefits.

All expenses of the Portfolios, excluding certain non-recurring and extraordinary expenses, will be paid for in accordance with the Agreement, including fees and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Portfolios' accounting agent; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the transfer agent; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Trust who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians.

Certain Underlying Scudder Funds impose a fee upon the redemption or exchange of shares held less than one year. The fees, which range between 1% and 2% of the net asset value of the shares being redeemed or exchanged, are assessed and retained by the Underlying Scudder Funds for the benefit of the remaining shareholders. The fee is intended to encourage long-term investment in the Fund. The fee is not a deferred sales charge, is not a commission paid to the Adviser of its subsidiary and does not benefit the Adviser in any way. The Fund reserves the right to modify the terms of or terminate this fee at any time. As a shareholder of such Underlying Scudder Funds, the Portfolios will be subject to such fees. Under normal market conditions, each Portfolio will seek to avoid taking action that would result in the imposition of such a fee. However, in the event that a fee is incurred, the net assets of a Portfolio would be reduced by the amount of such fees that are assessed and retained by an Underlying Scudder Fund for the benefit of their shareholders.

Investment adviser


Each Portfolio retains the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation formerly known as Scudder, Stevens & Clark, Inc., to manage its daily investment and business affairs subject to the policies established by the Board of Trustees. The Trustees have overall responsibility for the management of each Portfolio under Massachusetts law.



                                                                              --

Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, have formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. and Scudder has changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.

Scudder Kemper Investments, Inc. is located at Two International Place, Boston, Massachusetts.


Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Portfolios.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Portfolios' principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Portfolios. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Portfolio accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Portfolios.

Custodian

State Street Bank and Trust Company is the custodian for the Portfolios.

---------------------------------------
Transaction information
---------------------------------------

For concise instruction on how to purchase, exchange or redeem shares, refer to pages 55 and 56.

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Portfolios' transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, a Portfolio may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay.

Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and the Portfolio account number. Contact your bank to arrange a wire transfer to:

      The Scudder Funds
      State Street Bank and Trust Company
      Boston, MA 02101
      ABA Number 011000028
      DDA Account 9903-5552

Your wire instructions must also include:
-- the name of the Portfolio in which the money is to be invested, -- the account number of the Portfolio, and -- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.You may also make additional investments of $100 or more to your existing account by wire.

By telephone order. Existing shareholders may purchase shares at a certain day's price by calling


--
28

1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to a Portfolio resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, a Portfolio may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

By exchange. The Portfolios may be exchanged for shares of other funds in the Scudder Family of Funds unless otherwise determined by the Board of Trustees. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming shares

The Portfolios allow you to redeem shares (i.e., sell them back to a Portfolio) without redemption fees.

By telephone. This is the quickest and easiest way to sell Portfolio shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Portfolio's transfer agent has received your completed and signed application. Telephone redemption is not


                                                                              --
available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach a Portfolio by telephone, you should write to the Portfolio; see "How to contact Scudder" for the address.

By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Portfolios reserve the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations, or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be wired to a predesignated bank account. Each Portfolio uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If a Portfolio does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Portfolios will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at each Portfolio's net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total assets of a Portfolio, less its liabilities, by the total number of shares of that Portfolio outstanding.

Processing time

All purchase and redemption requests must be received in good order by the Portfolios' transfer agent. Those requests received by the close of regular trading on the Exchange are executed at


--
30
the net asset value per share calculated at the close of trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

Each Portfolio will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The Trust and Scudder Investor Services, Inc. each reserves the right to reject purchases of Portfolio shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in a Portfolio's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Portfolio or Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Portfolios' application when you open an account. Federal tax law requires each Portfolio to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. Each Portfolio reserves the right to reject new account applications without a correct certified Social Security or tax identification number. Each Portfolio also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing a Portfolio with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans and certain other accounts have similar or lower minimum balance requirements. The initial investment and minimum account balance for fiduciary accounts such as IRAs is $1,000 per fund account, and the subsequent minimum investment is $50. A shareholder may open a regular account with a minimum of $1,000, if an investment program of at least $100 per month is established.

Shareholders with non-fiduciary accounts who maintain an account balance of less than $2,500 in a Portfolio without establishing a regular investment program may be assessed an annual $10.00 per fund charge with the fee to be paid to that Portfolio. The $10.00 charge will not apply to shareholders with a combined household account balance (same surname, same address) in any of the Scudder Funds of $25,000 or more. Each Portfolio reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, where a reduction in value has occurred due to a redemption or exchange out of the account. The shareholder may restore the share balance to $250 or more during the 60-day notice period and must maintain it at no lower than that minimum to avoid an involuntary redemption. Each Portfolio will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges


                                                                              --
and Redemptions -- Other information" in the Portfolio's Statement of Additional Information.

Third party transactions

If purchases and redemptions of Portfolio shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

---------------------------------------
Shareholder benefits
---------------------------------------

Experienced professional management


Scudder Kemper Investments, Inc., one of the nation's most experienced investment management firms, actively manages your investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

The Portfolios are managed by a team of investment professionals who each play an important role in the Portfolios' management process. Team members work together to develop investment strategies and select Underlying Scudder Funds for each Portfolio. They are supported by the Adviser's large staff of portfolio managers, economists, research analysts, traders and other investment specialists. The Adviser believes its team approach benefits the Portfolios' investors by bringing together many disciplines and leveraging its extensive resources. All members of the Pathway investment team are members of Scudder Kemper's Global Asset Allocation Committee. This group is responsible for analyzing the global economy and capital markets, integrating information from the firm's equity and fixed income specialists, and developing the outlook for the investment characteristics of the major markets in which a Portfolio invests.

Lead Portfolio Manager Benjamin W. Thorndike, who has 18 years of investment experience, joined the Adviser in 1983 as a portfolio manager. Since 1986, he has served as a portfolio manager for Scudder Growth and Income Fund. Mr. Thorndike will develop portfolio strategy utilizing the research, analysis and guidance provided by other members of the investment team. Cornelia Small, Portfolio Manager, is Director of Global Equity Investments and Chairman of the Capital Markets Group, and has also served as Director of Global Equity Research. Margaret (Peg) Hadzima, Portfolio Manager, is Director of the Adviser's Institutional Group, which includes a focus on asset allocation strategy. Ms. Hadzima has 24 years of experience in fixed-income investing during which she has served as Director of Global Bond Research and Chairman of Global Bond Strategy. Philip Fortuna, Portfolio Manager, joined the Adviser in 1986 as manager of institutional equity accounts. He has served as Director of Quantitative Research and Director of Investment Operations. Mr. Fortuna is Lead Portfolio Manager for Scudder Small Company Value Fund, as well as a portfolio manager for Scudder Micro Cap Fund. Maureen Allyn, Portfolio Manager, is the Adviser's Chief Economist, a position she has held since 1989, and is responsible for analyzing both the world and U.S. economies.


SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the applicable Portfolio; please see "How to contact Scudder" for the address.


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32

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by a Portfolio or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder Kemper Investments, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon the Adviser's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Portfolio shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Portfolio reports, such as the Portfolio's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.


                                                                              --

---------------------------------------
Scudder Kemper tax-advantaged
retirement plans
---------------------------------------

Scudder Kemper offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.

o Scudder Roth No-Fee IRAs. Similar to the traditional IRA in many respects, these retirement plans provide a unique opportunity for qualifying individuals to accumulate investment earnings tax free. Unlike a traditional IRA, with a Roth IRA, if you meet the distribution requirements, you can withdraw your money without paying any taxes on the earnings. The Scudder Roth IRA charges you no annual custodial fee.

o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.


o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans. The Scudder Keogh charges you no annual custodial fee.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.



--
34

--------------------------------------------------------------------------------
Trustees and Officers
--------------------------------------------------------------------------------

Daniel Pierce*
   President

Dr. Rosita P. Chang
   Trustee; Professor of Finance, University of Rhode Island

Edgar R. Fiedler
   Trustee; Vice President and Economic Counsellor, The Conference Board, Inc.

Peter B. Freeman
   Trustee; Corporate Director and Trustee

Dr. J.D. Hammond
   Trustee; Dean, Smeal College of Business Administration, Pennsylvania State University

Richard M. Hunt
   Trustee; University Marshal and Senior Lecturer, Harvard University

Jerard K. Hartman*
   Vice President

Thomas W. Joseph*
   Vice President


Thomas F. McDonough*
   Vice President, Treasurer and Secretary



Kathryn L. Quirk*
   Vice President and Assistant Secretary


John R. Hebble*
   Assistant Treasurer


Caroline Pearson*
   Assistant Secretary

*Scudder Kemper Investments, Inc.


                                                                              --

--------------------------------------------------------------------------------
Investment products and services
--------------------------------------------------------------------------------


The Scudder Family of Funds++
--------------------------------------------------------------------------------

Money Market
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--
   Premium  Shares*
   Managed Shares*
  Scudder Government Money Market Series--Managed Shares*

Tax Free Money Market+
  Scudder Tax Free Money Fund
  Scudder Tax Free  Money Market Series--Managed  Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited
   Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth
  Value
   Scudder Large Company Value  Fund
   Scudder Value Fund
   Scudder Small Company Value Fund
   Scudder Micro Cap Fund
  Growth
   Scudder Classic Growth Fund
   Scudder Large Company Growth Fund
   Scudder Development Fund
   Scudder 21st Century Growth Fund

Global Growth
  Worldwide
   Scudder Global Fund
   Scudder International Growth and Income Fund
   Scudder International Fund
   Scudder Global Discovery Fund
   Scudder Emerging Markets Growth Fund
   Scudder Gold Fund

  Regional
   Scudder Greater Europe Growth Fund
   Scudder Pacific Opportunities Fund
   Scudder Latin America Fund
   The Japan Fund, Inc.

Industry Sector Funds
  Choice Series
   Scudder Financial Services Fund
   Scudder Health Care Fund
   Scudder Technology Fund

Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs
  Traditional IRA
  Roth IRA
  SEP-IRA

  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan **+++
    (a variable annuity)

Education Accounts
  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------

  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.

  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.

  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. ++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various foreign stock exchanges.



--
36

--------------------------------------------------------------------------------
How to contact Scudder
--------------------------------------------------------------------------------

Account Service and Information:

         For existing account service and transactions
                  Scudder Investor Relations -- 1-800-225-5163

         For 24 hour account information, fund information, exchanges, and an overview of all the services available to you
                  Scudder Electronic Account Services --

         For personalized information about your Scudder accounts, exchanges and redemptions
                  Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

         For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions
                  Scudder Investor Relations -- 1-800-225-2470
                                   Investor.Relations@scudder.com
                  Scudder's World Wide Web Site -- http://funds.scudder.com

         For establishing 401(k) and 403(b) plans
                  Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:
         To receive information about this discount brokerage service and to obtain an application
                  Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:
         To receive information about this mutual fund portfolio guidance and management program
                  Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

                  The Scudder Funds
                  P.O. Box 2291
                  Boston, Massachusetts
                  02107-2291

Or Stop by a Scudder Investor Center??:
         Many shareholders enjoy the personal, one-on-one service of the Scudder Investor Centers. Check for an Investor Center near you--they can be found in the following cities:

                   Boca Raton       Chicago           San Francisco
                   Boston           New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.


                                                                              --

--------------------------------------------------------------------------------
  Purchases
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
Opening             Minimum initial investment: $2,500; IRAs $1,000
an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                    See appropriate plan literature.

Make checks         o  By Mail              Send your completed and signed application and check
payable to "The
Scudder Funds."                                 by regular mail to:    or       by express, registered,
                                                                                or certified mail to:

                                                The Scudder Funds               The Scudder Funds
                                                P.O. Box 2291                   66 Brooks Drive
                                                Boston, MA                      Braintree, MA  02184
                                                02107-2291

                    o  By Wire              Please see Transaction information--Purchasing shares--
                                            By wire for details, including the ABA wire transfer number.
                                            Then call 1-800-225-5163 for instructions.

                    o  In Person            Visit one of our Investor Centers to complete your application with the help of a Scudder representative. Investor Center locations are listed under Shareholder benefits.

------------------------------------------------------------------------------------------------------------------------
Purchasing          Minimum additional investment: $100; IRAs $50
additional          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
shares              See appropriate plan literature.

Make checks         o By Mail               Send a check with a Scudder investment slip, or with a letter of
payable to "The                             instruction including your account number and the
Scudder Funds."                             complete Portfolio name, to the appropriate address listed above.

                    o By Wire               Please see Transaction information--Purchasing shares--
                                            By  wire for details, including the ABA wire transfer number.

                    o In Person             Visit one of our Investor Centers to make an additional
                                            investment in your Scudder fund account. Investor Center
                                            locations are listed under Shareholder benefits.

                    o By Telephone          Please see Transaction information--Purchasing shares--
                                            By QuickBuy or By telephone order for more details.

                    o By Automatic          You may arrange to make investments on a regular basis regular basis
                      Investment Plan       through automatic deductions from your bank checking
                      ($50 minimum)         account. Please call 1-800-225-5163  for more information and an enrollment form.
------------------------------------------------------------------------------------------------------------------------



--
38

--------------------------------------------------------------------------------
 Exchanges and redemptions
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
Exchanging        Minimum investments:  $2,500 to establish a new account;
shares                                  $100 to exchange among existing accounts

                  o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                     8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                     Information Line, call 1-800-343-2890 (24 hours a day).

                  o By Mail          Print or type your instructions and include:
                    or Fax                the name of the Fund and the account number you are exchanging from;
                                          your name(s) and address as they appear on your account;
                                          the dollar amount or number of shares you wish to exchange;
                                          the name of the Fund you are exchanging into;
                                          your signature(s) as it appears on your account; and
                                          a daytime telephone number.

                                     Send your instructions
                                     by regular mail to:      or   by express, registered,   or   by fax to:
                                                                   or certified mail to:

                                     The Scudder Funds             Scudder Funds               1-800-821-6234
                                     P.O. Box 2291                 66 Brooks Drive
                                     Boston, MA 02107-2291         Braintree, MA  02184
------------------------------------------------------------------------------------------------------------------------
Redeeming shares  o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                     8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                     Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.

                  o By Mail          Send your instructions for redemption to the appropriate address or fax number
                    or Fax           above and include:
                                        the name of the Fund and account number you are redeeming from;
                                        your name(s) and address as they appear on your account;
                                        the dollar amount or number of shares you wish to redeem;
                                        your signature(s) as it appears on your account; and
                                        a daytime telephone number.

                                     A signature guarantee is required for redemptions over $100,000.
                                     See Transaction information--Redeeming shares.

                  o By Automatic     You may arrange to receive automatic cash payments periodically.
                    Withdrawal       Call 1-800-225-5163 for more information and an enrollment form.
                    Plan
------------------------------------------------------------------------------------------------------------------------



                                                                              --

                                    Appendix

    Descriptions Of Certain Risks Related To Various Securities Invested In,
       And Investment Techniques Employed By, The Underlying Scudder Funds
                       In Which The Portfolios May Invest



Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, an Underlying Scudder Fund's right to dispose of the securities may be restricted. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, an Underlying Scudder Fund may encounter delay and incur costs before being able to sell the securities. Also, if a seller defaults, the value of such securities may decline before an Underlying Scudder Fund is able to dispose of them. Some repurchase commitment transactions may not provide the Underlying Scudder Fund with collateral marked-to-market during the term of the commitment.


Convertible securities. While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

Non-diversified investment company. Certain Underlying Scudder Funds are classified as non-diversified investment companies under the Investment Company Act of 1940 (the "1940 Act"), which means that an Underlying Scudder Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of an Underlying Scudder Fund's assets in the securities of a small number of issuers may cause an Underlying Scudder Fund's share price to fluctuate more than that of a diversified investment company.


Common stocks. Under normal circumstances, certain Underlying Scudder Funds invest primarily in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, an Underlying Scudder Fund may participate in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks also offer the greatest potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Investment company securities. Securities of other investment companies may be acquired by certain Underlying Scudder Funds to the extent permitted under the 1940 Act. Investment companies incur certain expenses such as management, custodian, and transfer agency fees, and, therefore, any investment by an Underlying Scudder Fund in shares of other investment companies may be subject to such duplicate expenses.


Dollar roll transactions. If the broker/dealer to whom an Underlying Scudder Fund sells the securities underlying a dollar roll transaction becomes insolvent, an Underlying Scudder Fund's right to purchase or repurchase the securities may be restricted; the value of the securities may change adversely over the term of the dollar roll; the securities that an Underlying Scudder Fund is required to repurchase may be worth less than securities that an Underlying Scudder Fund originally held, and the return earned by an Underlying Scudder Fund with the proceeds of a dollar roll may not exceed transaction costs.

Zero coupon securities. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current cash distributions of interest.


Illiquid securities. The absence of a trading market can make it difficult to ascertain a market value for these investments. Disposing of illiquid investments may involve time- consuming negotiation and legal expenses, and it may be difficult or impossible for an Underlying Scudder Fund to sell them promptly at an acceptable price.

Indexed securities. Indexed securities may be positively or negatively indexed, so that appreciation of the reference instrument may produce an increase or a decrease in the interest rate or value of the security at maturity. In addition, the change in the interest rate or value of the security at maturity may be some multiple of the change in the value of the reference instrument. Thus, in addition to the credit risk of the security's issuer, an Underlying Scudder Fund will bear the market risk of the reference instrument.


Mortgage and other asset-backed securities. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and lessen their growth potential. An Underlying Scudder Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose an Underlying Scudder Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by an Underlying Scudder Fund, the prepayment right of mortgagors may limit the increase in net asset value of an Underlying Scudder Fund because the value of the mortgage-backed securities held by an Underlying Scudder Fund may not appreciate as rapidly as the price of non-callable debt securities. Asset-backed securities are subject to the risk of prepayment and the risk that the underlying loans will not be repaid.


When-issued securities. An Underlying Scudder Fund may purchase securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Underlying Scudder Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Special situation securities. From time to time, an Underlying Scudder Fund may invest in equity or debt securities issued by companies that are determined by the Adviser to possess "special situation" characteristics. In general, a special situation company is a company whose securities are expected to increase in value solely by reason of a development particularly or uniquely applicable to the company. Developments that may create special situations include, among others, a liquidation, reorganization, recapitalization or merger, material litigation, technological breakthrough and new management or management policies. The principal risk with investments in special situation companies is that the anticipated development thought to create the special situation may not occur and the investments therefore may not appreciate in value or may decline in value.

Brady Bonds. Certain Underlying Scudder Funds may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Mexico, Morocco, Nigeria, the Philippines, Poland and Uruguay.

Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter secondary markets. Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.

Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity, (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

Real estate investment trusts. Certain Underlying Scudder Funds may purchase interests in real estate investment trusts ("REITs"), which pool investors' funds for investment primarily in income-producing real estate or real estate-related loans or interests. REITs can generally be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments on real estate mortgages in which they are invested. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.


Investing in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of an Underlying Scudder Fund is uninvested and no return is earned thereon. The inability of an Underlying Scudder Fund to make intended security purchases due to settlement problems could cause an Underlying Scudder Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to an Underlying Scudder Fund due to subsequent declines in value of the portfolio security or, if an Underlying Scudder Fund has entered into a contract to sell the security, in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

Foreign investment in certain emerging market debt obligations is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market debt obligations and increase the costs and expenses of an Underlying Scudder Fund. Certain emerging markets require prior governmental approval of investments by foreign persons, and/or impose additional taxes on foreign investors. These markets may also restrict investment opportunities in issuers in industries deemed important to national interests.

Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. An Underlying Scudder Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to an Underlying Scudder Fund of any restrictions on investments.

Throughout the last decade many emerging markets have experienced and continue to experience high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Increases in inflation could have an adverse effect on an Underlying Scudder Fund's non-dollar denominated securities and on the issuers of debt obligations generally. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with securities markets in different countries may change independently of each other.

Investment in sovereign debt can involve a high degree of risk. Holders of sovereign debt (including an Underlying Scudder Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part. Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries had expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that an Underlying Scudder Fund's investments in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated. Finally, any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.


High yield/high risk securities. Certain Underlying Scudder Funds may invest in debt securities which are rated below investment-grade (hereinafter referred to as "lower rated securities") or which are unrated, but deemed equivalent to those rated below investment-grade by the Underlying Scudder Fund's adviser (commonly referred to as "junk"). The lower the ratings of such debt securities, the greater their risks render them like equity securities. These debt instruments generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk and lesser liquidity.


The lack of a liquid secondary market for certain securities may also make it more difficult for an Underlying Scudder Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. Lower rated and unrated securities are especially subject to adverse changes in general economic conditions, to changes in the financial condition of their issuers, and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of these securities especially in a market characterized by only a small amount of trading. Perceived credit quality in this market can change suddenly and unexpectedly, and may not fully reflect the actual risk posed by a particular lower rated or unrated security.

Securities lending. From time to time certain Underlying Scudder Funds may lend their portfolio securities to registered broker/dealers as described above. The risks of lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to registered broker/dealers deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

Investing in emerging growth companies. The investment risk associated with emerging growth companies is higher than that normally associated with larger, older companies due to the greater business risks of small size, the relative age of the company, limited product lines, distribution channels and financial and managerial resources. Further, there is typically less publicly available information concerning smaller companies than for larger, more established ones.

The securities of small companies are often traded over-the-counter and may not be traded in the volumes typical on a national securities exchange. Consequently, in order to sell this type of holding, an Underlying Scudder Fund may need to discount the securities from recent prices or dispose of the securities over a long period of time. The prices of this type of security may be more volatile than those of larger companies which are often traded on a national securities exchange.

Precious metals. Investments in precious metals and in precious metals-related securities and companies involve a relatively high degree of risk. Prices of gold and other precious metals can be influenced by a variety of global economic, financial and political factors and may fluctuate markedly over short periods of time. Among other things, precious metals values can be affected by changes in inflation, investment speculation, metal sales by governments or central banks, changes in industrial and commercial demand, and any governmental restrictions on private ownership of gold or other precious metals.

Correlation of gold and gold securities. The Adviser believes that the value of the securities of firms that deal in gold will correspond generally, over time, with the prices of the underlying metal. At any given time, however, changes in the price of gold may not strongly correlate with changes in the value of securities related to gold, which are expected to constitute part of certain Underlying Scudder Funds' assets. In fact, there may be periods in which the price of gold stocks and gold will move in different directions. The reason for this potential disparity is that political and economic factors, including behavior of the stock market, may have differing impacts on gold versus gold stocks.


Investing in Europe. An Underlying Scudder Fund's performance may be susceptible to political, social and economic factors affecting issuers in European countries. Such factors may include, but are not limited to: growth of GDP or GNP, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position, as well as interest and monetary exchange rates among European countries. Eastern European countries and certain Southern European countries are considered to be emerging markets. Securities traded in certain emerging European markets may be subject to additional risks due to political and economic reforms including efforts to decentralize the economic decision-making process and move toward a market-oriented economy. Additionally, the inexperience of financial intermediaries, lack of modern technology and the possibility of permanent or temporary termination of trading of securities may affect an Underlying Scudder Fund's performance. To the extent that an Underlying Scudder Fund purchases equity securities of smaller companies, such securities may experience greater volatility and have limited liquidity.

Former communist regimes of a number of Eastern European countries had expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that an Underlying Scudder Fund's investments in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated. Finally, any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunity.

Although the governments of certain Eastern European countries currently are implementing or considering reforms directed at political and economic liberalization, there can be no assurance that these reforms will continue or achieve their goals.


Investing in Latin America. The Adviser believes that investment opportunities may result from recent trends in Latin America encouraging greater market orientation and less governmental intervention in economic affairs. Investors, however, should be aware that the Latin American economies have experienced considerable difficulties in the past decade. Although there have been significant improvements in recent years, the Latin American economies continue to experience challenging problems, including high inflation rates and high interest rates relative to the U.S. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline which has been lacking at times in the past, as well as stable political and social conditions. Recovery may also be influenced by international economic conditions, particularly those in the U.S., and by world prices for oil and other commodities. There is no assurance that recent economic initiatives will be successful.

Certain risks associated with international investments and investing in smaller, developing capital markets are heightened for investments in Latin American countries. For example, some of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically. In addition, although there is a trend toward less government involvement in commerce, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and an Underlying Scudder Fund, as well as the value of securities in an Underlying Scudder Fund's portfolio.

Most Latin American countries have experienced substantial, and in some periods, extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.

Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. Some of these countries have in the past defaulted on their sovereign debt. Holders of sovereign debt (including an Underlying Scudder Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

The limited size of many Latin American securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities.

The portion of an Underlying Scudder Fund's assets invested directly in Chile may be less than the portions invested in other countries in Latin America because, at present, capital invested in Chile normally cannot be repatriated for as long as five years.

Investing in the Pacific Basin. Certain Underlying Scudder Funds are susceptible to political and economic factors affecting issuers in Pacific Basin countries. Many of the countries of the Pacific Basin are developing both economically and politically. Pacific Basin countries may have relatively unstable governments, economies based on only a few commodities or industries, and securities markets trading infrequently or in low volumes. Some Pacific Basin countries restrict the extent to which foreigners may invest in their securities markets. Securities of issuers located in some Pacific Basin countries tend to have volatile prices and may offer significant potential for loss as well as gain. Further, certain companies in the Pacific Basin may not have firmly established product markets, may lack depth of management, or may be more vulnerable to political or economic developments such as nationalization of their own industries.


Borrowing. Although the principal of an Underlying Scudder Fund's borrowing will be fixed, an Underlying Scudder Fund's assets may change in value during the time a borrowing is outstanding, increasing exposure to capital risk.


Corporate and Municipal Bond Ratings. The following is a description of the ratings given by S&P and Moody's to corporate and municipal bonds. Should the rating of a portfolio security held by an Underlying Scudder Fund be downgraded, the Adviser will determine whether it is in the best interest of the Underlying Scudder Fund to retain or dispose of such security.

S&P:

Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's:

Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

This prospectus sets forth concisely the information about Scudder Pathway
Series: International Portfolio (the "Portfolio"), a diversified open-end management investment company, that a prospective investor should know before investing. Scudder Pathway Series is composed of four separate Portfolios with distinctly different investment objectives. Each Portfolio, one of which is offered herein, seeks to accomplish its objective by investing in a number of other funds in the Scudder Family of Funds (the "Underlying Scudder Funds"). Please retain this prospectus for future reference.


If you require more detailed information, a Statement of Additional Information dated February 1, 1998, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the Securities and Exchange Commission's Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 5.

------------------------------
NOT FDIC-  MAY LOSE VALUE
INSURED    NO BANK GUARANTEE
------------------------------

[PRINTED WITH SOY INK LOGO]  [RECYCLE LOGO] Printed on recycled paper

345-2-28
MIS83P
PRO830298

SCUDDER [LOGO]

Scudder
Pathway Series:
International
Portfolio

Prospectus
February 1, 1998


A pure no-load(TM) (no sales charges) mutual fund which seeks maximum total return by investing in a select mix of international and global funds in the Scudder Family of Funds.

----------------------------------------
Expense information
----------------------------------------

--------------------------------------------------------------------------------
This information is designed to help you understand the various costs and expenses that an investor in Scudder Pathway Series: International Portfolio will bear directly or indirectly. With Scudder's pure no-load(TM) portfolios and funds, you pay no commissions to purchase or redeem shares, or to exchange from one portfolio or fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Portfolio for various transactions.

   Sales commissions to purchase shares (sales load)                       NONE
   Commissions to reinvest dividends                                       NONE
   Redemption fees                                                         NONE*
   Fees to exchange shares                                                 NONE

2) Annual Portfolio operating expenses: Expenses paid by the Portfolio before it distributes its net investment income, expressed as a percentage of the Portfolio's average daily net assets for the most recent fiscal year.

   Investment management fee                                               NONE
   12b-1 fees                                                              NONE
   Other expenses                                                          NONE
   Total Portfolio operating expenses**                                    NONE

The Portfolio is expected to operate at a zero expense level. However, the Portfolio's shareholders will indirectly bear the Portfolio's pro rata share of fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested. The investment returns of the Portfolio, therefore, will be net of the Portfolio's share of the expenses of the Underlying Scudder Funds in which the Portfolio is invested. The chart on page 3 shows the expense ratios of each Underlying Scudder Fund after fee waiver or reimbursement where applicable, as of its most recent fiscal year end.

----------------
* You may redeem by writing or calling the Portfolio. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."
** The payment of the Portfolio's pro rata share of expenses is subject to the Special Servicing Agreement. Please refer to "Portfolio organization--Special Servicing Agreement."

--------------------------------------------------------------------------------


--
2

----------------------------------------
Expense Ratios of the
Underlying Scudder Funds
----------------------------------------
--------------------------------------------------------------------------------
Underlying Scudder Funds                    Expense Ratio
------------------------                    -------------
Money Market Fund
Scudder Cash Investment Trust+                  0.86%

Bond Mutual Funds
Scudder Emerging Markets Income Fund            1.49%
Scudder Global Bond Fund+                       1.00%
Scudder International Bond Fund                +1.36%
Scudder Short Term Bond Fund                    0.86%

Underlying Scudder Funds                    Expense Ratio
------------------------                    -------------
Equity Mutual Funds
Scudder Emerging Markets Growth Fund+           2.00%
Scudder Global Discovery Fund                   1.63%
Scudder Global Fund                             1.37%
Scudder Gold Fund                               1.60%
Scudder Greater Europe Growth Fund+             1.66%
Scudder International Fund                      1.15%
Scudder International Growth and Income Fund+   1.75%
Scudder Latin America Fund                      1.89%
Scudder Pacific Opportunities Fund              1.94%
The Japan Fund                                  1.21%

Based on the foregoing, the range for the average weighted expense ratio borne by the Portfolio is expected to be 1.05% to 2.00%. A range is provided since the average assets of the Portfolio invested in each of the Underlying Scudder Funds will fluctuate.

Example
Using the midpoint of the ratios set forth above, the total pro rata expenses relating to a $1,000 investment in the Portfolio, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by each Underlying Scudder Fund before it distributes its net investment income to the Portfolio. (As noted above, the Portfolio has no redemption fees of any kind.)
                           1 Year              3 Years
                           ------              -------
                             $15                 $48

See "Portfolio organization--Special Servicing Agreement" for an explanation of the Special Servicing Agreement. This example assumes that the Portfolio reinvests all dividends and distributions paid by the Underlying Scudder Funds. This example should not be considered a representation of past or future expenses or returns. Actual expenses and returns of each Underlying Scudder Fund vary from year to year and may be higher or lower than those shown.

+The following funds maintained their expenses at the following rates for their respective fiscal periods: Scudder Cash Investment Trust: 0.85%, Scudder Emerging Markets Growth Fund: 2.00%, Scudder Global Bond Fund: 1.00%, Scudder Greater Europe Growth Fund: 1.50%, Scudder International Bond Fund:
1.50%, and Scudder International Growth and Income Fund: 1.75%. If the Adviser had not maintained the Funds' expenses, the total return for each such fund for the period would have been lower. Please see the appropriate Underlying Scudder Fund prospectus for details.

--------------------------------------------------------------------------------



                                                                              --

----------------------------------------
Financial highlights
----------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


If you would like more detailed information concerning the Portfolio's performance, a complete portfolio listing and audited financial statements are available in the Portfolio's Annual Report dated September 30, 1997 which may be obtained without charge by writing or calling Scudder Investor Services, Inc.


                                                               For the Period
                                                             November 15, 1996
                                                              (commencement of
                                                                operations)to
                                                             September 30, 1997
-----------------------------------------------------------------------------
Net asset value, beginning of period ..................         $12.00
                                                            -----------------
Income from investment operations:
Net investment income ................................             .31
Net realized and unrealized gain on investment
  transactions .......................................            1.63(a)

Total from investment operations                            -----------------
 .....................................................            1.94
Less distributions:                                         -----------------
From net investment income
From net realized gain on investments                             (.25)
                                                                  (.10)
Total distributions                                         -----------------
                                                                  (.35)
Net asset value, end of period                              -----------------
                                                                $13.59
--------------------------------------------------------------------------------
Total Return (%)                                                 16.58**
Ratios and Supplemental Data
Net assets, end of period ($ millions)                              12
Ratio of operating expenses to average daily net                    --
  assets (%)(b)
Ratio of net investment income to average daily net               1.23*
  assets (%)
Portfolio turnover rate (%)                                       35.1*
(a) The amount shown for a share outstanding throughout the period does not accord with the change in the aggregate gains and losses in the portfolio securities during the period because of the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values during the period.
(b) This Portfolio invests in other Scudder Funds, and although the Portfolio did not incur any direct expenses for the period, the Portfolio did bear its share of the operating, administrative and advisory expenses of the Underlying Scudder Funds.
*   Annualized
**  Not annualized
--------------------------------------------------------------------------------


--
4

----------------------------------------
A message from the President
----------------------------------------

[PHOTO OMITTED]

Edmond D. Villani, President
and CEO, Scudder Kemper
Investments, Inc.


Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 45 no-load mutual fund portfolios. We also manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund, and numerous other open and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

The Scudder Family of Funds includes those Funds, or classes of Funds, advised by Scudder Kemper Investments, Inc., that are offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no 12b-1 fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.


/s/ Edmond D. Villani


----------------------------------------
Scudder Pathway Series:
International Portfolio
----------------------------------------

Investment Objective

o  maximum total return

Investment Characteristics


o a professionally managed portfolio which allocates its investments among select international and global funds in the Scudder Family of Funds

o provides exposure to a wide range of asset classes, securities and markets around the globe
o  no added fees or expenses associated with the operation of Scudder Pathway
   Series: International Portfolio
o  appropriate for IRA, 401(k) and other retirement plans

----------------------------------------
Contents
----------------------------------------

Investment objective and policies    9
Why invest in the Portfolio?        10
Description of the Underlying
  Scudder Funds                     12
Information about policies,
  investments and risks             19
Investment restrictions of the
Portfolio                           22
Risks of investing in the Portfolio 22
Distribution and performance
information                         23
Portfolio organization              23
Transaction information
Shareholder benefits                30
Trustees and Officers
Investment products and services
How to contact Scudder              50
Purchases                           47
Exchanges and redemptions           49
Appendix


                                                                              --

----------------------------------------
Investment objective and policies
----------------------------------------


Scudder Pathway Series: International Portfolio (the "Portfolio") is one of four professionally managed, diversified portfolios of Scudder Pathway Series (the "Trust") (also known as "the Series"). The Portfolio's investment objective is to maximize total return for investors. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of established international and global funds in the Scudder Family of Funds.

The Scudder Funds in which the Portfolio may invest are referred to as the "Underlying Scudder Funds," (see below). Some of these Underlying Scudder Funds are equity mutual funds which invest largely in stocks to achieve growth. Other Underlying Scudder Funds held by the Portfolio are bond mutual funds which focus primarily on seeking total return. Moreover, the Underlying Scudder Funds represent both multiple and single regions of the world as well as established versus emerging markets and economies.

The portfolio management team for the Portfolio allocates investments based on the outlook of the Portfolio's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), for the financial markets, world economies and the relative performance potential of the Underlying Scudder Funds.


Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in Underlying Scudder Funds investing primarily in non-domestic securities. The Portfolio defines "non-domestic" securities as securities of companies neither domiciled in the U.S. nor organized under the laws of the U.S. and for which the U.S. trading market is not a primary market. Under normal market conditions, the International Portfolio will invest at least 60% of total assets in equity mutual funds. The balance of the Portfolio's total assets will be invested in bond mutual funds or held in a money market fund, cash or cash equivalents. If, as a result of appreciation or depreciation, the percentage of the Portfolio's assets invested in the above categories exceeds or is less than the applicable range, the Adviser will consider, in its discretion, whether to reallocate the assets of the Portfolio to comply with the stated ranges.


The Portfolio will purchase or sell shares of Underlying Scudder Funds to: (a) accommodate purchases and sales of the Portfolio's shares, (b) change the percentages of the Portfolio's assets invested in each of the Underlying Scudder Funds in response to changing market conditions, and (c) maintain or modify the allocation of the Portfolio's assets in accordance with the investment mix described above. To provide for redemptions or for temporary defensive purposes, the Portfolio may invest without limit in cash or cash equivalents, including repurchase agreements, reverse repurchase agreements, commercial paper and other types of money market instruments.


Except as otherwise indicated, the Portfolio's investment objective and policies are not

-------------------------------------
Underlying  Scudder  Funds in which
the Pathway International  Portfolio
may invest
-------------------------------------
Equity Mutual Funds
Scudder Emerging Markets Growth Fund
Scudder Global Discovery Fund
Scudder Global Fund
Scudder Gold Fund
Scudder Greater Europe Growth Fund
Scudder International Fund
Scudder International Growth and Income Fund
Scudder Latin America Fund
Scudder Pacific Opportunities Fund
The Japan Fund

Bond Mutual Funds
Scudder Emerging Markets Income Fund
Scudder Global Bond Fund
Scudder International Bond Fund
Scudder Short Term Bond Fund

Money Market
Fund Scudder Cash Investment Trust
-------------------------------------


--
6
fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the Portfolio remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Portfolio's objective will be met.

For information about the investment objectives of each of the Underlying Scudder Funds, please refer to "Description of the Underlying Funds." For information about purchasing, exchanging or redeeming shares, refer to "Transaction information," "Purchases" and "Exchanges and redemptions."

----------------------------------------
Why invest in the Portfolio?
----------------------------------------

The Pathway Series Portfolios are designed for individuals and institutions who prefer to have their asset allocation decisions made by professional money managers, are looking for core investments for their investment portfolio and appreciate the advantages of broad diversification. Scudder Pathway Series:
International Portfolio seeks maximum total return (i.e., any capital appreciation plus dividend income and interest). Investing to achieve this goal, the International Portfolio's assets are carefully allocated among a wide selection of international and global mutual funds offered by the Scudder Family of Funds.

The Portfolio is designed to meet the needs of investors seeking to add--through a single pure no-load(TM) investment--diversified international exposure to their investment portfolio. The Portfolio may be most appropriate for long-term investors, including those planning for retirement using tax-advantaged retirement accounts including IRAs, 401(k) corporate employee savings plans and 403(b) non-profit organization savings plans.

The proliferation of mutual funds over the last several years and the increased responsibilities shouldered by employees for managing their retirement plan assets have left many investors in search of a simple means to manage their long-term investments. With new investment categories emerging each year and with each mutual fund reacting differently to political, economic and business events, many investors are forced to make complex investment decisions with limited experience, time and personal resources.

The Portfolio should appeal to those investors interested in an actively managed, broad approach to international investing. The allocation of assets within the Portfolio is determined by the Adviser according to fundamental and quantitative analysis. Shifts will be made among Underlying Scudder Funds and asset classes based on the Adviser's then current outlook for the financial markets and the world's economies. Because the Portfolio's assets will be adjusted only periodically and within the investment ranges described above, there should not be any sudden large-scale changes in the Portfolio's asset allocation. The Portfolio is not designed as a market timing vehicle, but rather as a cost-effective, simple approach to helping investors participate in a range of international opportunities with a goal of maximum total return.


International investing offers the investor the dual benefits of enhanced return potential and greater overall portfolio diversification. Today, markets outside the U.S. represent well over half the world's public companies and equity values, and the economies of many foreign countries are growing faster than the U.S. economy. Further, foreign markets don't always move in step with each other and the U.S., so adding international exposure, such as through the Portfolio, can reduce overall portfolio volatility over time.



                                                                              --

----------------------------------------
Description of the Underlying
Scudder Funds
----------------------------------------


The following is a concise description of the investment objectives and practices for each of the Underlying Scudder Funds. There can be no assurance that the Underlying Scudder Funds' objectives will be met. Additional information regarding the investment practices of the Underlying Scudder Funds is located in the section entitled "Additional information about policies and investments," in the Appendix to this prospectus, in the sections entitled "The Fund's Investment Objectives and Policies" and "Glossary" in the Statement of Additional Information and in the prospectus of each of the Underlying Scudder Funds. Prospectuses for the Underlying Scudder Funds may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or by calling 1-800-225-2470. No offer is made in this prospectus of shares of any of the Underlying Scudder Funds.


The following Underlying Scudder Fund is the money market fund in which the Portfolio may invest and will likely serve as the primary cash reserve portion of the Portfolio.

Scudder Cash Investment Trust is a diversified investment company which seeks to maintain stability of capital and, consistent therewith, to maintain liquidity of capital and to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share. Shares of the Fund are not insured or guaranteed by the U.S. Government and there can be no assurance that a stable net asset value will be maintained.


The Fund purchases U.S. dollar-denominated money market securities. All of the Fund's portfolio securities must meet certain quality criteria at the time of purchase. Generally, the Fund may purchase only securities which are rated, or issued by a company with comparable securities rated, within the two highest quality rating categories of one or more of the following rating agencies:
Moody's Investor Services, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and Fitch Investors Service, Inc. ("Fitch") or, if unrated, the credit quality of the security is deemed equivalent, in the opinion of the Adviser, to the rated securities mentioned above. Amendments have been adopted to the federal rules regulating quality, maturity and diversification requirements of money market funds, like the Fund. Money market funds must comply with the revised rule by July 1, 1998. The Fund intends to be in compliance with the amended requirements by that date.


The maturity of each investment in the Fund's portfolio is 397 calendar days or less, except in the case of U.S. Government securities which may have maturities of up to 762 calendar days. The dollar-weighted average maturity of the Fund's portfolio varies with money market conditions, but is always 90 days or less. As a money market fund with a short-term maturity, the Fund's income fluctuates with changes in interest rates but its price is expected to remain fixed at $1.00 per share.

The following Underlying Scudder Funds are bond mutual funds which primarily seek to provide current income or total return.

Scudder Emerging Markets Income Fund is a non-diversified investment company which seeks to provide high current income. As a secondary objective, the Fund seeks long-term capital appreciation. In pursuing these goals, the Fund invests primarily in high-yielding, high-risk debt securities issued by governments and corporations in emerging markets.

The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the following: International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities.

To reduce currency risk, the Fund invests at least 65% of its assets in U.S. dollar-denominated debt


--
8
securities. Therefore, no more than 35% of the Fund's assets may be invested in debt securities denominated in foreign currencies. By focusing on fixed-income instruments issued in emerging markets, the Fund invests predominantly in debt securities that are rated below investment-grade. The Fund may invest up to 5% of its net assets in non-performing securities whose quality is comparable to securities rated as low as D by S&P or C by Moody's. Please refer to the attached Appendix for further information.


The Fund involves above-average bond fund risk and can invest entirely in high yield/high risk bonds (commonly referred to as junk bonds). Investments in emerging markets can be volatile. The Fund's share price and yield can fluctuate daily in response to political events, changes in the perceived creditworthiness of emerging nations, fluctuations in interest rates and, to a certain extent, movements in foreign currencies.


Scudder Global Bond Fund is a non-diversified investment company which seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund seeks capital appreciation.

The Fund will invest principally in a managed portfolio of high-grade intermediate- and long-term bonds denominated in the U.S. dollar and foreign currencies, including bonds denominated in the European Currency Unit (ECU). (Intermediate-term bonds generally have maturities between three and eight years, and long-term bonds generally have maturities of greater than eight years.) Portfolio investments will be selected on the basis of, among other things, yields, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk. At least 65% of the Fund's investments will consist of high-grade debt securities, which are those rated in one of the three highest rating categories of one of the major U.S. rating services or, if unrated, considered to be of equivalent quality in local currency terms as determined by the Adviser. The Fund may also invest up to 15% of its net assets in debt securities rated BBB by S&P or Baa by Moody's and lower, or unrated securities considered to be of equivalent quality by the Adviser. Securities rated below Baa by Moody's or BBB by S&P are commonly referred to as "junk bonds." The Fund will not invest in any securities rated B or lower.

The Fund may invest in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; obligations issued or guaranteed by foreign national governments, their agencies, instrumentalities or political subdivisions; and debt securities issued or guaranteed by supranational organizations such as the European Investment Bank, Inter-American Development Bank and The World Bank. The Fund may also invest in non-government securities including corporate debt securities, bank or bank holding company obligations (e.g., certificates of deposit and bankers acceptances), and mortgage and other asset-backed issues.

Scudder International Bond Fund is a non-diversified investment company which seeks to provide income primarily by investing in a managed portfolio of high-grade debt securities denominated in foreign currencies. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

To achieve its objectives, the Fund primarily invests in a managed portfolio of high-grade debt securities denominated in foreign currencies, including bonds denominated in the European Currency Unit (ECU). Portfolio investments will be selected on the basis of, among other things, yield, credit quality, and the fundamental outlooks for currency and interest rate trends in


                                                                              --
different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk. The Fund will normally invest at least 65% of its total assets in bonds denominated in foreign currencies. The Fund will invest no more than 35% of the value of its total assets in U.S. debt securities. The Fund will invest no more than 15% of its total assets in debt securities rated below investment-grade, but no lower than B.

Scudder Short Term Bond Fund is a diversified investment company which seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality, short-term bonds. The dollar-weighted average effective maturity of the Fund's portfolio may not exceed three years. The net asset value of the Fund is expected to fluctuate with changes in interest rates and bond market conditions, although this fluctuation should be more moderate than that of a fund with a longer average maturity. The Adviser, however, will attempt to minimize principal fluctuation through, among other things, diversification, credit analysis and security selection, and adjustment of the Fund's average portfolio maturity.

The Fund emphasizes high quality investments. Under normal market conditions, at least 65% of the Fund's net assets will be invested in (1) obligations of the U.S. Government, its agencies or instrumentalities, and (2) debt securities rated, at the time of purchase, in one of the two highest categories of S&P or Moody's.

In addition, the Fund will not invest in any debt security rated at the time of purchase below investment-grade.

The following Underlying Scudder Funds are equity mutual funds which seek long-term growth of capital.

Scudder Emerging Markets Growth Fund is a non-diversified investment company which seeks long-term growth of capital primarily through equity investment in emerging markets around the globe. The Fund will invest in the Asia-Pacific region, Latin America, less developed nations in Europe, the Middle East and Africa, focusing investments in countries and regions where there appear to be the best value and appreciation potential, subject to considerations of portfolio diversification and liquidity. At least 65% of the Fund's total assets will be invested in the equity securities of emerging market issuers. The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities. The Fund intends to allocate its investments among at least three countries at all times, and does not expect to concentrate in any particular industry. The Fund deems an issuer to be located in an emerging market if:

o  the issuer is organized under the laws of an emerging market country;
   the issuer's principal securities trading market is in an emerging market; or
o at least 50% of the issuer's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years is derived (directly or indirectly through subsidiaries) from assets or activities located in emerging markets.

The Fund's equity investments are common stock, preferred stock (either convertible or non-convertible), depository receipts and warrants. Equity securities may also be purchased through rights. Securities may be listed on securities exchanges, traded over-the-counter, or have no organized market. The Fund may invest in illiquid securities.

The Fund may invest up to 35% of its total assets in emerging market and domestic debt securities if the Adviser determines that the capital appreciation of debt securities is likely to equal or exceed the capital appreciation of equity


--
10
securities. Under normal market conditions, the Fund may invest up to 35% of its assets in equity securities of issuers in the U.S. and other developed markets.

Scudder Global Discovery Fund is a diversified investment company which seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

In pursuit of its objective, the Fund generally invests in small, rapidly growing companies which offer the potential for above-average returns relative to larger companies, yet are frequently overlooked and thus undervalued by the market. The Fund has the flexibility to invest in any region of the world. It can invest in companies based in emerging markets, typically the Far East, Latin America and lesser developed countries in Europe, as well as in firms operating in developed economies, such as those of the United States, Japan and Western Europe.

Under normal circumstances, the Fund invests at least 65% of its total assets in the equity securities of small companies. While the Adviser believes that smaller, lesser-known companies can offer greater growth potential than larger, more established firms, the former also involve greater risk and price volatility. To help reduce risk, the Fund expects, under normal market conditions, to diversify its portfolio widely by company, industry and country. The Fund intends to allocate investments among at least three countries at all times, one of which may be the U.S. The Fund invests primarily in companies whose individual equity market capitalization would place them in the same size range as companies in approximately the lowest 20% of world market capitalization as represented by the Salomon Brothers Broad Market Index, an index comprised of equity securities of more than 6,500 small-, medium- and large-sized companies based in 22 markets around the globe. Based on this policy, the companies held by the Fund typically will have individual equity market capitalizations of between approximately $50 million and $2 billion (although the Fund will be free to invest in smaller capitalization issues that satisfy the Fund's size standard). Furthermore, the median market capitalization of the companies in which the Fund invests will not exceed $750 million.

The Fund may invest up to 35% of its total assets in equity securities of larger companies located throughout the world and in investment-grade debt securities if the Adviser determines that the capital appreciation of debt securities is likely to exceed the capital appreciation of equity securities. The Fund may invest up to 5% of its net assets in debt securities rated below investment-grade.

Scudder Global Fund is a diversified investment company which seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks. The Fund invests on a worldwide basis in equity securities of companies which are incorporated in the U.S. or in foreign countries. It also may invest in the debt securities of U.S. and foreign issuers.

The Fund will be invested usually in securities of issuers located in at least three countries, one of which may be the U.S. It is expected that investments will include companies of varying size as measured by assets, sales or capitalization. The Fund generally invests in equity securities of established companies listed on U.S. or foreign securities exchanges, but also may invest in securities traded over-the-counter. It also may invest in debt securities convertible into common stock, convertible and non-convertible preferred stock, and fixed-income securities of governments, government agencies, supranational agencies and companies when the Adviser believes the potential for appreciation will equal or exceed that available from investments in equity securities. These debt and fixed-income securities will be investment-grade,


                                                                              --
except that the Fund may invest up to 5% of its total assets in debt securities rated below investment-grade.

Scudder Gold Fund is a non-diversified investment company which seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

The Fund pursues its objective primarily through a portfolio of gold-related investments. Under normal market conditions, at least 65% of the Fund's total assets will be invested in (1) equity securities (defined as common stock, investment-grade preferred stock and debt securities that are convertible into or exchangeable for common stock) of U.S. and foreign companies primarily engaged in the exploration, mining, fabrication, processing or distribution of gold, (2) gold bullion, and (3) gold coins. A company will be considered "primarily engaged" in a business or an activity if it devotes or derives at least 50% of its assets, revenues and/or operating earnings from that business or activity. The remaining 35% of the Fund's assets may be invested in any precious metals other than gold; in equity securities of companies engaged in activities primarily relating to precious metals and minerals other than gold; in investment-grade debt securities, including zero coupon bonds, of companies engaged in activities relating to gold or other precious metals and minerals; warrants; and in certain debt securities, a portion of the return on which is indexed to the price of precious metals. In addition, the Fund may engage in Strategic Transactions and, to a limited extent, may invest in illiquid and restricted securities.

Consistent with applicable state securities laws, up to 10% of the Fund's total assets may be invested directly in gold, silver, platinum and palladium bullion and in gold and silver coins. In addition, the Fund's assets may be invested in wholly owned subsidiaries of the Scudder Mutual Funds, Inc., of which the Fund is a series, that invest in gold, silver, platinum and palladium bullion and in gold and silver coins.

Scudder Greater Europe Growth Fund is a non-diversified investment company which seeks long-term growth of capital through investments primarily in the equity securities of European companies. Although its focus is on long-term growth, the Fund may provide current income principally through holdings in dividend-paying securities.

The Fund will invest, under normal market conditions, at least 80% of its total assets in the equity securities of European companies. The Fund defines a European company as follows:

o A company organized under the laws of a European country or for which the principal securities trading market is in Europe; or
o A company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in its most recent fiscal year represents (directly or indirectly through subsidiaries) assets or activities located in Europe.

The Fund may invest, under normal market conditions, up to 20% of its total assets in European debt securities. Within this 20% limit, the Fund may invest in debt securities which are unrated, rated, or the equivalent of those rated below investment-grade.

When, in the opinion of the Adviser, market conditions warrant, the Fund may hold foreign or U.S. debt instruments as well as cash or cash equivalents, including foreign and domestic money market instruments, short-term government and corporate obligations, and repurchase agreements without limit for temporary defensive purposes and up to 20% to maintain liquidity.

Scudder International Fund is a diversified investment company which seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities. The Fund invests in companies, wherever organized, which do business primarily outside


--
12
the United States. The Fund intends to diversify investments among several countries and to have represented in the portfolio, in substantial proportions, business activities in not less than three different countries. The Fund does not intend to concentrate investments in any particular industry.

The Fund's investments are generally denominated in foreign currencies. The strength or weakness of the U.S. dollar against these currencies is responsible for part of the Fund's investment performance.

The Fund may invest up to 20% of its total assets in investment-grade debt securities except that the Fund may not invest more than 5% of its total assets in debt securities which are rated below investment-grade.

Scudder International Growth and Income Fund is a diversified investment company which seeks long-term growth of capital and current income primarily from foreign equity securities. The Fund invests generally in common stocks of established companies listed on foreign exchanges, which offer prospects for growth of earnings while paying relatively high current dividends. The Fund can also invest in other types of equity securities, including preferred stocks and securities convertible into common stock. The Fund can invest throughout the world, but will emphasize investments in developed economies other than the U.S. In pursuing its dual objective, at least 80% of the Fund's net assets will be invested in the equity securities of established non-U.S. companies. The Fund generally invests in equity securities of established companies listed on foreign securities exchanges, but also may invest in securities traded over-the-counter. The Fund's equity investments include common stock, convertible and non-convertible preferred stock, sponsored and unsponsored depository receipts, and warrants.

Scudder Latin America Fund is a non-diversified investment company which seeks to provide long-term capital appreciation through investment primarily in the securities of Latin American issuers.

The Fund involves above-average investment risk. The Fund seeks to benefit from economic and political trends emerging throughout Latin America. These trends are supported by governmental initiatives designed to promote freer trade and market-oriented economies. The Adviser believes that efforts by Latin American countries to, among other things, reduce government spending and deficits, control inflation, lower trade barriers, stabilize currency exchange rates, increase foreign and domestic investment and privatize state-owned companies, will set the stage for attractive investment returns over time.

At least 65% of the Fund's total assets will be invested in the securities of Latin American issuers, and 50% of the Fund's total assets will be invested in Latin American equity securities. To meet its objective to provide long-term capital appreciation, the Fund normally invests at least 65% of its total assets in equity securities. The Fund considers Latin American countries to include Mexico, Central America, South America and the Spanish-speaking islands of the Caribbean. The Fund defines securities of Latin American issuers as follows:

o Securities of companies organized under the laws of a Latin American country or for which the principal securities trading market is in Latin America;
o Securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, political subdivisions or the central bank of such country;
o Securities of companies, wherever organized, when at least 50% of an issuer's non-current assets, capitalization, gross revenue or profit in


                                                                              --
   any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in Latin America; or
o Securities of Latin American issuers, as defined above, in the form of depositary shares.

The Fund may invest in debt securities when management anticipates that the potential for capital appreciation is likely to equal or exceed that of equity securities, and which are unrated, rated or the equivalent of those rated below investment-grade although the Fund will not invest more than 10% of its net assets in securities rated B or lower by Moody's and S&P and may invest in securities rated C by Moody's or D by S&P. Please refer to the attached Appendix for further information.

Scudder Pacific Opportunities Fund is a non-diversified investment company which seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

The Fund invests, under normal market conditions, at least 65% of its assets in the equity securities of Pacific Basin companies. Pacific Basin countries include Australia, the Peoples Republic of China, India, Indonesia, Malaysia, New Zealand, the Philippines, Sri Lanka, Pakistan and Thailand, as well as Hong Kong, Singapore, South Korea and Taiwan--the so-called "four tigers." The Fund may invest in other countries in the Pacific Basin when their markets become sufficiently developed. The Fund will not, however, invest in Japanese securities. The Fund intends to allocate investments among at least three countries at all times and does not expect to concentrate investments in any particular industry. The Fund defines securities of Pacific Basin companies as follows:

o Securities of companies organized under the laws of a Pacific Basin country or for which the principal securities trading market is in the Pacific Basin; or
o Securities of companies, wherever organized, when at least 50% of a company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in the Pacific Basin.

Under normal market conditions, the Fund may invest up to 35% of its assets in equity securities of U.S. and other non-Pacific Basin issuers (excluding Japan). The Fund may invest up to 35% of its total assets in foreign and domestic high-grade debt securities if the Adviser determines that the capital appreciation of debt securities is likely to equal or exceed the capital appreciation of equity securities.

The Japan Fund is a diversified mutual fund which seeks to achieve long-term capital appreciation by investing primarily in equity securities (including American Depositary Receipts) of Japanese companies. Equity securities are defined as common and preferred stock, debt securities convertible into common stock (sometimes referred to as "convertible debentures") and common stock purchase warrants.

Under normal conditions, the Fund will invest at least 80% of its assets in Japanese securities, that is, securities issued by entities that are organized under the laws of Japan ("Japanese companies"), securities of affiliates of Japanese companies, wherever organized or traded, and securities of issuers not organized under the laws of Japan but deriving 50% or more of their revenues from Japan. These securities may include debt securities (Japanese government debt securities and debt securities of Japanese companies) when the Adviser believes that the potential for capital appreciation from investment in debt securities equals or exceeds that available from investment in equity securities.

The Fund may also invest up to 30% of its net assets in equity securities of Japanese companies which are traded in an over-the-counter market.


--
14

These are generally securities of relatively small or little-known companies that the Adviser believes have above-average earnings growth potential. The Fund may invest up to 20% of its assets in cash or short-term government or other short-term prime obligations in order to have funds readily available for general corporate purposes, including the payment of operating expenses, dividends and redemptions, or the investment in securities through exercise of rights or otherwise, or in repurchase agreements. Where the Adviser determines that market or economic conditions so warrant, the Fund may, for temporary defensive purposes, invest more than 20% of its assets in cash or such securities.

----------------------------------------
Information about policies,
investments and risks
----------------------------------------


In pursuing their investment objectives, each of the Underlying Scudder Funds is permitted to engage in a wide range of investment policies. The Underlying Scudder Funds' risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. Certain of these policies are described below. Further information about the Underlying Scudder Funds is contained in the Appendix to this prospectus, and in the Statement of Additional Information. Also, detailed information is presented in the prospectuses of the Underlying Scudder Funds.

Foreign securities. Each Underlying Scudder Fund (except Scudder Cash Investment Trust) may invest in foreign securities. Investments in foreign securities involve special considerations due to limited information, higher brokerage costs, different accounting standards and thinner trading markets as compared to domestic markets and the likely impact of foreign taxes on the income from securities. They may also entail certain other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, an Underlying Scudder Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar.


Further, it may be more difficult for an Underlying Scudder Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Certain markets may require payment for securities before delivery. An Underlying Scudder Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. These risks are greater in emerging markets.

Debt securities. In general, the prices of debt securities rise when interest rates fall, and vice versa. This effect is usually more pronounced for longer term securities. The debt securities in which certain of the Underlying Scudder Funds may invest are rated, or determined by the Adviser to be the equivalent of those rated, by two nationally recognized rating organizations, Moody's and S&P. High quality securities are those rated in the two highest categories by Moody's (Aaa or Aa) or S&P (AAA or AA). High-grade securities are those rated in the three highest categories by Moody's (Aaa, Aa, or A) or by S&P (AAA, AA, or A). Investment-grade


                                                                              --
securities are those rated in the four highest categories by Moody's (Aaa, Aa, A, or Baa) or by S&P (AAA, AA, A or BBB).

Certain Underlying Scudder Funds may invest in debt securities which are rated below investment-grade; that is, rated below Baa by Moody's or BBB by S&P (commonly referred to as "junk bonds"). The lower the ratings of such debt securities, the greater their risks render them like equity securities. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. Certain Underlying Scudder Funds may also invest in securities which are rated D by S&P or, if unrated, are of equivalent quality. Securities rated D may be in default with respect to payment of principal or interest. Additional information regarding the ratings of debt securities and the identity of those Underlying Scudder Funds that can invest in investment-grade or below investment-grade debt securities may be found in the section entitled "Description of the Underlying Scudder Funds" and in the Appendix to this prospectus.

To the extent an Underlying Scudder Fund invests in high-grade securities, it will be unable to avail itself of opportunities for higher income which may be available with lower grade investments. Conversely, although some lower-grade securities have produced higher yields in the past than the investment-grade securities, lower-grade securities are considered to be predominantly speculative and, therefore, carry greater risk. Please refer to the attached Appendix for further information.


Illiquid securities. Certain Underlying Scudder Funds may invest in securities for which there is not an active trading market, or which have resale restrictions. These types of securities generally offer a higher return than more readily marketable securities, but carry the risk that the Fund may not be able to dispose of them at an advantageous time or price.


Strategic Transactions and derivatives. Each Underlying Scudder Fund (except for Scudder Cash Investment Trust) may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in each Underlying Scudder Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, each Underlying Scudder Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of an Underlying Scudder Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes.


Strategic Transactions, including derivatives contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic



--
16

Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to an Underlying Scudder Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation an Underlying Scudder Fund can realize on its investments or cause an Underlying Scudder Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Underlying Scudder Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of an Underlying Scudder Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of an Underlying Scudder Fund's position.

In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets.

As a result, in certain markets, an Underlying Scudder Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that an Underlying Scudder Fund may use and some of their risks are described more fully in Pathway Series' Statement of Additional Information and the Statement of Additional Information of certain Underlying Scudder Funds.

----------------------------------------
Investment restrictions of the
Portfolio
----------------------------------------


The Portfolio has certain investment restrictions which are designed to reduce the Portfolio's investment risk. Fundamental investment restrictions may not be changed without a vote of shareholders; non-fundamental investment restrictions may be changed by a vote of the Trust's Board of Trustees. A complete listing of investment restrictions is contained under "Investment Restrictions" in the Portfolio's Statement of Additional Information.

As a matter of fundamental policy, the Portfolio may not borrow money, except as permitted under Federal law. Further, as a matter of non-fundamental policy, the Portfolio may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes, although the Portfolio may engage up to 5% of total assets in reverse repurchase agreements or dollar rolls.

As a matter of fundamental policy, the Portfolio may not make loans except through the lending of portfolio securities, the purchase of debt securities or through repurchase agreements. The Portfolio has adopted a non-fundamental policy restricting the lending of portfolio securities to no more than 5% of total assets.

A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Portfolio's Statement of Additional Information.



                                                                              --

----------------------------------------
Risks of investing in the Portfolio
----------------------------------------

The Portfolio's risks are determined by the nature of the securities held by the Underlying Scudder Funds as well as the proportion of investment in each Underlying Scudder Fund pursuant to the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to investments in the Portfolio.

o As the investments in the Portfolio are concentrated within a group of Underlying Scudder Funds, the performance of the Portfolio is directly related to the investment performance of those Underlying Scudder Funds. The ability of the Portfolio to meet its investment objective is directly related to the ability of the Underlying Scudder Funds to meet their objectives as well as the allocation among those Underlying Scudder Funds by the Portfolio's portfolio management team.
o The Portfolio's share price will fluctuate in response to various market and economic factors related to both the stock and bond markets. Certain of the Underlying Scudder Funds invest in debt securities making them subject to credit risk, interest rate risk and pre-payment risk. Also, the Portfolio invests in Underlying Scudder Funds that are in turn invested in international securities and thus are subject to the additional risks of these investments including changes in foreign currency exchange rates and political risk.

For information about the investment techniques and the risks involved in each Underlying Scudder Fund, please refer to "Information about policies, investments and risks" and the Appendix to this prospectus.

----------------------------------------
Distribution and performance information
----------------------------------------

The Portfolio intends to distribute net investment income and net realized capital gains in November or December to prevent application of federal excise tax, although an additional distribution may be made within three months of the Portfolio's fiscal year end, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Portfolio. If an investment in the Portfolio is in the form of a retirement plan, then all distributions will automatically be reinvested in additional shares of the Portfolio.


Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable at a maximum 20% or 28% capital gains rate (depending on the Portfolio's holding period for the assets giving rise to the gain), regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Distributions received by the Portfolio from an Underlying Scudder Fund generally will be ordinary income dividends, includible in the Portfolio's net investment income, if paid from the Underlying Scudder Fund's net investment income, short-term capital gains or other taxable income. Distributions paid from an Underlying Scudder Fund's long-term capital gains, however, generally will be treated by the Portfolio as long-term capital gains taxable at a maximum 20% or 28% capital gains rate (depending on the Underlying Scudder Fund's holding period for the assets giving rise to the gain), regardless of how long the Portfolio held the Underlying Scudder Fund's shares.

The Portfolio sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of the following year.



--
18

Performance information

From time to time, quotations of the Portfolio's performance may be included in advertisements, sales literature, or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in the Portfolio for a specified period. The "average annual total return" of the Portfolio is the average annual compound rate of return of an investment in the Portfolio assuming the investment has been held for one year, and the life of the Portfolio as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Portfolio for various periods. Total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Portfolio.

Performance will vary based upon, among other things, changes in market conditions and the level of the Underlying Scudder Funds' expenses.

----------------------------------------
Portfolio organization
----------------------------------------

Scudder Pathway Series is a diversified, open-end management investment company, commonly referred to as a "mutual fund," registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Massachusetts business trust on July 1, 1994.

The Trust offers four portfolios: Conservative Portfolio, Balanced Portfolio, Growth Portfolio and International Portfolio. The Declaration of Trust provides that each Portfolio can offer additional classes of shares and the Board of Trustees has the ability to offer additional portfolios. Each Portfolio represents a separate series of shares and has different objectives and investment policies. Each Portfolio intends to qualify separately as a regulated investment company for the purposes of Subchapter M of the Internal Revenue Code.

The Portfolio's activities are supervised by the Trust's Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Portfolio is not required to hold, and has no current intention of holding, annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management contract.

Special Servicing Agreement

All the expenses of the Portfolio will be paid for in accordance with a Special Servicing Agreement (the "Agreement") entered into by the Adviser, the Underlying Scudder Funds, Scudder Service Corporation, Scudder Fund Accounting Corporation, Scudder Investor Services, Inc., Scudder Trust Company and the Portfolio. Under the Agreement, the Adviser will arrange for all services pertaining to the operation of the Portfolio including the services of Scudder Service Corporation and Scudder Fund Accounting Corporation as the Shareholder Servicing Agent and the Accounting Agent, respectively, for the Portfolio. If the officers of an Underlying Scudder Fund determine that the aggregate expenses of the Portfolio are less than the estimated savings to the Underlying Scudder Fund from the operation of the Portfolio, the Underlying Scudder Fund will bear those expenses in proportion to the average daily value of its shares owned by the Portfolio. Consequently, no Underlying Scudder Fund will be expected to carry expenses that are in excess of the estimated savings to it. The estimated savings are expected to result from the reduction of shareholder servicing costs due to the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Scudder Funds. The estimated savings produced by the operation of the Portfolio will most likely suffice to offset


                                                                              --
most, if not all, the expenses incurred by the Portfolio.

In the event that the aggregate financial benefits to the Underlying Scudder Funds do not exceed the costs of the Portfolio, the Adviser will pay, on behalf of the Portfolio, that portion of costs determined to be greater than the benefits.

All expenses of the Portfolio, excluding certain non-recurring and extraordinary expenses, will be paid for in accordance with the Agreement, including fees and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Portfolio's accounting agent; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the transfer agent; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Portfolio who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians.

Certain Underlying Scudder Funds impose a fee upon the redemption or exchange of shares held less than one year. The fees, which range between 1% and 2% of the net asset value of the shares being redeemed or exchanged, are assessed and retained by the Underlying Scudder Funds for the benefit of the remaining shareholders. The fee is intended to encourage long-term investment in the Fund. The fee is not a deferred sales charge, is not a commission paid to the Adviser of its subsidiary and does not benefit the Adviser in any way. Each such Fund reserves the right to modify the terms of or terminate this fee at any time. As a shareholder of such Underlying Scudder Funds, the Portfolio will be subject to such fees. Under normal market conditions, the Portfolio will seek to avoid taking action that would result in the imposition of such a fee. However, in the event that a fee is incurred, the net assets of the Portfolio would be reduced by the amount of such fees that are assessed and retained by the Underlying Scudder Funds for the benefit of their shareholders.


Investment adviser

The Portfolio retains the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation formerly known as Scudder, Stevens & Clark, Inc., to manage its daily investment and business affairs subject to the policies established by the Board of Trustees. The Trustees have overall responsibility for the management of the Portfolio under Massachusetts law.

Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, have formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. and Scudder has changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.

Scudder Kemper Investments, Inc. is located at Two International Place, Boston, Massachusetts.

Transfer agent


Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Portfolio.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Portfolio's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Portfolio. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.


--
20

Accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Portfolio.

Custodian

State Street Bank and Trust Company is the custodian for the Portfolio.

----------------------------------------
Transaction information
----------------------------------------

For concise instruction on how to purchase, exchange or redeem shares, refer to pages and .

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Portfolio's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Portfolio may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay.

Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and the Portfolio account number. Contact your bank to arrange a wire transfer to:

      The Scudder Funds
      State Street Bank and Trust Company
      Boston, MA 02101
      ABA Number 011000028
      DDA Account 9903-5552

Your wire instructions must also include:

--  the name of the Portfolio in which the money is to be invested,

--  the account number of the Portfolio, and

--  the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.You may also make additional investments of $100 or more to your existing account by wire.

By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Portfolio resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.


                                                                              --

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, the Portfolio may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

By exchange. The Portfolio may be exchanged for shares of other funds in the Scudder Family of Funds unless otherwise determined by the Board of Trustees. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming shares

The Portfolio allows you to redeem shares (i.e., sell them back to the Portfolio) without redemption fees.

By telephone. This is the quickest and easiest way to sell Portfolio shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Portfolio's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Portfolio by telephone, you should write to the Portfolio; see "How to contact Scudder" for the address.

By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be


--
22
transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Portfolio reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations, or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be wired to a predesignated bank account. The Portfolio uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Portfolio does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Portfolio will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at the Portfolio's net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total assets of the Portfolio, less its liabilities, by the total number of shares of the Portfolio outstanding.

Processing time

All purchase and redemption requests must be received in good order by the Portfolio's transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Portfolio will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The Trust and Scudder Investor Services, Inc. each reserves the right to reject purchases of Portfolio shares (including


                                                                              --
exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Portfolio's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Portfolio or Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Portfolio's application when you open an account. Federal tax law requires the Portfolio to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Portfolio reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Portfolio also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Portfolio with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans and certain other accounts have similar or lower minimum balance requirements. The initial investment and minimum account balance for fiduciary accounts such as IRAs will increase from $500 to $1,000 per fund account, while the subsequent minimum investment will remain at $50. A shareholder may open a regular account with a minimum of $1,000, if an investment program of at least $100 per month is established.

Shareholders with non-fiduciary accounts who maintain an account balance of less than $2,500 in the Portfolio without establishing a regular investment program may be assessed an annual $10.00 per fund charge with the fee to be paid to the Portfolio. The $10.00 charge will not apply to shareholders with a combined household account balance (same surname, same address) in any of the Scudder Funds of $25,000 or more. The Portfolio reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, where a reduction in value has occurred due to a redemption or exchange out of the account. The shareholder may restore the share balance to $250 or more during the 60-day notice period and must maintain it at no lower than that minimum to avoid an involuntary redemption. The Portfolio will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions -- Other information" in the Portfolio's Statement of Additional Information.

Third party transactions

If purchases and redemptions of Portfolio shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

----------------------------------------
Shareholder benefits
----------------------------------------

Experienced professional management


Scudder Kemper Investments, Inc., one of the nation's most experienced investment management firms, actively manages your



--
24
investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Scudder Pathway Series: International Portfolio is managed by a team of investment professionals who each play an important role in the Portfolio's management process. Team members work together to develop investment strategies and select Underlying Funds for the Portfolio. They are supported by the Adviser's large staff of portfolio managers, economists, research analysts, traders and other investment specialists. The Adviser believes its team approach benefits the Portfolio's investors by bringing together many disciplines and leveraging its extensive resources. All members of the Pathway investment team are members of the Adviser's Global Asset Allocation Committee. This group is responsible for analyzing the global economy and capital markets, integrating information from the firm's equity and fixed income specialists, and developing the outlook for the investment characteristics of the major markets in which the Portfolio invests.

Lead Portfolio Manager Benjamin W. Thorndike, who has 18 years of investment experience, joined the Adviser in 1983 as a portfolio manager. Since 1986, he has served as a portfolio manager for Scudder Growth and Income Fund. Mr. Thorndike will develop portfolio strategy utilizing the research, analysis and guidance provided by other members of the investment team. Cornelia Small, Portfolio Manager, is Director of Global Equity Investments and Chairman of the Capital Markets Group, and has also served as Director of Global Equity Research. Margaret (Peg) Hadzima, Portfolio Manager, is Director of the Adviser's Institutional Group, which includes a focus on asset allocation strategy. Ms. Hadzima has 24 years of experience in fixed-income investing during which she has served as Director of Global Bond Research and Chairman of Global Bond Strategy. Philip Fortuna, Portfolio Manager, joined the Adviser in 1986 as manager of institutional equity accounts. He has served as Director of Quantitative Research and Director of Investment Operations. Mr. Fortuna is Lead Portfolio Manager for Scudder Small Company Value Fund, as well as a portfolio manager for Scudder Micro Cap Fund. Maureen Allyn, Portfolio Manager, is the Adviser's Chief Economist, a position she has held since 1989, and is responsible for analyzing both the world and U.S. economies.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Portfolio; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.


                                                                              --

Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder Kemper Investments, Inc., combines the benefits of a customized portfolio of pure no-load funds in the Scudder Family of Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon the Adviser's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Portfolio reports, such as the Portfolio's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.


--
26

----------------------------------------
Scudder Kemper tax-advantaged
retirement plans
----------------------------------------

Scudder Kemper offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.
o Scudder Roth No-Fee IRAs. Similar to the traditional IRA in many respects, these retirement plans provide a unique opportunity for qualifying individuals to accumulate investment earnings tax free. Unlike a traditional IRA, with a Roth IRA, if you meet the distribution requirements, you can withdraw your money without paying any taxes on the earnings. The Scudder Roth IRA charges you no annual custodial fee.
o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.
o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans. The Scudder Keogh charges you no annual custodial fee.
o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.
o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.
o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.


                                                                              --

----------------------------------------
Trustees and Officers
----------------------------------------

Daniel Pierce*
   President

Dr. Rosita P. Chang
   Trustee; Professor of Finance, University of Rhode Island

Edgar R. Fiedler
   Trustee; Vice President and Economic Counsellor, The Conference Board, Inc.

Peter B. Freeman
   Trustee; Corporate Director and Trustee

Dr. J.D. Hammond
   Trustee; Dean, Smeal College of Business Administration, Pennsylvania State University

Richard M. Hunt
   Trustee; University Marshal and Senior Lecturer, Harvard University

Jerard K. Hartman*
   Vice President

Thomas W. Joseph*
   Vice President

Thomas F. McDonough*
   Vice President, Treasurer and Secretary

Kathryn L. Quirk*
   Vice President and Assistant Secretary

John R. Hebble*
   Assistant Treasurer

Caroline Pearson*
   Assistant Secretary

*Scudder Kemper Investments, Inc.


--
28

----------------------------------------
Investment products and services
----------------------------------------


The Scudder Family of Funds[
--------------------------------------------------------------------------------
Money Market
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--
   Premium  Shares*
   Managed Shares*
  Scudder Government Money Market Series--Managed Shares*

Tax Free Money Market+
  Scudder Tax Free Money Fund
  Scudder Tax Free  Money Market Series--Managed  Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited
   Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth
  Value
   Scudder Large Company Value  Fund
   Scudder Value Fund
   Scudder Small Company Value Fund
   Scudder Micro Cap Fund

  Growth
   Scudder Classic Growth Fund
   Scudder Large Company Growth Fund
   Scudder Development Fund
   Scudder 21st Century Growth Fund

Global Growth

  Worldwide
   Scudder Global Fund
   Scudder International Growth and Income Fund
   Scudder International Fund
   Scudder Global Discovery Fund
   Scudder Emerging Markets Growth Fund
   Scudder Gold Fund

  Regional
   Scudder Greater Europe Growth Fund
   Scudder Pacific Opportunities Fund
   Scudder Latin America Fund
   The Japan Fund, Inc.

Industry Sector Funds

  Choice Series
   Scudder Financial Services Fund
   Scudder Health Care Fund
   Scudder Technology Fund

Retirement Programs and Education Accounts
--------------------------------------------------------------------------------
Retirement Programs

  Traditional IRA
  Roth IRA
  SEP-IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan **[[
    (a variable annuity)

Education Accounts

  Education IRA
  UGMA/UTMA

Closed-End Funds
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.


For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. [Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. [[A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various foreign stock exchanges.

updated 11.20.97 LR


                                                                              --
                                                                              29

--------------------------------------------------------------------------------
How to contact Scudder
--------------------------------------------------------------------------------

Account Service and Information:

For existing account service and transactions

            Scudder Investor Relations -- 1-800-225-5163

      For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

            Scudder Electronic Account Services -- http://funds.scudder.com

      For personalized information about your Scudder accounts, exchanges and redemptions

            Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

      For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

            Scudder Investor Relations -- 1-800-225-2470
                                          Investor.Relations@scudder.com
            Scudder's World Wide Web Site -- http://funds.scudder.com

      For establishing 401(k) and 403(b) plans

            Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

      To receive information about this discount brokerage service and to obtain an application

                  Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

      To receive information about this mutual fund portfolio guidance and management program

            Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

            The Scudder Funds
            P.O. Box 2291
            Boston, Massachusetts
            02107-2291

Or Stop by a Scudder Investor Center:

      Many shareholders enjoy the personal, one-on-one service of the Scudder Investor Centers. Check for an Investor Center near you--they can be found in the following cities:

            Boca Raton       Chicago           San Francisco
            Boston           New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

*  Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061 --
                                                               Member NASD/SIPC.


--
30

---------------------------------------
Purchases
---------------------------------------

------------------------------------------------------------------------------------------------------------------------
Opening             Minimum initial investment: $2,500; IRAs $1,000
an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                    See appropriate plan literature.

Make checks         o  By Mail              Send your completed and signed application and check
payable to "The
Scudder Funds."                                 by regular mail to:    or       by express, registered,
                                                                                or certified mail to:

                                                The Scudder Funds               The Scudder Funds
                                                P.O. Box 2291                   66 Brooks Drive
                                                Boston, MA                      Braintree, MA  02184
                                                02107-2291

                    o  By Wire              Please see Transaction information--Purchasing shares--
                                            By wire for details, including the ABA wire transfer number.
                                            Then call 1-800-225-5163 for instructions.

                    o  In Person            Visit one of our Investor Centers to complete your application with the help of a Scudder representative. Investor Center locations are listed under Shareholder benefits.

------------------------------------------------------------------------------------------------------------------------
Purchasing          Minimum additional investment: $100; IRAs $50
additional          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
shares              See appropriate plan literature.

Make checks         o By Mail               Send a check with a Scudder investment slip, or with a
payable to "The                             instruction including your account number and the
Scudder Funds."                             complete Fund name, to the appropriate address listed above.

                    o By Wire               Please see Transaction information--Purchasing shares--
                                            By  wire for details, including the ABA wire transfer number.

                    o In Person             Visit one of our Investor Centers to make an additional
                                            investment in your Scudder fund account. Investor Center
                                            locations are listed under Shareholder benefits.

                    o By Telephone          Please see Transaction information--Purchasing shares--
                                            By QuickBuy or By telephone order for more details.

                    o By Automatic          You may arrange to make investments on aregular basis regular basis
                      Investment Plan       through automatic deductions from your bank checking
                      ($50 minimum)         account. Please call 1-800-225-5163  for more information and an enrollment form.
------------------------------------------------------------------------------------------------------------------------


                                                                              --

---------------------------------------
Exchanges and redemptions
---------------------------------------

------------------------------------------------------------------------------------------------------------------------
Exchanging        Minimum investments:  $2,500 to establish a new account;
shares                                  $100 to exchange among existing accounts

                  o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                     8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                     Information Line, call 1-800-343-2890 (24 hours a day).

There may be a    o By Mail          Print or type your instructions and include:
1% fee payable      or Fax             -   the name of the Fund and the account number you are exchanging from;
to the Fund for                        -   your name(s) and address as they appear on your account;
exchanges of                           -   the dollar amount or number of shares you wish to exchange;
shares held less                       -   the name of the Fund you are exchanging into;
than one year.                         -   your signature(s) as it appears on your account; and
                                       -   a daytime telephone number.

                                     Send your instructions
                                     by regular mail to:      or   by express, registered,   or   by fax to:
                                                                   or certified mail to:

                                     The Scudder Funds             The Scudder Funds              1-800-821-6234
                                     P.O. Box 2291                 66 Brooks Drive
                                     Boston, MA 02107-2291         Braintree, MA  02184

------------------------------------------------------------------------------------------------------------------------

Redeeming shares  o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                     8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                     Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.

There may be a    o By Mail          Send your instructions for redemption to the appropriate address or fax number
1% fee payable      or Fax           above and include:
to the Fund for                        - the name of the Fund and account number you are redeeming from;
redemption of                          - your name(s) and address as they appear on your account;
shares held less                       - the dollar amount or number of shares you wish to redeem;
than one year.                         - your signature(s) as it appears on your account; and
                                       - a daytime telephone number.

                                     A signature guarantee is required for redemptions over $100,000.
                                     See Transaction information--Redeeming shares.

                  o By Automatic     You may arrange to receive automatic cash payments periodically.
                    Withdrawal       Call  1-800-225-5163 for more information and an enrollment form.
                    Plan
------------------------------------------------------------------------------------------------------------------------



--
32

                                    Appendix

    Descriptions Of Certain Risks Related To Various Securities Invested In, And Investment Techniques Employed By, The Underlying Scudder Funds In Which
           Scudder Pathway Series: International Portfolio May Invest


Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, an Underlying Scudder Fund's right to dispose of the securities may be restricted. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, an Underlying Scudder Fund may encounter delay and incur costs before being able to sell the securities. Also, if a seller defaults, the value of such securities may decline before an Underlying Scudder Fund is able to dispose of them. Some repurchase commitment transactions may not provide the Underlying Scudder Fund with collateral marked-to-market during the terms of the commitment.


Convertible securities. While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

Non-diversified investment company. Certain Underlying Scudder Funds are classified as non-diversified investment companies under the Investment Company Act of 1940 (the "1940 Act"), which means that an Underlying Scudder Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of an Underlying Scudder Fund's assets in the securities of a small number of issuers may cause an Underlying Scudder Fund's share price to fluctuate more than that of a diversified investment company.

Common stocks. Under normal circumstances, certain Underlying Scudder Funds invest primarily in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, an Underlying Scudder Fund may participate in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks also offer the greatest potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Investment company securities. Securities of other investment companies may be acquired by certain Underlying Scudder Funds to the extent permitted under the 1940 Act. Investment companies incur certain expenses such as management, custodian, and transfer agency fees, and, therefore, any investment by an Underlying Scudder Fund in shares of other investment companies may be subject to such duplicate expenses.

Dollar roll transactions. If the broker/dealer to whom an Underlying Scudder Fund sells the securities underlying a dollar roll transaction becomes insolvent, an Underlying Scudder Fund's right to purchase or repurchase the securities may be restricted; the value of the securities may change adversely over the term of the dollar roll; the securities that an Underlying Scudder Fund is required to repurchase may be worth less than securities that an Underlying Scudder Fund originally held, and the return earned by an Underlying Scudder Fund with the proceeds of a dollar roll may not exceed transaction costs.

Zero coupon securities. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current cash distributions of interest.


Illiquid securities. The absence of a trading market can make it difficult to ascertain a market value for these investments. Disposing of illiquid investments may involve time- consuming negotiation and legal expenses, and it may be difficult or impossible for an Underlying Scudder Fund to sell them promptly at an acceptable price.

Indexed securities. Indexed securities may be positively or negatively indexed, so that appreciation of the reference instrument may produce an increase or a decrease in the interest rate or value of the security at maturity. In addition, the change in the interest rate or value of the security at maturity may be some multiple of the change in the value of the reference instrument. Thus, in addition to the credit risk of the security's issuer, an Underlying Scudder Fund will bear the market risk of the reference instrument.


Mortgage and other asset-backed securities. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and lessen their growth potential. An Underlying Scudder Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose an Underlying Scudder Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by an Underlying Scudder Fund, the prepayment right of mortgagors may limit the increase in net asset value of an Underlying Scudder Fund because the value of the mortgage-backed securities held by an Underlying Scudder Fund may not appreciate as rapidly as the price of non-callable debt securities. Asset-backed securities are subject to the risk of prepayment and the risk that the underlying loans will not be repaid.


When-issued securities. An Underlying Scudder Fund may purchase securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Underlying Scudder Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Special situation securities. From time to time, an Underlying Scudder Fund may invest in equity or debt securities issued by companies that are determined by the Adviser to possess "special situation" characteristics. In general, a special situation company is a company whose securities are expected to increase in value solely by reason of a development particularly or uniquely applicable to the company. Developments that may create special situations include, among others, a liquidation, reorganization, recapitalization or merger, material litigation, technological breakthrough and new management or management policies. The principal risk associated with investments in special situation companies is that the anticipated development thought to create the special situation may not occur and the investments therefore may not appreciate in value or may decline in value.

Brady Bonds. Certain Underlying Scudder Funds may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Mexico, Morocco, Nigeria, the Philippines, Poland and Uruguay.

Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter secondary markets. Dollar- denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.

Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity, (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

Real estate investment trusts. Certain Underlying Scudder Funds may purchase interests in real estate investment trusts ("REITs"), which pool investors' funds for investment primarily in income-producing real estate or real estate-related loans or interests. REITs can generally be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments on real estate mortgages in which they are invested. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.


Investing in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of an Underlying Scudder Fund is uninvested and no return is earned thereon. The inability of an Underlying Scudder Fund to make intended security purchases due to settlement problems could cause an Underlying Scudder Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to an Underlying Scudder Fund due to subsequent declines in value of the portfolio security or, if an Underlying Scudder Fund has entered into a contract to sell the security, in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

Foreign investment in certain emerging market debt obligations is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market debt obligations and increase the costs and expenses of an Underlying Scudder Fund. Certain emerging markets require prior governmental approval of investments by foreign persons, and/or impose additional taxes on foreign investors. These markets may also restrict investment opportunities in issuers in industries deemed important to national interests.

Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. An Underlying Scudder Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to an Underlying Scudder Fund of any restrictions on investments.

Throughout the last decade many emerging markets have experienced and continue to experience high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Increases in inflation could have an adverse effect on an Underlying Scudder Fund's non-dollar denominated securities and on the issuers of debt obligations generally.

Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with securities markets in different countries may change independently of each other.

Investment in sovereign debt can involve a high degree of risk. Holders of sovereign debt (including an Underlying Scudder Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part. Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries had expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that an Underlying Scudder Fund's investments in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated. Finally, any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.


High yield/high risk securities. Certain Underlying Scudder Funds may invest in debt securities which are rated below investment-grade (hereinafter referred to as "lower rated securities") or which are unrated, but deemed equivalent to those rated below investment-grade by the Underlying Scudder Fund's adviser. The lower the ratings of such debt securities, the greater their risks render them like equity securities. These debt instruments generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk and lesser liquidity.


The lack of a liquid secondary market for certain securities may also make it more difficult for an Underlying Scudder Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. Lower rated and unrated securities are especially subject to adverse changes in general economic conditions, to changes in the financial condition of their issuers, and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of these securities especially in a market characterized by only a small amount of trading. Perceived credit quality in this market can change suddenly and unexpectedly, and may not fully reflect the actual risk posed by a particular lower rated or unrated security.

Securities lending. From time to time certain Underlying Scudder Funds may lend their portfolio securities to registered broker/dealers as described above. The risks of lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to registered broker/dealers deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

Investing in emerging growth companies. The investment risk associated with emerging growth companies is higher than that normally associated with larger, older companies due to the greater business risks of small size, the relative age of the company, limited product lines, distribution channels and financial and managerial resources. Further, there is typically less publicly available information concerning smaller companies than for larger, more established ones.

The securities of small companies are often traded over-the-counter and may not be traded in the volumes typical on a national securities exchange. Consequently, in order to sell this type of holding, an Underlying Scudder Fund may need to discount the securities from recent prices or dispose of the securities over a long period of time. The prices of this type of security may be more volatile than those of larger companies which are often traded on a national securities exchange.

Precious metals. Investments in precious metals and in precious metals-related securities and companies involve a relatively high degree of risk. Prices of gold and other precious metals can be influenced by a variety of global economic, financial and political factors and may fluctuate markedly over short periods of time. Among other things, precious metals values can be affected by changes in inflation, investment speculation, metal sales by governments or central banks, changes in industrial and commercial demand, and any governmental restrictions on private ownership of gold or other precious metals.

Correlation of gold and gold securities. The Adviser believes that the value of the securities of firms that deal in gold will correspond generally, over time, with the prices of the underlying metal. At any given time, however, changes in the price of gold may not strongly correlate with changes in the value of securities related to gold, which are expected to constitute part of certain Underlying Scudder Funds' assets. In fact, there may be periods in which the price of gold stocks and gold will move in different directions. The reason for this potential disparity is that political and economic factors, including behavior of the stock market, may have differing impacts on gold versus gold stocks.


Investing in Europe. An Underlying Scudder Fund's performance may be susceptible to political, social and economic factors affecting issuers in European countries. Such factors may include, but are not limited to: growth of GDP or GNP, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position, as well as interest and monetary exchange rates among European countries.

Eastern European countries and certain Southern European countries are considered to be emerging markets. Securities traded in certain emerging European markets may be subject to additional risks due to political and economic reforms including efforts to decentralize the economic decision-making process and move toward a market-oriented economy. Additionally, the inexperience of financial intermediaries, lack of modern technology and the possibility of permanent or temporary termination of trading of securities may affect an Underlying Scudder Fund's performance. To the extent that an Underlying Scudder Fund purchases equity securities of smaller companies, such securities may experience greater volatility and have limited liquidity.

Former communist regimes of a number of Eastern European countries had expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that an Underlying Scudder Fund's investments in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated. Finally, any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunity.

Although the governments of certain Eastern European countries currently are implementing or considering reforms directed at political and economic liberalization, there can be no assurance that these reforms will continue or achieve their goals.


Investing in Latin America. The Adviser believes that investment opportunities may result from recent trends in Latin America encouraging greater market orientation and less governmental intervention in economic affairs. Investors, however, should be aware that the Latin American economies have experienced considerable difficulties in the past decade. Although there have been significant improvements in recent years, the Latin American economies continue to experience challenging problems, including high inflation rates and high interest rates relative to the U.S. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline which has been lacking at times in the past, as well as stable political and social conditions. Recovery may also be influenced by international economic conditions, particularly those in the U.S., and by world prices for oil and other commodities. There is no assurance that recent economic initiatives will be successful.

Certain risks associated with international investments and investing in smaller, developing capital markets are heightened for investments in Latin American countries. For example, some of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically. In addition, although there is a trend toward less government involvement in commerce, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and an Underlying Scudder Fund, as well as the value of securities in an Underlying Scudder Fund's portfolio.

Most Latin American countries have experienced substantial, and in some periods, extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.

Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. Some of these countries have in the past defaulted on their sovereign debt. Holders of sovereign debt (including an Underlying Scudder Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

The limited size of many Latin American securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities.

The portion of an Underlying Scudder Fund's assets invested directly in Chile may be less than the portions invested in other countries in Latin America because, at present, capital invested in Chile normally cannot be repatriated for as long as five years.

Investing in the Pacific Basin. Certain Underlying Scudder Funds are susceptible to political and economic factors affecting issuers in Pacific Basin countries. Many of the countries of the Pacific Basin are developing both economically and politically. Pacific Basin countries may have relatively unstable governments, economies based on only a few commodities or industries, and securities markets trading infrequently or in low volumes. Some Pacific Basin countries restrict the extent to which foreigners may invest in their securities markets. Securities of issuers located in some Pacific Basin countries tend to have volatile prices and may offer significant potential for loss as well as gain. Further, certain companies in the Pacific Basin may not have firmly established product markets, may lack depth of management, or may be more vulnerable to political or economic developments such as nationalization of their own industries.


Borrowing. Although the principal of an Underlying Scudder Fund's borrowing will be fixed, an Underlying Scudder Fund's assets may change in value during the time a borrowing is outstanding, increasing exposure to capital risk.


Corporate and Municipal Bond Ratings. The following is a description of the ratings given by S&P and Moody's to corporate and municipal bonds. Should the rating of a portfolio security held by an Underlying Scudder Fund be downgraded, the Adviser will determine whether it is in the best interest of the Underlying Scudder Fund to retain or dispose of such security.

S&P:

Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's:

Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

This prospectus sets forth concisely the information about Scudder Pathway
Series: International Portfolio (the "Portfolio"), a diversified open-end management investment company, that a prospective investor should know before investing. Scudder Pathway Series is composed of four separate Portfolios with distinctly different investment objectives. Each Portfolio, one of which is offered herein, seeks to accomplish its objective by investing in a number of other funds in the Scudder Family of Funds (the "Underlying Scudder Funds"). Please retain this prospectus for future reference.


If you require more detailed information, a Statement of Additional Information dated February 1, 1998, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the Securities and Exchange Commission's Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 5.

------------------------------
NOT FDIC-  MAY LOSE VALUE
INSURED    NO BANK GUARANTEE
------------------------------

[PRINTED WITH SOY INK LOGO]  [RECYCLE LOGO] Printed on recycled paper

345-2-28
MIS83P
PRO830298

SCUDDER [LOGO]

Scudder
Pathway Series:
International
Portfolio

Prospectus
February 1, 1998


A pure no-load(TM) (no sales charges) mutual fund which seeks maximum total return by investing in a select mix of international and global funds in the Scudder Family of Funds.

----------------------------------------
Expense information
----------------------------------------

--------------------------------------------------------------------------------
This information is designed to help you understand the various costs and expenses that an investor in Scudder Pathway Series: International Portfolio will bear directly or indirectly. With Scudder's pure no-load(TM) portfolios and funds, you pay no commissions to purchase or redeem shares, or to exchange from one portfolio or fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Portfolio for various transactions.

   Sales commissions to purchase shares (sales load)                       NONE
   Commissions to reinvest dividends                                       NONE
   Redemption fees                                                         NONE*
   Fees to exchange shares                                                 NONE

2) Annual Portfolio operating expenses: Expenses paid by the Portfolio before it distributes its net investment income, expressed as a percentage of the Portfolio's average daily net assets for the most recent fiscal year.

   Investment management fee                                               NONE
   12b-1 fees                                                              NONE
   Other expenses                                                          NONE
   Total Portfolio operating expenses**                                    NONE

The Portfolio is expected to operate at a zero expense level. However, the Portfolio's shareholders will indirectly bear the Portfolio's pro rata share of fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested. The investment returns of the Portfolio, therefore, will be net of the Portfolio's share of the expenses of the Underlying Scudder Funds in which the Portfolio is invested. The chart on page 3 shows the expense ratios of each Underlying Scudder Fund after fee waiver or reimbursement where applicable, as of its most recent fiscal year end.

----------------
* You may redeem by writing or calling the Portfolio. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."
** The payment of the Portfolio's pro rata share of expenses is subject to the Special Servicing Agreement. Please refer to "Portfolio organization--Special Servicing Agreement."

--------------------------------------------------------------------------------


--
2

----------------------------------------
Expense Ratios of the
Underlying Scudder Funds
----------------------------------------
--------------------------------------------------------------------------------
Underlying Scudder Funds                    Expense Ratio
------------------------                    -------------
Money Market Fund
Scudder Cash Investment Trust+                  0.86%

Bond Mutual Funds
Scudder Emerging Markets Income Fund            1.49%
Scudder Global Bond Fund+                       1.00%
Scudder International Bond Fund                +1.36%
Scudder Short Term Bond Fund                    0.86%

Underlying Scudder Funds                    Expense Ratio
------------------------                    -------------
Equity Mutual Funds
Scudder Emerging Markets Growth Fund+           2.00%
Scudder Global Discovery Fund                   1.63%
Scudder Global Fund                             1.37%
Scudder Gold Fund                               1.60%
Scudder Greater Europe Growth Fund+             1.66%
Scudder International Fund                      1.15%
Scudder International Growth and Income Fund+   1.75%
Scudder Latin America Fund                      1.89%
Scudder Pacific Opportunities Fund              1.94%
The Japan Fund                                  1.21%

Based on the foregoing, the range for the average weighted expense ratio borne by the Portfolio is expected to be 1.05% to 2.00%. A range is provided since the average assets of the Portfolio invested in each of the Underlying Scudder Funds will fluctuate.

Example
Using the midpoint of the ratios set forth above, the total pro rata expenses relating to a $1,000 investment in the Portfolio, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by each Underlying Scudder Fund before it distributes its net investment income to the Portfolio. (As noted above, the Portfolio has no redemption fees of any kind.)
                           1 Year              3 Years
                           ------              -------
                             $15                 $48

See "Portfolio organization--Special Servicing Agreement" for an explanation of the Special Servicing Agreement. This example assumes that the Portfolio reinvests all dividends and distributions paid by the Underlying Scudder Funds. This example should not be considered a representation of past or future expenses or returns. Actual expenses and returns of each Underlying Scudder Fund vary from year to year and may be higher or lower than those shown.

+The following funds maintained their expenses at the following rates for their respective fiscal periods: Scudder Cash Investment Trust: 0.85%, Scudder Emerging Markets Growth Fund: 2.00%, Scudder Global Bond Fund: 1.00%, Scudder Greater Europe Growth Fund: 1.50%, Scudder International Bond Fund:
1.50%, and Scudder International Growth and Income Fund: 1.75%. If the Adviser had not maintained the Funds' expenses, the total return for each such fund for the period would have been lower. Please see the appropriate Underlying Scudder Fund prospectus for details.

--------------------------------------------------------------------------------



                                                                              --

----------------------------------------
Financial highlights
----------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


If you would like more detailed information concerning the Portfolio's performance, a complete portfolio listing and audited financial statements are available in the Portfolio's Annual Report dated September 30, 1997 which may be obtained without charge by writing or calling Scudder Investor Services, Inc.


                                                               For the Period
                                                             November 15, 1996
                                                              (commencement of
                                                                operations)to
                                                             September 30, 1997
-----------------------------------------------------------------------------
Net asset value, beginning of period ..................         $12.00
                                                            -----------------
Income from investment operations:
Net investment income ................................             .31
Net realized and unrealized gain on investment
  transactions .......................................            1.63(a)

Total from investment operations                            -----------------
 .....................................................            1.94
Less distributions:                                         -----------------
From net investment income
From net realized gain on investments                             (.25)
                                                                  (.10)
Total distributions                                         -----------------
                                                                  (.35)
Net asset value, end of period                              -----------------
                                                                $13.59
--------------------------------------------------------------------------------
Total Return (%)                                                 16.58**
Ratios and Supplemental Data
Net assets, end of period ($ millions)                              12
Ratio of operating expenses to average daily net                    --
  assets (%)(b)
Ratio of net investment income to average daily net               1.23*
  assets (%)
Portfolio turnover rate (%)                                       35.1*
(a) The amount shown for a share outstanding throughout the period does not accord with the change in the aggregate gains and losses in the portfolio securities during the period because of the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values during the period.
(b) This Portfolio invests in other Scudder Funds, and although the Portfolio did not incur any direct expenses for the period, the Portfolio did bear its share of the operating, administrative and advisory expenses of the Underlying Scudder Funds.
*   Annualized
**  Not annualized
--------------------------------------------------------------------------------


--
4

----------------------------------------
A message from the President
----------------------------------------

[PHOTO OMITTED]

Edmond D. Villani, President
and CEO, Scudder Kemper
Investments, Inc.


Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 45 no-load mutual fund portfolios. We also manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund, and numerous other open and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

The Scudder Family of Funds includes those Funds, or classes of Funds, advised by Scudder Kemper Investments, Inc., that are offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no 12b-1 fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.


/s/ Edmond D. Villani


----------------------------------------
Scudder Pathway Series:
International Portfolio
----------------------------------------

Investment Objective

o  maximum total return

Investment Characteristics


o a professionally managed portfolio which allocates its investments among select international and global funds in the Scudder Family of Funds

o provides exposure to a wide range of asset classes, securities and markets around the globe
o  no added fees or expenses associated with the operation of Scudder Pathway
   Series: International Portfolio
o  appropriate for IRA, 401(k) and other retirement plans

----------------------------------------
Contents
----------------------------------------

Investment objective and policies    9
Why invest in the Portfolio?        10
Description of the Underlying
  Scudder Funds                     12
Information about policies,
  investments and risks             19
Investment restrictions of the
Portfolio                           22
Risks of investing in the Portfolio 22
Distribution and performance
information                         23
Portfolio organization              23
Transaction information
Shareholder benefits                30
Trustees and Officers
Investment products and services
How to contact Scudder              50
Purchases                           47
Exchanges and redemptions           49
Appendix


                                                                              --

----------------------------------------
Investment objective and policies
----------------------------------------


Scudder Pathway Series: International Portfolio (the "Portfolio") is one of four professionally managed, diversified portfolios of Scudder Pathway Series (the "Trust") (also known as "the Series"). The Portfolio's investment objective is to maximize total return for investors. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of established international and global funds in the Scudder Family of Funds.

The Scudder Funds in which the Portfolio may invest are referred to as the "Underlying Scudder Funds," (see below). Some of these Underlying Scudder Funds are equity mutual funds which invest largely in stocks to achieve growth. Other Underlying Scudder Funds held by the Portfolio are bond mutual funds which focus primarily on seeking total return. Moreover, the Underlying Scudder Funds represent both multiple and single regions of the world as well as established versus emerging markets and economies.

The portfolio management team for the Portfolio allocates investments based on the outlook of the Portfolio's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), for the financial markets, world economies and the relative performance potential of the Underlying Scudder Funds.


Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in Underlying Scudder Funds investing primarily in non-domestic securities. The Portfolio defines "non-domestic" securities as securities of companies neither domiciled in the U.S. nor organized under the laws of the U.S. and for which the U.S. trading market is not a primary market. Under normal market conditions, the International Portfolio will invest at least 60% of total assets in equity mutual funds. The balance of the Portfolio's total assets will be invested in bond mutual funds or held in a money market fund, cash or cash equivalents. If, as a result of appreciation or depreciation, the percentage of the Portfolio's assets invested in the above categories exceeds or is less than the applicable range, the Adviser will consider, in its discretion, whether to reallocate the assets of the Portfolio to comply with the stated ranges.


The Portfolio will purchase or sell shares of Underlying Scudder Funds to: (a) accommodate purchases and sales of the Portfolio's shares, (b) change the percentages of the Portfolio's assets invested in each of the Underlying Scudder Funds in response to changing market conditions, and (c) maintain or modify the allocation of the Portfolio's assets in accordance with the investment mix described above. To provide for redemptions or for temporary defensive purposes, the Portfolio may invest without limit in cash or cash equivalents, including repurchase agreements, reverse repurchase agreements, commercial paper and other types of money market instruments.


Except as otherwise indicated, the Portfolio's investment objective and policies are not

-------------------------------------
Underlying  Scudder  Funds in which
the Pathway International  Portfolio
may invest
-------------------------------------
Equity Mutual Funds
Scudder Emerging Markets Growth Fund
Scudder Global Discovery Fund
Scudder Global Fund
Scudder Gold Fund
Scudder Greater Europe Growth Fund
Scudder International Fund
Scudder International Growth and Income Fund
Scudder Latin America Fund
Scudder Pacific Opportunities Fund
The Japan Fund

Bond Mutual Funds
Scudder Emerging Markets Income Fund
Scudder Global Bond Fund
Scudder International Bond Fund
Scudder Short Term Bond Fund

Money Market
Fund Scudder Cash Investment Trust
-------------------------------------


--
6
fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether the Portfolio remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Portfolio's objective will be met.

For information about the investment objectives of each of the Underlying Scudder Funds, please refer to "Description of the Underlying Funds." For information about purchasing, exchanging or redeeming shares, refer to "Transaction information," "Purchases" and "Exchanges and redemptions."

----------------------------------------
Why invest in the Portfolio?
----------------------------------------

The Pathway Series Portfolios are designed for individuals and institutions who prefer to have their asset allocation decisions made by professional money managers, are looking for core investments for their investment portfolio and appreciate the advantages of broad diversification. Scudder Pathway Series:
International Portfolio seeks maximum total return (i.e., any capital appreciation plus dividend income and interest). Investing to achieve this goal, the International Portfolio's assets are carefully allocated among a wide selection of international and global mutual funds offered by the Scudder Family of Funds.

The Portfolio is designed to meet the needs of investors seeking to add--through a single pure no-load(TM) investment--diversified international exposure to their investment portfolio. The Portfolio may be most appropriate for long-term investors, including those planning for retirement using tax-advantaged retirement accounts including IRAs, 401(k) corporate employee savings plans and 403(b) non-profit organization savings plans.

The proliferation of mutual funds over the last several years and the increased responsibilities shouldered by employees for managing their retirement plan assets have left many investors in search of a simple means to manage their long-term investments. With new investment categories emerging each year and with each mutual fund reacting differently to political, economic and business events, many investors are forced to make complex investment decisions with limited experience, time and personal resources.

The Portfolio should appeal to those investors interested in an actively managed, broad approach to international investing. The allocation of assets within the Portfolio is determined by the Adviser according to fundamental and quantitative analysis. Shifts will be made among Underlying Scudder Funds and asset classes based on the Adviser's then current outlook for the financial markets and the world's economies. Because the Portfolio's assets will be adjusted only periodically and within the investment ranges described above, there should not be any sudden large-scale changes in the Portfolio's asset allocation. The Portfolio is not designed as a market timing vehicle, but rather as a cost-effective, simple approach to helping investors participate in a range of international opportunities with a goal of maximum total return.


International investing offers the investor the dual benefits of enhanced return potential and greater overall portfolio diversification. Today, markets outside the U.S. represent well over half the world's public companies and equity values, and the economies of many foreign countries are growing faster than the U.S. economy. Further, foreign markets don't always move in step with each other and the U.S., so adding international exposure, such as through the Portfolio, can reduce overall portfolio volatility over time.



                                                                              --

----------------------------------------
Description of the Underlying
Scudder Funds
----------------------------------------


The following is a concise description of the investment objectives and practices for each of the Underlying Scudder Funds. There can be no assurance that the Underlying Scudder Funds' objectives will be met. Additional information regarding the investment practices of the Underlying Scudder Funds is located in the section entitled "Additional information about policies and investments," in the Appendix to this prospectus, in the sections entitled "The Fund's Investment Objectives and Policies" and "Glossary" in the Statement of Additional Information and in the prospectus of each of the Underlying Scudder Funds. Prospectuses for the Underlying Scudder Funds may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or by calling 1-800-225-2470. No offer is made in this prospectus of shares of any of the Underlying Scudder Funds.


The following Underlying Scudder Fund is the money market fund in which the Portfolio may invest and will likely serve as the primary cash reserve portion of the Portfolio.

Scudder Cash Investment Trust is a diversified investment company which seeks to maintain stability of capital and, consistent therewith, to maintain liquidity of capital and to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share. Shares of the Fund are not insured or guaranteed by the U.S. Government and there can be no assurance that a stable net asset value will be maintained.


The Fund purchases U.S. dollar-denominated money market securities. All of the Fund's portfolio securities must meet certain quality criteria at the time of purchase. Generally, the Fund may purchase only securities which are rated, or issued by a company with comparable securities rated, within the two highest quality rating categories of one or more of the following rating agencies:
Moody's Investor Services, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and Fitch Investors Service, Inc. ("Fitch") or, if unrated, the credit quality of the security is deemed equivalent, in the opinion of the Adviser, to the rated securities mentioned above. Amendments have been adopted to the federal rules regulating quality, maturity and diversification requirements of money market funds, like the Fund. Money market funds must comply with the revised rule by July 1, 1998. The Fund intends to be in compliance with the amended requirements by that date.


The maturity of each investment in the Fund's portfolio is 397 calendar days or less, except in the case of U.S. Government securities which may have maturities of up to 762 calendar days. The dollar-weighted average maturity of the Fund's portfolio varies with money market conditions, but is always 90 days or less. As a money market fund with a short-term maturity, the Fund's income fluctuates with changes in interest rates but its price is expected to remain fixed at $1.00 per share.

The following Underlying Scudder Funds are bond mutual funds which primarily seek to provide current income or total return.

Scudder Emerging Markets Income Fund is a non-diversified investment company which seeks to provide high current income. As a secondary objective, the Fund seeks long-term capital appreciation. In pursuing these goals, the Fund invests primarily in high-yielding, high-risk debt securities issued by governments and corporations in emerging markets.

The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the following: International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities.

To reduce currency risk, the Fund invests at least 65% of its assets in U.S. dollar-denominated debt


--
8
securities. Therefore, no more than 35% of the Fund's assets may be invested in debt securities denominated in foreign currencies. By focusing on fixed-income instruments issued in emerging markets, the Fund invests predominantly in debt securities that are rated below investment-grade. The Fund may invest up to 5% of its net assets in non-performing securities whose quality is comparable to securities rated as low as D by S&P or C by Moody's. Please refer to the attached Appendix for further information.


The Fund involves above-average bond fund risk and can invest entirely in high yield/high risk bonds (commonly referred to as junk bonds). Investments in emerging markets can be volatile. The Fund's share price and yield can fluctuate daily in response to political events, changes in the perceived creditworthiness of emerging nations, fluctuations in interest rates and, to a certain extent, movements in foreign currencies.


Scudder Global Bond Fund is a non-diversified investment company which seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund seeks capital appreciation.

The Fund will invest principally in a managed portfolio of high-grade intermediate- and long-term bonds denominated in the U.S. dollar and foreign currencies, including bonds denominated in the European Currency Unit (ECU). (Intermediate-term bonds generally have maturities between three and eight years, and long-term bonds generally have maturities of greater than eight years.) Portfolio investments will be selected on the basis of, among other things, yields, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk. At least 65% of the Fund's investments will consist of high-grade debt securities, which are those rated in one of the three highest rating categories of one of the major U.S. rating services or, if unrated, considered to be of equivalent quality in local currency terms as determined by the Adviser. The Fund may also invest up to 15% of its net assets in debt securities rated BBB by S&P or Baa by Moody's and lower, or unrated securities considered to be of equivalent quality by the Adviser. Securities rated below Baa by Moody's or BBB by S&P are commonly referred to as "junk bonds." The Fund will not invest in any securities rated B or lower.

The Fund may invest in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; obligations issued or guaranteed by foreign national governments, their agencies, instrumentalities or political subdivisions; and debt securities issued or guaranteed by supranational organizations such as the European Investment Bank, Inter-American Development Bank and The World Bank. The Fund may also invest in non-government securities including corporate debt securities, bank or bank holding company obligations (e.g., certificates of deposit and bankers acceptances), and mortgage and other asset-backed issues.

Scudder International Bond Fund is a non-diversified investment company which seeks to provide income primarily by investing in a managed portfolio of high-grade debt securities denominated in foreign currencies. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

To achieve its objectives, the Fund primarily invests in a managed portfolio of high-grade debt securities denominated in foreign currencies, including bonds denominated in the European Currency Unit (ECU). Portfolio investments will be selected on the basis of, among other things, yield, credit quality, and the fundamental outlooks for currency and interest rate trends in


                                                                              --
different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk. The Fund will normally invest at least 65% of its total assets in bonds denominated in foreign currencies. The Fund will invest no more than 35% of the value of its total assets in U.S. debt securities. The Fund will invest no more than 15% of its total assets in debt securities rated below investment-grade, but no lower than B.

Scudder Short Term Bond Fund is a diversified investment company which seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality, short-term bonds. The dollar-weighted average effective maturity of the Fund's portfolio may not exceed three years. The net asset value of the Fund is expected to fluctuate with changes in interest rates and bond market conditions, although this fluctuation should be more moderate than that of a fund with a longer average maturity. The Adviser, however, will attempt to minimize principal fluctuation through, among other things, diversification, credit analysis and security selection, and adjustment of the Fund's average portfolio maturity.

The Fund emphasizes high quality investments. Under normal market conditions, at least 65% of the Fund's net assets will be invested in (1) obligations of the U.S. Government, its agencies or instrumentalities, and (2) debt securities rated, at the time of purchase, in one of the two highest categories of S&P or Moody's.

In addition, the Fund will not invest in any debt security rated at the time of purchase below investment-grade.

The following Underlying Scudder Funds are equity mutual funds which seek long-term growth of capital.

Scudder Emerging Markets Growth Fund is a non-diversified investment company which seeks long-term growth of capital primarily through equity investment in emerging markets around the globe. The Fund will invest in the Asia-Pacific region, Latin America, less developed nations in Europe, the Middle East and Africa, focusing investments in countries and regions where there appear to be the best value and appreciation potential, subject to considerations of portfolio diversification and liquidity. At least 65% of the Fund's total assets will be invested in the equity securities of emerging market issuers. The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities. The Fund intends to allocate its investments among at least three countries at all times, and does not expect to concentrate in any particular industry. The Fund deems an issuer to be located in an emerging market if:

o  the issuer is organized under the laws of an emerging market country;
   the issuer's principal securities trading market is in an emerging market; or
o at least 50% of the issuer's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years is derived (directly or indirectly through subsidiaries) from assets or activities located in emerging markets.

The Fund's equity investments are common stock, preferred stock (either convertible or non-convertible), depository receipts and warrants. Equity securities may also be purchased through rights. Securities may be listed on securities exchanges, traded over-the-counter, or have no organized market. The Fund may invest in illiquid securities.

The Fund may invest up to 35% of its total assets in emerging market and domestic debt securities if the Adviser determines that the capital appreciation of debt securities is likely to equal or exceed the capital appreciation of equity


--
10
securities. Under normal market conditions, the Fund may invest up to 35% of its assets in equity securities of issuers in the U.S. and other developed markets.

Scudder Global Discovery Fund is a diversified investment company which seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

In pursuit of its objective, the Fund generally invests in small, rapidly growing companies which offer the potential for above-average returns relative to larger companies, yet are frequently overlooked and thus undervalued by the market. The Fund has the flexibility to invest in any region of the world. It can invest in companies based in emerging markets, typically the Far East, Latin America and lesser developed countries in Europe, as well as in firms operating in developed economies, such as those of the United States, Japan and Western Europe.

Under normal circumstances, the Fund invests at least 65% of its total assets in the equity securities of small companies. While the Adviser believes that smaller, lesser-known companies can offer greater growth potential than larger, more established firms, the former also involve greater risk and price volatility. To help reduce risk, the Fund expects, under normal market conditions, to diversify its portfolio widely by company, industry and country. The Fund intends to allocate investments among at least three countries at all times, one of which may be the U.S. The Fund invests primarily in companies whose individual equity market capitalization would place them in the same size range as companies in approximately the lowest 20% of world market capitalization as represented by the Salomon Brothers Broad Market Index, an index comprised of equity securities of more than 6,500 small-, medium- and large-sized companies based in 22 markets around the globe. Based on this policy, the companies held by the Fund typically will have individual equity market capitalizations of between approximately $50 million and $2 billion (although the Fund will be free to invest in smaller capitalization issues that satisfy the Fund's size standard). Furthermore, the median market capitalization of the companies in which the Fund invests will not exceed $750 million.

The Fund may invest up to 35% of its total assets in equity securities of larger companies located throughout the world and in investment-grade debt securities if the Adviser determines that the capital appreciation of debt securities is likely to exceed the capital appreciation of equity securities. The Fund may invest up to 5% of its net assets in debt securities rated below investment-grade.

Scudder Global Fund is a diversified investment company which seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks. The Fund invests on a worldwide basis in equity securities of companies which are incorporated in the U.S. or in foreign countries. It also may invest in the debt securities of U.S. and foreign issuers.

The Fund will be invested usually in securities of issuers located in at least three countries, one of which may be the U.S. It is expected that investments will include companies of varying size as measured by assets, sales or capitalization. The Fund generally invests in equity securities of established companies listed on U.S. or foreign securities exchanges, but also may invest in securities traded over-the-counter. It also may invest in debt securities convertible into common stock, convertible and non-convertible preferred stock, and fixed-income securities of governments, government agencies, supranational agencies and companies when the Adviser believes the potential for appreciation will equal or exceed that available from investments in equity securities. These debt and fixed-income securities will be investment-grade,


                                                                              --
except that the Fund may invest up to 5% of its total assets in debt securities rated below investment-grade.

Scudder Gold Fund is a non-diversified investment company which seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

The Fund pursues its objective primarily through a portfolio of gold-related investments. Under normal market conditions, at least 65% of the Fund's total assets will be invested in (1) equity securities (defined as common stock, investment-grade preferred stock and debt securities that are convertible into or exchangeable for common stock) of U.S. and foreign companies primarily engaged in the exploration, mining, fabrication, processing or distribution of gold, (2) gold bullion, and (3) gold coins. A company will be considered "primarily engaged" in a business or an activity if it devotes or derives at least 50% of its assets, revenues and/or operating earnings from that business or activity. The remaining 35% of the Fund's assets may be invested in any precious metals other than gold; in equity securities of companies engaged in activities primarily relating to precious metals and minerals other than gold; in investment-grade debt securities, including zero coupon bonds, of companies engaged in activities relating to gold or other precious metals and minerals; warrants; and in certain debt securities, a portion of the return on which is indexed to the price of precious metals. In addition, the Fund may engage in Strategic Transactions and, to a limited extent, may invest in illiquid and restricted securities.

Consistent with applicable state securities laws, up to 10% of the Fund's total assets may be invested directly in gold, silver, platinum and palladium bullion and in gold and silver coins. In addition, the Fund's assets may be invested in wholly owned subsidiaries of the Scudder Mutual Funds, Inc., of which the Fund is a series, that invest in gold, silver, platinum and palladium bullion and in gold and silver coins.

Scudder Greater Europe Growth Fund is a non-diversified investment company which seeks long-term growth of capital through investments primarily in the equity securities of European companies. Although its focus is on long-term growth, the Fund may provide current income principally through holdings in dividend-paying securities.

The Fund will invest, under normal market conditions, at least 80% of its total assets in the equity securities of European companies. The Fund defines a European company as follows:

o A company organized under the laws of a European country or for which the principal securities trading market is in Europe; or
o A company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in its most recent fiscal year represents (directly or indirectly through subsidiaries) assets or activities located in Europe.

The Fund may invest, under normal market conditions, up to 20% of its total assets in European debt securities. Within this 20% limit, the Fund may invest in debt securities which are unrated, rated, or the equivalent of those rated below investment-grade.

When, in the opinion of the Adviser, market conditions warrant, the Fund may hold foreign or U.S. debt instruments as well as cash or cash equivalents, including foreign and domestic money market instruments, short-term government and corporate obligations, and repurchase agreements without limit for temporary defensive purposes and up to 20% to maintain liquidity.

Scudder International Fund is a diversified investment company which seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities. The Fund invests in companies, wherever organized, which do business primarily outside


--
12
the United States. The Fund intends to diversify investments among several countries and to have represented in the portfolio, in substantial proportions, business activities in not less than three different countries. The Fund does not intend to concentrate investments in any particular industry.

The Fund's investments are generally denominated in foreign currencies. The strength or weakness of the U.S. dollar against these currencies is responsible for part of the Fund's investment performance.

The Fund may invest up to 20% of its total assets in investment-grade debt securities except that the Fund may not invest more than 5% of its total assets in debt securities which are rated below investment-grade.

Scudder International Growth and Income Fund is a diversified investment company which seeks long-term growth of capital and current income primarily from foreign equity securities. The Fund invests generally in common stocks of established companies listed on foreign exchanges, which offer prospects for growth of earnings while paying relatively high current dividends. The Fund can also invest in other types of equity securities, including preferred stocks and securities convertible into common stock. The Fund can invest throughout the world, but will emphasize investments in developed economies other than the U.S. In pursuing its dual objective, at least 80% of the Fund's net assets will be invested in the equity securities of established non-U.S. companies. The Fund generally invests in equity securities of established companies listed on foreign securities exchanges, but also may invest in securities traded over-the-counter. The Fund's equity investments include common stock, convertible and non-convertible preferred stock, sponsored and unsponsored depository receipts, and warrants.

Scudder Latin America Fund is a non-diversified investment company which seeks to provide long-term capital appreciation through investment primarily in the securities of Latin American issuers.

The Fund involves above-average investment risk. The Fund seeks to benefit from economic and political trends emerging throughout Latin America. These trends are supported by governmental initiatives designed to promote freer trade and market-oriented economies. The Adviser believes that efforts by Latin American countries to, among other things, reduce government spending and deficits, control inflation, lower trade barriers, stabilize currency exchange rates, increase foreign and domestic investment and privatize state-owned companies, will set the stage for attractive investment returns over time.

At least 65% of the Fund's total assets will be invested in the securities of Latin American issuers, and 50% of the Fund's total assets will be invested in Latin American equity securities. To meet its objective to provide long-term capital appreciation, the Fund normally invests at least 65% of its total assets in equity securities. The Fund considers Latin American countries to include Mexico, Central America, South America and the Spanish-speaking islands of the Caribbean. The Fund defines securities of Latin American issuers as follows:

o Securities of companies organized under the laws of a Latin American country or for which the principal securities trading market is in Latin America;
o Securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, political subdivisions or the central bank of such country;
o Securities of companies, wherever organized, when at least 50% of an issuer's non-current assets, capitalization, gross revenue or profit in


                                                                              --
   any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in Latin America; or
o Securities of Latin American issuers, as defined above, in the form of depositary shares.

The Fund may invest in debt securities when management anticipates that the potential for capital appreciation is likely to equal or exceed that of equity securities, and which are unrated, rated or the equivalent of those rated below investment-grade although the Fund will not invest more than 10% of its net assets in securities rated B or lower by Moody's and S&P and may invest in securities rated C by Moody's or D by S&P. Please refer to the attached Appendix for further information.

Scudder Pacific Opportunities Fund is a non-diversified investment company which seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

The Fund invests, under normal market conditions, at least 65% of its assets in the equity securities of Pacific Basin companies. Pacific Basin countries include Australia, the Peoples Republic of China, India, Indonesia, Malaysia, New Zealand, the Philippines, Sri Lanka, Pakistan and Thailand, as well as Hong Kong, Singapore, South Korea and Taiwan--the so-called "four tigers." The Fund may invest in other countries in the Pacific Basin when their markets become sufficiently developed. The Fund will not, however, invest in Japanese securities. The Fund intends to allocate investments among at least three countries at all times and does not expect to concentrate investments in any particular industry. The Fund defines securities of Pacific Basin companies as follows:

o Securities of companies organized under the laws of a Pacific Basin country or for which the principal securities trading market is in the Pacific Basin; or
o Securities of companies, wherever organized, when at least 50% of a company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in the Pacific Basin.

Under normal market conditions, the Fund may invest up to 35% of its assets in equity securities of U.S. and other non-Pacific Basin issuers (excluding Japan). The Fund may invest up to 35% of its total assets in foreign and domestic high-grade debt securities if the Adviser determines that the capital appreciation of debt securities is likely to equal or exceed the capital appreciation of equity securities.

The Japan Fund is a diversified mutual fund which seeks to achieve long-term capital appreciation by investing primarily in equity securities (including American Depositary Receipts) of Japanese companies. Equity securities are defined as common and preferred stock, debt securities convertible into common stock (sometimes referred to as "convertible debentures") and common stock purchase warrants.

Under normal conditions, the Fund will invest at least 80% of its assets in Japanese securities, that is, securities issued by entities that are organized under the laws of Japan ("Japanese companies"), securities of affiliates of Japanese companies, wherever organized or traded, and securities of issuers not organized under the laws of Japan but deriving 50% or more of their revenues from Japan. These securities may include debt securities (Japanese government debt securities and debt securities of Japanese companies) when the Adviser believes that the potential for capital appreciation from investment in debt securities equals or exceeds that available from investment in equity securities.

The Fund may also invest up to 30% of its net assets in equity securities of Japanese companies which are traded in an over-the-counter market.


--
14

These are generally securities of relatively small or little-known companies that the Adviser believes have above-average earnings growth potential. The Fund may invest up to 20% of its assets in cash or short-term government or other short-term prime obligations in order to have funds readily available for general corporate purposes, including the payment of operating expenses, dividends and redemptions, or the investment in securities through exercise of rights or otherwise, or in repurchase agreements. Where the Adviser determines that market or economic conditions so warrant, the Fund may, for temporary defensive purposes, invest more than 20% of its assets in cash or such securities.

----------------------------------------
Information about policies,
investments and risks
----------------------------------------


In pursuing their investment objectives, each of the Underlying Scudder Funds is permitted to engage in a wide range of investment policies. The Underlying Scudder Funds' risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. Certain of these policies are described below. Further information about the Underlying Scudder Funds is contained in the Appendix to this prospectus, and in the Statement of Additional Information. Also, detailed information is presented in the prospectuses of the Underlying Scudder Funds.

Foreign securities. Each Underlying Scudder Fund (except Scudder Cash Investment Trust) may invest in foreign securities. Investments in foreign securities involve special considerations due to limited information, higher brokerage costs, different accounting standards and thinner trading markets as compared to domestic markets and the likely impact of foreign taxes on the income from securities. They may also entail certain other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, an Underlying Scudder Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar.


Further, it may be more difficult for an Underlying Scudder Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Certain markets may require payment for securities before delivery. An Underlying Scudder Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. These risks are greater in emerging markets.

Debt securities. In general, the prices of debt securities rise when interest rates fall, and vice versa. This effect is usually more pronounced for longer term securities. The debt securities in which certain of the Underlying Scudder Funds may invest are rated, or determined by the Adviser to be the equivalent of those rated, by two nationally recognized rating organizations, Moody's and S&P. High quality securities are those rated in the two highest categories by Moody's (Aaa or Aa) or S&P (AAA or AA). High-grade securities are those rated in the three highest categories by Moody's (Aaa, Aa, or A) or by S&P (AAA, AA, or A). Investment-grade


                                                                              --
securities are those rated in the four highest categories by Moody's (Aaa, Aa, A, or Baa) or by S&P (AAA, AA, A or BBB).

Certain Underlying Scudder Funds may invest in debt securities which are rated below investment-grade; that is, rated below Baa by Moody's or BBB by S&P (commonly referred to as "junk bonds"). The lower the ratings of such debt securities, the greater their risks render them like equity securities. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. Certain Underlying Scudder Funds may also invest in securities which are rated D by S&P or, if unrated, are of equivalent quality. Securities rated D may be in default with respect to payment of principal or interest. Additional information regarding the ratings of debt securities and the identity of those Underlying Scudder Funds that can invest in investment-grade or below investment-grade debt securities may be found in the section entitled "Description of the Underlying Scudder Funds" and in the Appendix to this prospectus.

To the extent an Underlying Scudder Fund invests in high-grade securities, it will be unable to avail itself of opportunities for higher income which may be available with lower grade investments. Conversely, although some lower-grade securities have produced higher yields in the past than the investment-grade securities, lower-grade securities are considered to be predominantly speculative and, therefore, carry greater risk. Please refer to the attached Appendix for further information.


Illiquid securities. Certain Underlying Scudder Funds may invest in securities for which there is not an active trading market, or which have resale restrictions. These types of securities generally offer a higher return than more readily marketable securities, but carry the risk that the Fund may not be able to dispose of them at an advantageous time or price.


Strategic Transactions and derivatives. Each Underlying Scudder Fund (except for Scudder Cash Investment Trust) may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in each Underlying Scudder Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, each Underlying Scudder Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of an Underlying Scudder Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes.


Strategic Transactions, including derivatives contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic



--
16

Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to an Underlying Scudder Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation an Underlying Scudder Fund can realize on its investments or cause an Underlying Scudder Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Underlying Scudder Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of an Underlying Scudder Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of an Underlying Scudder Fund's position.

In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets.

As a result, in certain markets, an Underlying Scudder Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that an Underlying Scudder Fund may use and some of their risks are described more fully in Pathway Series' Statement of Additional Information and the Statement of Additional Information of certain Underlying Scudder Funds.

----------------------------------------
Investment restrictions of the
Portfolio
----------------------------------------


The Portfolio has certain investment restrictions which are designed to reduce the Portfolio's investment risk. Fundamental investment restrictions may not be changed without a vote of shareholders; non-fundamental investment restrictions may be changed by a vote of the Trust's Board of Trustees. A complete listing of investment restrictions is contained under "Investment Restrictions" in the Portfolio's Statement of Additional Information.

As a matter of fundamental policy, the Portfolio may not borrow money, except as permitted under Federal law. Further, as a matter of non-fundamental policy, the Portfolio may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes, although the Portfolio may engage up to 5% of total assets in reverse repurchase agreements or dollar rolls.

As a matter of fundamental policy, the Portfolio may not make loans except through the lending of portfolio securities, the purchase of debt securities or through repurchase agreements. The Portfolio has adopted a non-fundamental policy restricting the lending of portfolio securities to no more than 5% of total assets.

A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Portfolio's Statement of Additional Information.



                                                                              --

----------------------------------------
Risks of investing in the Portfolio
----------------------------------------

The Portfolio's risks are determined by the nature of the securities held by the Underlying Scudder Funds as well as the proportion of investment in each Underlying Scudder Fund pursuant to the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to investments in the Portfolio.

o As the investments in the Portfolio are concentrated within a group of Underlying Scudder Funds, the performance of the Portfolio is directly related to the investment performance of those Underlying Scudder Funds. The ability of the Portfolio to meet its investment objective is directly related to the ability of the Underlying Scudder Funds to meet their objectives as well as the allocation among those Underlying Scudder Funds by the Portfolio's portfolio management team.
o The Portfolio's share price will fluctuate in response to various market and economic factors related to both the stock and bond markets. Certain of the Underlying Scudder Funds invest in debt securities making them subject to credit risk, interest rate risk and pre-payment risk. Also, the Portfolio invests in Underlying Scudder Funds that are in turn invested in international securities and thus are subject to the additional risks of these investments including changes in foreign currency exchange rates and political risk.

For information about the investment techniques and the risks involved in each Underlying Scudder Fund, please refer to "Information about policies, investments and risks" and the Appendix to this prospectus.

----------------------------------------
Distribution and performance information
----------------------------------------

The Portfolio intends to distribute net investment income and net realized capital gains in November or December to prevent application of federal excise tax, although an additional distribution may be made within three months of the Portfolio's fiscal year end, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Portfolio. If an investment in the Portfolio is in the form of a retirement plan, then all distributions will automatically be reinvested in additional shares of the Portfolio.


Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable at a maximum 20% or 28% capital gains rate (depending on the Portfolio's holding period for the assets giving rise to the gain), regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Distributions received by the Portfolio from an Underlying Scudder Fund generally will be ordinary income dividends, includible in the Portfolio's net investment income, if paid from the Underlying Scudder Fund's net investment income, short-term capital gains or other taxable income. Distributions paid from an Underlying Scudder Fund's long-term capital gains, however, generally will be treated by the Portfolio as long-term capital gains taxable at a maximum 20% or 28% capital gains rate (depending on the Underlying Scudder Fund's holding period for the assets giving rise to the gain), regardless of how long the Portfolio held the Underlying Scudder Fund's shares.

The Portfolio sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of the following year.



--
18

Performance information

From time to time, quotations of the Portfolio's performance may be included in advertisements, sales literature, or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in the Portfolio for a specified period. The "average annual total return" of the Portfolio is the average annual compound rate of return of an investment in the Portfolio assuming the investment has been held for one year, and the life of the Portfolio as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Portfolio for various periods. Total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Portfolio.

Performance will vary based upon, among other things, changes in market conditions and the level of the Underlying Scudder Funds' expenses.

----------------------------------------
Portfolio organization
----------------------------------------

Scudder Pathway Series is a diversified, open-end management investment company, commonly referred to as a "mutual fund," registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Massachusetts business trust on July 1, 1994.

The Trust offers four portfolios: Conservative Portfolio, Balanced Portfolio, Growth Portfolio and International Portfolio. The Declaration of Trust provides that each Portfolio can offer additional classes of shares and the Board of Trustees has the ability to offer additional portfolios. Each Portfolio represents a separate series of shares and has different objectives and investment policies. Each Portfolio intends to qualify separately as a regulated investment company for the purposes of Subchapter M of the Internal Revenue Code.

The Portfolio's activities are supervised by the Trust's Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Portfolio is not required to hold, and has no current intention of holding, annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management contract.

Special Servicing Agreement

All the expenses of the Portfolio will be paid for in accordance with a Special Servicing Agreement (the "Agreement") entered into by the Adviser, the Underlying Scudder Funds, Scudder Service Corporation, Scudder Fund Accounting Corporation, Scudder Investor Services, Inc., Scudder Trust Company and the Portfolio. Under the Agreement, the Adviser will arrange for all services pertaining to the operation of the Portfolio including the services of Scudder Service Corporation and Scudder Fund Accounting Corporation as the Shareholder Servicing Agent and the Accounting Agent, respectively, for the Portfolio. If the officers of an Underlying Scudder Fund determine that the aggregate expenses of the Portfolio are less than the estimated savings to the Underlying Scudder Fund from the operation of the Portfolio, the Underlying Scudder Fund will bear those expenses in proportion to the average daily value of its shares owned by the Portfolio. Consequently, no Underlying Scudder Fund will be expected to carry expenses that are in excess of the estimated savings to it. The estimated savings are expected to result from the reduction of shareholder servicing costs due to the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Scudder Funds. The estimated savings produced by the operation of the Portfolio will most likely suffice to offset


                                                                              --
most, if not all, the expenses incurred by the Portfolio.

In the event that the aggregate financial benefits to the Underlying Scudder Funds do not exceed the costs of the Portfolio, the Adviser will pay, on behalf of the Portfolio, that portion of costs determined to be greater than the benefits.

All expenses of the Portfolio, excluding certain non-recurring and extraordinary expenses, will be paid for in accordance with the Agreement, including fees and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Portfolio's accounting agent; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the transfer agent; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Portfolio who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians.

Certain Underlying Scudder Funds impose a fee upon the redemption or exchange of shares held less than one year. The fees, which range between 1% and 2% of the net asset value of the shares being redeemed or exchanged, are assessed and retained by the Underlying Scudder Funds for the benefit of the remaining shareholders. The fee is intended to encourage long-term investment in the Fund. The fee is not a deferred sales charge, is not a commission paid to the Adviser of its subsidiary and does not benefit the Adviser in any way. Each such Fund reserves the right to modify the terms of or terminate this fee at any time. As a shareholder of such Underlying Scudder Funds, the Portfolio will be subject to such fees. Under normal market conditions, the Portfolio will seek to avoid taking action that would result in the imposition of such a fee. However, in the event that a fee is incurred, the net assets of the Portfolio would be reduced by the amount of such fees that are assessed and retained by the Underlying Scudder Funds for the benefit of their shareholders.


Investment adviser

The Portfolio retains the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation formerly known as Scudder, Stevens & Clark, Inc., to manage its daily investment and business affairs subject to the policies established by the Board of Trustees. The Trustees have overall responsibility for the management of the Portfolio under Massachusetts law.

Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, have formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. and Scudder has changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.

Scudder Kemper Investments, Inc. is located at Two International Place, Boston, Massachusetts.

Transfer agent


Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Portfolio.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Portfolio's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Portfolio. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.


--
20

Accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Portfolio.

Custodian

State Street Bank and Trust Company is the custodian for the Portfolio.

----------------------------------------
Transaction information
----------------------------------------

For concise instruction on how to purchase, exchange or redeem shares, refer to pages and .

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Portfolio's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Portfolio may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay.

Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and the Portfolio account number. Contact your bank to arrange a wire transfer to:

      The Scudder Funds
      State Street Bank and Trust Company
      Boston, MA 02101
      ABA Number 011000028
      DDA Account 9903-5552

Your wire instructions must also include:

--  the name of the Portfolio in which the money is to be invested,

--  the account number of the Portfolio, and

--  the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.You may also make additional investments of $100 or more to your existing account by wire.

By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Portfolio resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.


                                                                              --

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, the Portfolio may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

By exchange. The Portfolio may be exchanged for shares of other funds in the Scudder Family of Funds unless otherwise determined by the Board of Trustees. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming shares

The Portfolio allows you to redeem shares (i.e., sell them back to the Portfolio) without redemption fees.

By telephone. This is the quickest and easiest way to sell Portfolio shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Portfolio's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Portfolio by telephone, you should write to the Portfolio; see "How to contact Scudder" for the address.

By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be


--
22
transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Portfolio reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations, or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be wired to a predesignated bank account. The Portfolio uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Portfolio does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Portfolio will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at the Portfolio's net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total assets of the Portfolio, less its liabilities, by the total number of shares of the Portfolio outstanding.

Processing time

All purchase and redemption requests must be received in good order by the Portfolio's transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Portfolio will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The Trust and Scudder Investor Services, Inc. each reserves the right to reject purchases of Portfolio shares (including


                                                                              --
exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Portfolio's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Portfolio or Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Portfolio's application when you open an account. Federal tax law requires the Portfolio to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Portfolio reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Portfolio also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Portfolio with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans and certain other accounts have similar or lower minimum balance requirements. The initial investment and minimum account balance for fiduciary accounts such as IRAs will increase from $500 to $1,000 per fund account, while the subsequent minimum investment will remain at $50. A shareholder may open a regular account with a minimum of $1,000, if an investment program of at least $100 per month is established.

Shareholders with non-fiduciary accounts who maintain an account balance of less than $2,500 in the Portfolio without establishing a regular investment program may be assessed an annual $10.00 per fund charge with the fee to be paid to the Portfolio. The $10.00 charge will not apply to shareholders with a combined household account balance (same surname, same address) in any of the Scudder Funds of $25,000 or more. The Portfolio reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, where a reduction in value has occurred due to a redemption or exchange out of the account. The shareholder may restore the share balance to $250 or more during the 60-day notice period and must maintain it at no lower than that minimum to avoid an involuntary redemption. The Portfolio will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions -- Other information" in the Portfolio's Statement of Additional Information.

Third party transactions

If purchases and redemptions of Portfolio shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

----------------------------------------
Shareholder benefits
----------------------------------------

Experienced professional management


Scudder Kemper Investments, Inc., one of the nation's most experienced investment management firms, actively manages your



--
24
investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Scudder Pathway Series: International Portfolio is managed by a team of investment professionals who each play an important role in the Portfolio's management process. Team members work together to develop investment strategies and select Underlying Funds for the Portfolio. They are supported by the Adviser's large staff of portfolio managers, economists, research analysts, traders and other investment specialists. The Adviser believes its team approach benefits the Portfolio's investors by bringing together many disciplines and leveraging its extensive resources. All members of the Pathway investment team are members of the Adviser's Global Asset Allocation Committee. This group is responsible for analyzing the global economy and capital markets, integrating information from the firm's equity and fixed income specialists, and developing the outlook for the investment characteristics of the major markets in which the Portfolio invests.

Lead Portfolio Manager Benjamin W. Thorndike, who has 18 years of investment experience, joined the Adviser in 1983 as a portfolio manager. Since 1986, he has served as a portfolio manager for Scudder Growth and Income Fund. Mr. Thorndike will develop portfolio strategy utilizing the research, analysis and guidance provided by other members of the investment team. Cornelia Small, Portfolio Manager, is Director of Global Equity Investments and Chairman of the Capital Markets Group, and has also served as Director of Global Equity Research. Margaret (Peg) Hadzima, Portfolio Manager, is Director of the Adviser's Institutional Group, which includes a focus on asset allocation strategy. Ms. Hadzima has 24 years of experience in fixed-income investing during which she has served as Director of Global Bond Research and Chairman of Global Bond Strategy. Philip Fortuna, Portfolio Manager, joined the Adviser in 1986 as manager of institutional equity accounts. He has served as Director of Quantitative Research and Director of Investment Operations. Mr. Fortuna is Lead Portfolio Manager for Scudder Small Company Value Fund, as well as a portfolio manager for Scudder Micro Cap Fund. Maureen Allyn, Portfolio Manager, is the Adviser's Chief Economist, a position she has held since 1989, and is responsible for analyzing both the world and U.S. economies.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Portfolio; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.


                                                                              --

Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder Kemper Investments, Inc., combines the benefits of a customized portfolio of pure no-load funds in the Scudder Family of Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon the Adviser's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Portfolio reports, such as the Portfolio's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.


--
26

----------------------------------------
Scudder Kemper tax-advantaged
retirement plans
----------------------------------------

Scudder Kemper offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.
o Scudder Roth No-Fee IRAs. Similar to the traditional IRA in many respects, these retirement plans provide a unique opportunity for qualifying individuals to accumulate investment earnings tax free. Unlike a traditional IRA, with a Roth IRA, if you meet the distribution requirements, you can withdraw your money without paying any taxes on the earnings. The Scudder Roth IRA charges you no annual custodial fee.
o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.
o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans. The Scudder Keogh charges you no annual custodial fee.
o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.
o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.
o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.


                                                                              --

----------------------------------------
Trustees and Officers
----------------------------------------

Daniel Pierce*
   President

Dr. Rosita P. Chang
   Trustee; Professor of Finance, University of Rhode Island

Edgar R. Fiedler
   Trustee; Vice President and Economic Counsellor, The Conference Board, Inc.

Peter B. Freeman
   Trustee; Corporate Director and Trustee

Dr. J.D. Hammond
   Trustee; Dean, Smeal College of Business Administration, Pennsylvania State University

Richard M. Hunt
   Trustee; University Marshal and Senior Lecturer, Harvard University

Jerard K. Hartman*
   Vice President

Thomas W. Joseph*
   Vice President

Thomas F. McDonough*
   Vice President, Treasurer and Secretary

Kathryn L. Quirk*
   Vice President and Assistant Secretary

John R. Hebble*
   Assistant Treasurer

Caroline Pearson*
   Assistant Secretary

*Scudder Kemper Investments, Inc.


--
28

----------------------------------------
Investment products and services
----------------------------------------


The Scudder Family of Funds[
--------------------------------------------------------------------------------
Money Market
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--
   Premium  Shares*
   Managed Shares*
  Scudder Government Money Market Series--Managed Shares*

Tax Free Money Market+
  Scudder Tax Free Money Fund
  Scudder Tax Free  Money Market Series--Managed  Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited
   Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth
  Value
   Scudder Large Company Value  Fund
   Scudder Value Fund
   Scudder Small Company Value Fund
   Scudder Micro Cap Fund

  Growth
   Scudder Classic Growth Fund
   Scudder Large Company Growth Fund
   Scudder Development Fund
   Scudder 21st Century Growth Fund

Global Growth

  Worldwide
   Scudder Global Fund
   Scudder International Growth and Income Fund
   Scudder International Fund
   Scudder Global Discovery Fund
   Scudder Emerging Markets Growth Fund
   Scudder Gold Fund

  Regional
   Scudder Greater Europe Growth Fund
   Scudder Pacific Opportunities Fund
   Scudder Latin America Fund
   The Japan Fund, Inc.

Industry Sector Funds

  Choice Series
   Scudder Financial Services Fund
   Scudder Health Care Fund
   Scudder Technology Fund

Retirement Programs and Education Accounts
--------------------------------------------------------------------------------
Retirement Programs

  Traditional IRA
  Roth IRA
  SEP-IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan **[[
    (a variable annuity)

Education Accounts

  Education IRA
  UGMA/UTMA

Closed-End Funds
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.


For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. [Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. [[A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various foreign stock exchanges.

updated 11.20.97 LR


                                                                              --
                                                                              29

--------------------------------------------------------------------------------
How to contact Scudder
--------------------------------------------------------------------------------

Account Service and Information:

For existing account service and transactions

            Scudder Investor Relations -- 1-800-225-5163

      For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

            Scudder Electronic Account Services -- http://funds.scudder.com

      For personalized information about your Scudder accounts, exchanges and redemptions

            Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

      For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

            Scudder Investor Relations -- 1-800-225-2470
                                          Investor.Relations@scudder.com
            Scudder's World Wide Web Site -- http://funds.scudder.com

      For establishing 401(k) and 403(b) plans

            Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

      To receive information about this discount brokerage service and to obtain an application

                  Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

      To receive information about this mutual fund portfolio guidance and management program

            Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

            The Scudder Funds
            P.O. Box 2291
            Boston, Massachusetts
            02107-2291

Or Stop by a Scudder Investor Center:

      Many shareholders enjoy the personal, one-on-one service of the Scudder Investor Centers. Check for an Investor Center near you--they can be found in the following cities:

            Boca Raton       Chicago           San Francisco
            Boston           New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

*  Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061 --
                                                               Member NASD/SIPC.


--
30

---------------------------------------
Purchases
---------------------------------------

------------------------------------------------------------------------------------------------------------------------
Opening             Minimum initial investment: $2,500; IRAs $1,000
an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                    See appropriate plan literature.

Make checks         o  By Mail              Send your completed and signed application and check
payable to "The
Scudder Funds."                                 by regular mail to:    or       by express, registered,
                                                                                or certified mail to:

                                                The Scudder Funds               The Scudder Funds
                                                P.O. Box 2291                   66 Brooks Drive
                                                Boston, MA                      Braintree, MA  02184
                                                02107-2291

                    o  By Wire              Please see Transaction information--Purchasing shares--
                                            By wire for details, including the ABA wire transfer number.
                                            Then call 1-800-225-5163 for instructions.

                    o  In Person            Visit one of our Investor Centers to complete your application with the help of a Scudder representative. Investor Center locations are listed under Shareholder benefits.

------------------------------------------------------------------------------------------------------------------------
Purchasing          Minimum additional investment: $100; IRAs $50
additional          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
shares              See appropriate plan literature.

Make checks         o By Mail               Send a check with a Scudder investment slip, or with a
payable to "The                             instruction including your account number and the
Scudder Funds."                             complete Fund name, to the appropriate address listed above.

                    o By Wire               Please see Transaction information--Purchasing shares--
                                            By  wire for details, including the ABA wire transfer number.

                    o In Person             Visit one of our Investor Centers to make an additional
                                            investment in your Scudder fund account. Investor Center
                                            locations are listed under Shareholder benefits.

                    o By Telephone          Please see Transaction information--Purchasing shares--
                                            By QuickBuy or By telephone order for more details.

                    o By Automatic          You may arrange to make investments on aregular basis regular basis
                      Investment Plan       through automatic deductions from your bank checking
                      ($50 minimum)         account. Please call 1-800-225-5163  for more information and an enrollment form.
------------------------------------------------------------------------------------------------------------------------


                                                                              --

---------------------------------------
Exchanges and redemptions
---------------------------------------

------------------------------------------------------------------------------------------------------------------------
Exchanging        Minimum investments:  $2,500 to establish a new account;
shares                                  $100 to exchange among existing accounts

                  o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                     8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                     Information Line, call 1-800-343-2890 (24 hours a day).

There may be a    o By Mail          Print or type your instructions and include:
1% fee payable      or Fax             -   the name of the Fund and the account number you are exchanging from;
to the Fund for                        -   your name(s) and address as they appear on your account;
exchanges of                           -   the dollar amount or number of shares you wish to exchange;
shares held less                       -   the name of the Fund you are exchanging into;
than one year.                         -   your signature(s) as it appears on your account; and
                                       -   a daytime telephone number.

                                     Send your instructions
                                     by regular mail to:      or   by express, registered,   or   by fax to:
                                                                   or certified mail to:

                                     The Scudder Funds             The Scudder Funds              1-800-821-6234
                                     P.O. Box 2291                 66 Brooks Drive
                                     Boston, MA 02107-2291         Braintree, MA  02184

------------------------------------------------------------------------------------------------------------------------

Redeeming shares  o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                     8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                     Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.

There may be a    o By Mail          Send your instructions for redemption to the appropriate address or fax number
1% fee payable      or Fax           above and include:
to the Fund for                        - the name of the Fund and account number you are redeeming from;
redemption of                          - your name(s) and address as they appear on your account;
shares held less                       - the dollar amount or number of shares you wish to redeem;
than one year.                         - your signature(s) as it appears on your account; and
                                       - a daytime telephone number.

                                     A signature guarantee is required for redemptions over $100,000.
                                     See Transaction information--Redeeming shares.

                  o By Automatic     You may arrange to receive automatic cash payments periodically.
                    Withdrawal       Call  1-800-225-5163 for more information and an enrollment form.
                    Plan
------------------------------------------------------------------------------------------------------------------------



--
32

                                    Appendix

    Descriptions Of Certain Risks Related To Various Securities Invested In, And Investment Techniques Employed By, The Underlying Scudder Funds In Which
           Scudder Pathway Series: International Portfolio May Invest


Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, an Underlying Scudder Fund's right to dispose of the securities may be restricted. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, an Underlying Scudder Fund may encounter delay and incur costs before being able to sell the securities. Also, if a seller defaults, the value of such securities may decline before an Underlying Scudder Fund is able to dispose of them. Some repurchase commitment transactions may not provide the Underlying Scudder Fund with collateral marked-to-market during the terms of the commitment.


Convertible securities. While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

Non-diversified investment company. Certain Underlying Scudder Funds are classified as non-diversified investment companies under the Investment Company Act of 1940 (the "1940 Act"), which means that an Underlying Scudder Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of an Underlying Scudder Fund's assets in the securities of a small number of issuers may cause an Underlying Scudder Fund's share price to fluctuate more than that of a diversified investment company.

Common stocks. Under normal circumstances, certain Underlying Scudder Funds invest primarily in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, an Underlying Scudder Fund may participate in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks also offer the greatest potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Investment company securities. Securities of other investment companies may be acquired by certain Underlying Scudder Funds to the extent permitted under the 1940 Act. Investment companies incur certain expenses such as management, custodian, and transfer agency fees, and, therefore, any investment by an Underlying Scudder Fund in shares of other investment companies may be subject to such duplicate expenses.

Dollar roll transactions. If the broker/dealer to whom an Underlying Scudder Fund sells the securities underlying a dollar roll transaction becomes insolvent, an Underlying Scudder Fund's right to purchase or repurchase the securities may be restricted; the value of the securities may change adversely over the term of the dollar roll; the securities that an Underlying Scudder Fund is required to repurchase may be worth less than securities that an Underlying Scudder Fund originally held, and the return earned by an Underlying Scudder Fund with the proceeds of a dollar roll may not exceed transaction costs.

Zero coupon securities. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current cash distributions of interest.


Illiquid securities. The absence of a trading market can make it difficult to ascertain a market value for these investments. Disposing of illiquid investments may involve time- consuming negotiation and legal expenses, and it may be difficult or impossible for an Underlying Scudder Fund to sell them promptly at an acceptable price.

Indexed securities. Indexed securities may be positively or negatively indexed, so that appreciation of the reference instrument may produce an increase or a decrease in the interest rate or value of the security at maturity. In addition, the change in the interest rate or value of the security at maturity may be some multiple of the change in the value of the reference instrument. Thus, in addition to the credit risk of the security's issuer, an Underlying Scudder Fund will bear the market risk of the reference instrument.


Mortgage and other asset-backed securities. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and lessen their growth potential. An Underlying Scudder Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose an Underlying Scudder Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by an Underlying Scudder Fund, the prepayment right of mortgagors may limit the increase in net asset value of an Underlying Scudder Fund because the value of the mortgage-backed securities held by an Underlying Scudder Fund may not appreciate as rapidly as the price of non-callable debt securities. Asset-backed securities are subject to the risk of prepayment and the risk that the underlying loans will not be repaid.


When-issued securities. An Underlying Scudder Fund may purchase securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Underlying Scudder Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Special situation securities. From time to time, an Underlying Scudder Fund may invest in equity or debt securities issued by companies that are determined by the Adviser to possess "special situation" characteristics. In general, a special situation company is a company whose securities are expected to increase in value solely by reason of a development particularly or uniquely applicable to the company. Developments that may create special situations include, among others, a liquidation, reorganization, recapitalization or merger, material litigation, technological breakthrough and new management or management policies. The principal risk associated with investments in special situation companies is that the anticipated development thought to create the special situation may not occur and the investments therefore may not appreciate in value or may decline in value.

Brady Bonds. Certain Underlying Scudder Funds may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Mexico, Morocco, Nigeria, the Philippines, Poland and Uruguay.

Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter secondary markets. Dollar- denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.

Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity, (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

Real estate investment trusts. Certain Underlying Scudder Funds may purchase interests in real estate investment trusts ("REITs"), which pool investors' funds for investment primarily in income-producing real estate or real estate-related loans or interests. REITs can generally be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments on real estate mortgages in which they are invested. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.


Investing in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of an Underlying Scudder Fund is uninvested and no return is earned thereon. The inability of an Underlying Scudder Fund to make intended security purchases due to settlement problems could cause an Underlying Scudder Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to an Underlying Scudder Fund due to subsequent declines in value of the portfolio security or, if an Underlying Scudder Fund has entered into a contract to sell the security, in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

Foreign investment in certain emerging market debt obligations is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market debt obligations and increase the costs and expenses of an Underlying Scudder Fund. Certain emerging markets require prior governmental approval of investments by foreign persons, and/or impose additional taxes on foreign investors. These markets may also restrict investment opportunities in issuers in industries deemed important to national interests.

Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. An Underlying Scudder Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to an Underlying Scudder Fund of any restrictions on investments.

Throughout the last decade many emerging markets have experienced and continue to experience high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Increases in inflation could have an adverse effect on an Underlying Scudder Fund's non-dollar denominated securities and on the issuers of debt obligations generally.

Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with securities markets in different countries may change independently of each other.

Investment in sovereign debt can involve a high degree of risk. Holders of sovereign debt (including an Underlying Scudder Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part. Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries had expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that an Underlying Scudder Fund's investments in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated. Finally, any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.


High yield/high risk securities. Certain Underlying Scudder Funds may invest in debt securities which are rated below investment-grade (hereinafter referred to as "lower rated securities") or which are unrated, but deemed equivalent to those rated below investment-grade by the Underlying Scudder Fund's adviser. The lower the ratings of such debt securities, the greater their risks render them like equity securities. These debt instruments generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk and lesser liquidity.


The lack of a liquid secondary market for certain securities may also make it more difficult for an Underlying Scudder Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. Lower rated and unrated securities are especially subject to adverse changes in general economic conditions, to changes in the financial condition of their issuers, and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of these securities especially in a market characterized by only a small amount of trading. Perceived credit quality in this market can change suddenly and unexpectedly, and may not fully reflect the actual risk posed by a particular lower rated or unrated security.

Securities lending. From time to time certain Underlying Scudder Funds may lend their portfolio securities to registered broker/dealers as described above. The risks of lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to registered broker/dealers deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

Investing in emerging growth companies. The investment risk associated with emerging growth companies is higher than that normally associated with larger, older companies due to the greater business risks of small size, the relative age of the company, limited product lines, distribution channels and financial and managerial resources. Further, there is typically less publicly available information concerning smaller companies than for larger, more established ones.

The securities of small companies are often traded over-the-counter and may not be traded in the volumes typical on a national securities exchange. Consequently, in order to sell this type of holding, an Underlying Scudder Fund may need to discount the securities from recent prices or dispose of the securities over a long period of time. The prices of this type of security may be more volatile than those of larger companies which are often traded on a national securities exchange.

Precious metals. Investments in precious metals and in precious metals-related securities and companies involve a relatively high degree of risk. Prices of gold and other precious metals can be influenced by a variety of global economic, financial and political factors and may fluctuate markedly over short periods of time. Among other things, precious metals values can be affected by changes in inflation, investment speculation, metal sales by governments or central banks, changes in industrial and commercial demand, and any governmental restrictions on private ownership of gold or other precious metals.

Correlation of gold and gold securities. The Adviser believes that the value of the securities of firms that deal in gold will correspond generally, over time, with the prices of the underlying metal. At any given time, however, changes in the price of gold may not strongly correlate with changes in the value of securities related to gold, which are expected to constitute part of certain Underlying Scudder Funds' assets. In fact, there may be periods in which the price of gold stocks and gold will move in different directions. The reason for this potential disparity is that political and economic factors, including behavior of the stock market, may have differing impacts on gold versus gold stocks.


Investing in Europe. An Underlying Scudder Fund's performance may be susceptible to political, social and economic factors affecting issuers in European countries. Such factors may include, but are not limited to: growth of GDP or GNP, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position, as well as interest and monetary exchange rates among European countries.

Eastern European countries and certain Southern European countries are considered to be emerging markets. Securities traded in certain emerging European markets may be subject to additional risks due to political and economic reforms including efforts to decentralize the economic decision-making process and move toward a market-oriented economy. Additionally, the inexperience of financial intermediaries, lack of modern technology and the possibility of permanent or temporary termination of trading of securities may affect an Underlying Scudder Fund's performance. To the extent that an Underlying Scudder Fund purchases equity securities of smaller companies, such securities may experience greater volatility and have limited liquidity.

Former communist regimes of a number of Eastern European countries had expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that an Underlying Scudder Fund's investments in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated. Finally, any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunity.

Although the governments of certain Eastern European countries currently are implementing or considering reforms directed at political and economic liberalization, there can be no assurance that these reforms will continue or achieve their goals.


Investing in Latin America. The Adviser believes that investment opportunities may result from recent trends in Latin America encouraging greater market orientation and less governmental intervention in economic affairs. Investors, however, should be aware that the Latin American economies have experienced considerable difficulties in the past decade. Although there have been significant improvements in recent years, the Latin American economies continue to experience challenging problems, including high inflation rates and high interest rates relative to the U.S. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline which has been lacking at times in the past, as well as stable political and social conditions. Recovery may also be influenced by international economic conditions, particularly those in the U.S., and by world prices for oil and other commodities. There is no assurance that recent economic initiatives will be successful.

Certain risks associated with international investments and investing in smaller, developing capital markets are heightened for investments in Latin American countries. For example, some of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically. In addition, although there is a trend toward less government involvement in commerce, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and an Underlying Scudder Fund, as well as the value of securities in an Underlying Scudder Fund's portfolio.

Most Latin American countries have experienced substantial, and in some periods, extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.

Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. Some of these countries have in the past defaulted on their sovereign debt. Holders of sovereign debt (including an Underlying Scudder Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

The limited size of many Latin American securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities.

The portion of an Underlying Scudder Fund's assets invested directly in Chile may be less than the portions invested in other countries in Latin America because, at present, capital invested in Chile normally cannot be repatriated for as long as five years.

Investing in the Pacific Basin. Certain Underlying Scudder Funds are susceptible to political and economic factors affecting issuers in Pacific Basin countries. Many of the countries of the Pacific Basin are developing both economically and politically. Pacific Basin countries may have relatively unstable governments, economies based on only a few commodities or industries, and securities markets trading infrequently or in low volumes. Some Pacific Basin countries restrict the extent to which foreigners may invest in their securities markets. Securities of issuers located in some Pacific Basin countries tend to have volatile prices and may offer significant potential for loss as well as gain. Further, certain companies in the Pacific Basin may not have firmly established product markets, may lack depth of management, or may be more vulnerable to political or economic developments such as nationalization of their own industries.


Borrowing. Although the principal of an Underlying Scudder Fund's borrowing will be fixed, an Underlying Scudder Fund's assets may change in value during the time a borrowing is outstanding, increasing exposure to capital risk.


Corporate and Municipal Bond Ratings. The following is a description of the ratings given by S&P and Moody's to corporate and municipal bonds. Should the rating of a portfolio security held by an Underlying Scudder Fund be downgraded, the Adviser will determine whether it is in the best interest of the Underlying Scudder Fund to retain or dispose of such security.

S&P:

Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's:

Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Scudder
Pathway Series:

Conservative Portfolio

Balanced Portfolio

Growth Portfolio


Annual Report
September 30, 1997


Pure No-Load(TM) Funds


For investors seeking professionally managed and diversified portfolios from investment in a select mix of Scudder Funds.

A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.

SCUDDER                                          [logo]

                                    In Brief

o For the abbreviated fiscal period ended September 30, 1997, Scudder Pathway Series Portfolios provided strong total returns that were in line with, or exceeded, the returns of their respective composite benchmarks.


o Stocks provided strong performance for the period, while fixed income securities delivered comparatively modest, but respectable, total returns.


o As market volatility increased for domestic stocks during the period, each Portfolio's broad diversification and strategic asset allocation helped to mitigate the effects of price fluctuations.


                                Table of Contents


   3   Letter from the Series' President

   4   Portfolio Management Discussion

   6   Glossary of Investment Terms

Conservative Portfolio
   7   Portfolio Highlights

   8   Performance Update

   9   Portfolio Summary

  16   Investment Portfolio

  22   Financial Highlights

Balanced Portfolio
  10   Portfolio Highlights

  11   Performance Update

  12   Portfolio Summary

  17   Investment Portfolio

  23   Financial Highlights

Growth Portfolio
  13   Portfolio Highlights

  14   Performance Update

  15   Portfolio Summary

  18   Investment Portfolio

  24   Financial Highlights


  19   Financial Statements

  25   Notes to Financial Statements

  27   Report of Independent Accountants

  28   Tax Information

  28   Officers and Trustees

  29   Investment Products and Services

  30   Scudder Solutions


                            2-SCUDDER PATHWAY SERIES

                        Letter from the Series' President
Dear Shareholders,

     We are pleased to present the first annual report for Scudder Pathway Series for the abbreviated fiscal period ended September 30, 1997.

     The strong performance of Pathway Series Portfolios is gratifying, especially given an increase in market volatility towards the end of the period. After the close of the fiscal period, volatility accelerated, as the ripple effects from the currency crisis in Southeast Asia were felt across the globe. For the U.S. stock market, which had been viewed by some as amply priced, these events helped to trigger a 554 point decline in the Dow Jones Industrial Average on October 27. While the Dow recovered more than 330 points the next day, these events serve as reminders to investors of the truly global nature of the investment markets and the price volatility, which can occur.

     The good news, we believe, is that U.S. businesses and the economy are still healthy. In this context, volatility provides many opportunities for the underlying funds in which Pathway Portfolios invest. In this environment, we believe a sound approach to building an investment portfolio designed to weather a range of market conditions is based on careful diversification with exposure to small-cap, foreign, emerging market, and fixed income securities in addition to large-cap U.S. stocks. The Pathway Series Portfolios provide this type of investment program, which, when combined with the habit of investing regularly and a long-term perspective, can help many investors meet their goals.

     For those of you who are interested in new Scudder products, we recently introduced Scudder International Growth and Income Fund, which pursues a yield-oriented approach to investing in international equities. The Fund seeks to provide long-term growth of capital plus current income. Investors who desire international exposure but wish to take a more conservative approach may appreciate the Fund's emphasis on dividend paying stocks of established companies listed on foreign exchanges. For further information on this new fund, please turn to page 31.

     Thank you for your investment in Scudder Pathway Series. If you have any questions about the Series, please call Scudder Investor Relations at 1-800-225-2470, or visit our Internet Web site at http://funds.scudder.com.

     Sincerely,

    /s/Daniel Pierce

     Daniel Pierce
     President,
     Scudder Pathway Series


                            3-SCUDDER PATHWAY SERIES

                         Portfolio Management Discussion


We asked Benjamin W. Thorndike, lead portfolio manager of Scudder Pathway Series, to discuss the market environment and Scudder's investment strategy for the Pathway Series.


Q: How would you summarize the investment environment for the 10-1/2 month fiscal period ended September 30, 1997?

A: This was a positive environment. Overall, the stock and bond markets moved higher, bolstered by a favorable economy, and investors responded with enthusiasm. Despite this strength, returns for various asset classes diverged and overall volatility increased. The Pathway Series Portfolios produced solid returns during this time period while offering some refuge from the swings that impacted certain asset classes. (Portfolio Highlights containing individual strategies begin on page 7.)

Q:  How did the markets perform?

A: Very well. If you had been away on sabbatical during the period you would have been delighted on returning to discover that the prices for financial assets (especially U.S. stocks) had soared. Bond yields moved lower (while prices moved higher), inflation was a non-factor, the Federal Reserve stayed on the sidelines and economic growth remained on track. Responding to all of this, and more, the S&P 500 produced a three-month return of 17.5% for the second quarter of 1997 (which registers in the top 4% of all quarterly stock market returns calculated since 1926) and 7.5% for the third quarter. Looking at these returns you would likely be rested, relaxed and feeling wealthier.

We have no quarrels with "rested" and "wealthy," but the "relaxed" part might be short lived when you consider the current environment. Beneath the surface, much changed, and a good deal of it was of the sort that likely raised stress levels for investors.

Q:  What has changed?

A: In particular, the environment outside of the U.S. grew more unsettled. Many Southeast Asian economies were battered during this period by poorly focused economic policies and currency instability, and their stock markets tumbled. The imposition of higher taxes in Japan was a blow to that fragile economy. This factor, combined with broad exposure on the part of Japanese exporters to Southeast Asia, sent Japan's stock market lower. In Europe, governments weighed growth versus austerity, as the pros and cons of European Monetary Union were debated in political circles and on street corners. Political uncertainty in that region was the norm. European markets actually performed well, as decent fundamentals and improvements from restructurings spurred higher equity prices.

Q:  How did this affect U.S. investors?

A: For U.S.-focused investors, this might seem like someone else's problem. But, such a view is naive. The same global dynamic that has opened trade and helped propel the earnings of U.S. Fortune 500 companies to new heights over the last few years has raised the vulnerability of U.S. companies to overseas disappointments. If the rest of the world loses its appetite for our goods, then the earnings of U.S. companies will suffer. This factor, in conjunction with the stronger dollar, is already being felt by some exporters, and earnings

                            4-SCUDDER PATHWAY SERIES
disappointments for such market stalwarts as Coke and Gillette led to increased volatility for investors in large U.S. growth stocks.

Q:  What is Scudder's outlook for the economy?

A: We expect U.S. economic growth to slow as we near the end of 1997, in synch with our expectations for a slowing of corporate earnings growth. Inflation should remain benign and interest rates should continue trending down. And, after some turmoil abroad over the last few months, we anticipate improving growth prospects in a number of foreign economies.

Q:  And, for the markets?

A: We expect to see the performance of the major asset classes diverge in the months ahead. The U.S. large-cap stock sector will likely not dominate as the top performer, as has been the case over the last few years, while small-cap stocks appear to have better relative growth prospects. We also continue to see opportunities in the international arena, which we believe offer favorable diversification benefits. In addition, bonds currently offer attractive values, and our bond holdings should help to cushion swings in equity prices.

Q:  How do you expect to manage the Portfolios in this environment?

A: We will continue to manage each Portfolio according to its objective. We will also pursue consistent, long-term returns through careful diversification and asset allocation. Multiple fund holdings in each Portfolio, together with the diversification of underlying funds, should help smooth out volatility and provide exposure to a variety of opportunities.

                                 Pathway Series:
                          A team approach to investing

  The Portfolios are managed by a team of Scudder investment professionals who each play an important role in the Portfolios' management process. Team members work together to develop investment strategies and select underlying Funds for each Portfolio. They are supported by Scudder's large staff of portfolio managers, economists, research analysts, traders and other investment specialists. All members of the Pathway investment team are members of Scudder's Global Asset Allocation Committee. This group is responsible for analyzing the global economy and capital markets, integrating information from the firm's equity and fixed income specialists, and developing the outlook for the major markets in which a Portfolio invests.

  Lead Portfolio Manager Benjamin W. Thorndike, who has 18 years of investment experience, joined Scudder in 1983 as a portfolio manager. Since 1986, he has served as a portfolio manager for Scudder Growth and Income Fund. Cornelia Small, Portfolio Manager, is Director of Global Equity Investments and Chairman of the Capital Markets Group. Margaret (Peg) Hadzima, Portfolio Manager, is Director of Scudder's Institutional Group, which includes a focus on asset allocation strategy. Philip Fortuna, Portfolio Manager, joined Scudder in 1986 as manager of institutional equity accounts. Maureen Allyn, Portfolio Manager, is Scudder's Chief Economist, a position she has held since 1989, and is responsible for analyzing both the world and U.S. economies.


                            5-SCUDDER PATHWAY SERIES

                          Glossary of Investment Terms

ASSET ALLOCATION           The distribution of an investment
                           portfolio's assets among the major asset classes, such as stocks, bonds, and money market instruments.
                           The asset allocation decision is based on an investor's objective, investment horizon, and risk tolerance. An investor with a long-term investment horizon who is comfortable assuming additional risk in seeking higher returns may decide to allocate assets with a higher proportion invested in stocks than bonds or money markets.


DIVERSIFICATION            The spreading of risk by investing in several asset
                           categories, industry sectors, or individual securities. An investor with a broadly diversified portfolio will receive some protection from the price declines of an individual asset class.


DIVIDEND YIELD             With stocks, a company's payment out of
                           earnings to shareholders divided by its share price.
                           For example, a stock that sells for $10 and pays annual dividends totaling $1 has a yield of 10%; if the stock price goes up to $20, the yield would fall to 5%. For bonds, the coupon payment (dividend payment) divided by the current market price.


MARKET  CAPITALIZATION     The value of a company's outstanding
                           shares of common stock, determined by the number of shares outstanding multiplied by the share price
                           (Shares x Price = Market Capitalization). The universe of publicly traded companies is frequently divided into large-, mid-, and small-capitalizations.
                           In general, "large-cap" stocks tend to be more liquid than "small-cap" stocks.


OVER/UNDER WEIGHTING       Refers to the allocation of assets --
                           usually by sector, industry, or country -- within a portfolio relative to a benchmark index, (i.e. the S&P 500) or an investment universe. For example, an investment portfolio that overweights financial stocks holds a higher percentage of finance stocks than the comparative benchmark.


PRICE-EARNINGS RATIO (P/E) A widely used gauge of a stock's valuation that (also "earnings multiple") indicates what investors are paying for a company's earnings on a per share basis.
                           A higher "earnings multiple"indicates a higher expected growth rate and the potential for greater price fluctuations.

(Sources: Scudder; Barron's Dictionary of Finance and Investment Terms)


                            6-SCUDDER PATHWAY SERIES

                              Portfolio Highlights

                         Pathway Conservative Portfolio

Pathway Conservative Portfolio seeks current income and secondarily long-term growth of capital by investing substantially in bond mutual funds, with some exposure to equity mutual funds.

                                   Performance

This report covers the abbreviated fiscal period from the Portfolio's commencement of operations on November 15, 1996 to September 30, 1997. During this 10-1/2 month period, the Portfolio provided a total return of 14.99%, outperforming its custom benchmark. Returns and the components of this benchmark are listed on pag 8.

The investment environment was generally favorable, which benefited the Portfolio's holdings, especially its holdings of domestic stock funds. However, the strong overall performance of U.S. stocks was accompanied by an increasing level of price volatility. The Portfolio's conservative approach and diversification among 11 Scudder funds helped to dampen the effects of this volatility.

The Portfolio's fixed income holdings benefited as interest rates moved somewhat lower over the period, despite persistent concerns about accelerating inflation. Income Fund, at 40% of assets, anchored the fixed income position and contributed to the Portfolio's income and price appreciation. Smaller positions in Emerging Markets Income Fund and High Yield Bond Fund also contributed income and diversification.

Throughout the period, the Portfolio's exposure to the equity markets made a significant contribution to total return. Large-cap domestic stock funds provided some of the best returns, and the Portfolio had a significant two-thirds of the equity fund position invested in this area.

                               Portfolio Strategy

Over the period, the weighting of fixed income funds was modestly increased and diversification was broadened in both the equity and fixed income areas. As concerns of rising interest rates mounted in the first quarter of 1997, the Portfolio's exposure to bond funds was temporarily reduced from 50% to 45% of assets in favor of U.S. equity funds. As the relative attractiveness of fixed income securities increased, the Portfolio's weighting was increased to 55% of assets by adding to holdings of Income Fund.

Portfolio diversification and exposure to investment opportunity was increased with the addition of a new fund in both the fixed income and equity portions of the portfolio. A small position (3% of assets) in High Yield Bond Fund was added in February. Compared to high quality bonds, high yield bonds typically offer enhanced income and the opportunity for price appreciation as credit quality improves. In the equity area, Classic Growth Fund was added in the third quarter. This Fund, with its focus on well-established leading U.S. companies, was deemed attractive within the current environment that favors such companies.


                            7-SCUDDER PATHWAY SERIES

Performance Update as of September 30, 1997
-----------------------------------------------------------------
Portfolio Index Comparisons
-----------------------------------------------------------------
                         Total Return
-----------------------------------------------------------------
Period Ended      Growth of
 9/30/97          $10,000          Cumulative
-----------------------------------------------------------------
SCUDDER PATHWAY SERIES: CONSERVATIVE PORTFOLIO
-----------------------------------------------------------------
Life of
Portfolio*        $11,499            14.99%

LBAB INDEX (60%), S&P 500 INDEX (25%),
MSCI ALL COUNTRY EX U.S. INDEX (5%),
3-MONTH T-BILL (10%)
-----------------------------------------------------------------
                       Total Return
Period Ended     Growth of
 9/30/97          $10,000          Cumulative
--------           -------         ----------
Life of
Portfolio*        $11,088            10.88%

*The Portfolio commenced operations on November 15, 1996.
Index comparisons begin November 30, 1996.

-----------------------------------------------------------------
Growth of a $10,000 Investment
-----------------------------------------------------------------
A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

Yearly periods ended September 30

Scudder Pathway Series: Conservative Portfolio
Year            Amount
----------------------
11/96*         $10,000
12/96          $10,000
1/97           $10,143
2/97           $10,236
3/97           $10,092
4/97           $10,261
5/97           $10,566
6/97           $10,847
7/97           $11,254
8/97           $11,006
9/97           $11,357


LBAB Index (60%), S&P 500 Index (25%),
MSCI All Country ex U.S. Index (5%),
3-month T-Bill (10%)
Year            Amount
----------------------
11/96*         $10,000
12/96          $ 9,892
1/97           $10,054
2/97           $10,100
3/97           $ 9,938
4/97           $10,211
5/97           $10,462
6/97           $10,687
7/97           $11,087
8/97           $10,839
9/97           $11,113

The Lehman Brothers Aggregate Bond (LBAB) Index is a market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. The S&P 500 Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-The-Counter market. The MSCI All Country (ex U.S.) Index is a market value-weighted measure of stocks of 46 countries. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.

-----------------------------------------------------------------
Returns and Per Share Information
-----------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

Yearly periods ended September 30
---------------------------------
                        1997*
                      ----------
Net Asset Value...    $13.27
Income Dividends..    $  .33
Capital Gains
Distributions.....    $  .15
Portfolio Total
Return (%)........     14.99
Blended Index Total
Return (%)........     10.88


Performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results.
Total return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.

              8 -- SCUDDER PATHWAY SERIES

PORTFOLIO SUMMARY as of September 30, 1997

PATHWAY CONSERVATIVE PORTFOLIO
---------------------------------------------------------------------------
ASSET ALLOCATION
---------------------------------------------------------------------------
Money Market                        9%
Fix Income                         55%
Equity                             36%
--------------------------------------
                                  100%
--------------------------------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

Assets were broadly diversified in fixed
income funds with exposure to money market,
investment grade, government, high yield,
and emerging markets securities in addition
to U.S. and international equity securities.
--------------------------------------------------------------------------
ASSET CLASS RANGES
--------------------------------------------------------------------------

CONSERVATIVE PORTFOLIO

Money Market                          0-15%
Fixed Income Funds                   40-80%
Equity Funds                         20-50%


Portfolio allocations are derived from
the risk profile for the Fund, changes
are expected to be modest and infrequent.

--------------------------------------------------------------------------
PORTFOLIO HOLDINGS
--------------------------------------------------------------------------
--------------------------------------------
Scudder Income Fund                     40%
--------------------------------------------
Scudder GNMA Fund                       10%
--------------------------------------------
Scudder Growth and Income Fund           9%
--------------------------------------------
Scudder Cash Investment Trust            9%
--------------------------------------------
Scudder Large Company Value Fund         7%
--------------------------------------------
Scudder International Fund               7%
--------------------------------------------
Scudder Classic Growth Fund              7%
--------------------------------------------
Scudder Emerging Markets Growth Fund     3%
--------------------------------------------
Scudder High Yield Bond Fund             3%
--------------------------------------------
Scudder Small Company Value Fund         3%
--------------------------------------------
Scudder Emerging Markets Income Fund     2%
--------------------------------------------
                                       100%
--------------------------------------------

Fixed income funds made a solid contribution
to total returns, and were bolstered by the
strong performance of equity funds holdings
for the period.
-----------------------------------------------------------------------------
For more complete details about the Portfolio's investments, see page 16.
A monthly Investment Portfolio Summary is available upon request.

               9 -- SCUDDER PATHWAY SERIES

                              Portfolio Highlights

                           Pathway Balanced Portfolio

Pathway Balanced Portfolio seeks a balance of growth and income by investing in a mix of money market, bond, and equity mutual funds.

                                  Performance

This report covers the 10-1/2 month fiscal period from the Portfolio's commencement of operations on November 15, 1996 to September 30, 1997. During this period, the Portfolio provided a total return of 16.67%, in line with its custom benchmark. Returns and the components of this benchmark are listed on page 11.

The generally favorable investment environment benefited the Portfolio's holdings, especially its holdings of domestic stock funds. However, the strong performance of U.S. stocks was accompanied by an increasing level of price volatility.

Of the Portfolio's 61% of assets invested in equity funds, domestic equity funds -- in particular -- delivered excellent returns. These funds have benefited from the continuing rally in large-cap stocks. Growth and Income and Classic Growth funds provided above-average returns while Development Fund, hurt by volatility in healthcare and technology holdings earlier in the year, trailed the market averages for the period. The strong performance of domestic equity funds overshadowed the solid, but more modest returns of International Fund and Emerging Markets Growth Fund, which provided valuable diversification to the Portfolio.

The balance of the Portfolio was invested in fixed income funds and the money market fund -- Cash Investment Trust. Our fixed income holdings benefited as interest rates moved somewhat lower over the period, despite persistent concerns about accelerating inflation. Income Fund, at 26% of assets at period end, remained a key component of the fixed income position and contributed to income and price appreciation.

                               Portfolio Strategy

Over the fiscal period, the weighting of fixed income funds was reduced modestly in the first and third quarters of 1997, as concerns of rising interest rates mounted. As a result, the Portfolio's exposure to bond funds was reduced to 36% of assets, primarily by decreasing holdings of GNMA Fund.

While still comprising a significant position within the Portfolio, International Fund was reduced in February in favor of Growth and Income Fund, reflecting the continuing momentum of the U.S. stock market. At mid-year, increases were made to the overall equity position by adding to Growth and Income, Classic Growth, and Emerging Markets Growth funds, which brought the equity fund weighting to 61% of assets.

At the end of the period, we initiated a small position in Micro Cap Fund, which is expected to provide strong long-term total return potential, as well as additional diversification due to its relatively low correlation to the broader U.S. stock market as represented by the S&P 500.

                            10-SCUDDER PATHWAY SERIES

Performance Update as of September 30, 1997
-----------------------------------------------------------------
Portfolio Index Comparisons
-----------------------------------------------------------------
                       Total Return
-----------------------------------------------------------------
Period Ended     Growth of
9/30/97           $10,000          Cumulative
-----------------------------------------------------------------
SCUDDER PATHWAY SERIES: BALANCED PORTFOLIO
TICKER SYMBOL:  SPBAX
-----------------------------------------------------------------
Life of
Portfolio*        $11,667            16.67%
-----------------------------------------------------------------
LBAB INDEX (60%), S&P 500 INDEX (25%),
MSCI ALL COUNTRY EX U.S. INDEX (5%),
3-MONTH T-BILL (10%)
-----------------------------------------------------------------
                       Total Return
Period Ended     Growth of
9/30/97           $10,000          Cumulative
--------          -------          ----------
Life of
Portfolio*        $11,654            16.54%

*The Portfolio commenced operations on November 15, 1996.
Index comparisons begin November 30, 1996.

-----------------------------------------------------------------
Growth of a $10,000 Investment
-----------------------------------------------------------------
A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

Yearly periods ended September 30

Scudder Pathway Series: Balanced Portfolio
Year            Amount
----------------------
11/96*         $10,000
12/96          $10,016
1/97           $10,167
2/97           $10,235
3/97           $10,042
4/97           $10,222
5/97           $10,645
6/97           $10,992
7/97           $11,474
8/97           $11,073
9/97           $11,542


LBAB Index (60%), S&P 500 Index (25%),
MSCI All Country ex U.S. Index (5%),
3-month T-Bill (10%)
Year            Amount
----------------------
11/96*         $10,000
12/96          $ 9,857
1/97           $10,147
2/97           $10,213
3/97           $ 9,975
4/97           $10,389
5/97           $10,810
6/97           $11,158
7/97           $11,730
8/97           $11,282
9/97           $11,713

The Lehman Brothers Aggregate Bond (LBAB)Index is a market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. The S&P 500 Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-The-Counter market. The MSCI All Country (ex U.S.) Index is a market value-weighted measure of stocks of 46 countries. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.

-----------------------------------------------------------------
Returns and Per Share Information
-----------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

Yearly periods ended September 30
---------------------------------
                        1997*
                      ----------
Net Asset Value...    $13.56
Income Dividends..    $  .33
Capital Gains
Distributions.....    $  .07
Portfolio Total
Return (%)........     16.67
Blended Index Total
Return (%)........     16.54

Performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results.
Total return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.

                11 -- SCUDDER PATHWAY SERIES

PORTFOLIO SUMMARY as of September 30, 1997

PATHWAY BALANCED PORTFOLIO
---------------------------------------------------------------------------
ASSET ALLOCATION
---------------------------------------------------------------------------
Money Market                        3%
Fix Income                         36%
Equity                             61%
--------------------------------------
                                  100%
--------------------------------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

Assets were broadly diversified in equity
funds with exposure to U.S. large- and
small-cap, value, and international stocks,
and in fixed income funds with exposure to
money market, investment grade, high yield,
and emerging markets securities.
--------------------------------------------------------------------------
ASSET CLASS RANGES
--------------------------------------------------------------------------

BALANCED PORTFOLIO

Money Market                          0-10%
Fixed Income Funds                   25-60%
Equity Funds                         40-70%


Portfolio allocations are derived from
the risk profile for the Fund, changes
are expected to be modest and infrequent.

--------------------------------------------------------------------------
PORTFOLIO HOLDINGS
--------------------------------------------------------------------------
--------------------------------------------
Scudder Income Fund                     26%
--------------------------------------------
Scudder International Fund              20%
--------------------------------------------
Scudder Classic Growth Fund             15%
--------------------------------------------
Scudder Growth and Income Fund          14%
--------------------------------------------
Scudder Emerging Markets Growth Fund     7%
--------------------------------------------
Scudder Development Fund                 5%
--------------------------------------------
Scudder High Yield Bond Fund             5%
--------------------------------------------
Scudder Emerging Markets Income Fund     3%
--------------------------------------------
Scudder Cash Investment Trust            3%
--------------------------------------------
Scudder GNMA Fund                        2%
--------------------------------------------
Scudder Micro Cap Fund                   0%
--------------------------------------------
                                       100%
--------------------------------------------

Equity funds that invest in U.S. stocks of
established companies, such as Classic Growth
Fund and Growth and Income Fund, provided
some of the best returns for the period.
-----------------------------------------------------------------------------
For more complete details about the Portfolio's investments, see page 17.
A monthly Investment Portfolio Summary is available upon request.

                12 -- SCUDDER PATHWAY SERIES

                              Portfolio Highlights

                            Pathway Growth Portfolio

Pathway Growth Portfolio seeks long-term growth of capital by investing primarily in equity mutual funds designed to provide long-term growth. The Portfolio will also invest a portion of assets in bond funds, which offer the potential for capital appreciation as well as income.

                                   Performance

This report covers the 10-1/2 month fiscal period from the Portfolio's commencement of operations on November 15, 1996 to September 30, 1997. During this period, the Portfolio provided a total return of 20.79%, outperforming its custom benchmark. Returns and the components of this benchmark are listed on page 14.

The generally favorable investment environment benefited the Portfolio's holdings, especially its holdings of domestic stock funds. However, the strong performance of U.S. stocks was accompanied by an increasing level of price volatility. The Portfolio's diversification among nine Scudder equity and fixed income funds helped to dampen the effects of this volatility.

Domestic equities provided excellent returns to investors during the period. The Portfolio's equity funds, comprising 80% of assets, benefited from the continuing rally primarily in large-cap stocks. Large Company Growth Fund and Micro Cap Fund provided returns in the 30-40% range while 21st Century Growth Fund lagged the market's returns. The strong performance of domestic equity funds overshadowed the solid, but more modest returns of International Fund and Emerging Markets Growth Fund, which also provided valuable diversification to the Portfolio.

The Portfolio's holdings of fixed income funds helped to dampen the effects of increasing volatility in the domestic equity markets. High Yield Bond Fund (9% of assets), enjoyed the benefits of increased investor enthusiasm for corporate bonds that have improving credit quality. A small position in Emerging Markets Income Fund also delivered outstanding returns, while Income Fund contributed respectable returns.

                               Portfolio Strategy

Over the fiscal period, the already modest weighting of fixed income funds was reduced and equity fund holdings were increased. This reallocation of fund holdings took place in June by decreasing the weighting of Emerging Markets Income Fund and increasing exposure to Emerging Markets Growth Fund, as the latter area appeared to offer more favorable total return potential. In July, a small reduction in High Yield Bond Fund holdings in favor of Large Company Growth Fund completed the shift to an increased equity fund exposure.

                            13-SCUDDER PATHWAY SERIES

Performance Update as of September 30, 1997
-----------------------------------------------------------------
Portfolio Index Comparisons
-----------------------------------------------------------------
                       Total Return
-----------------------------------------------------------------
Period Ended      Growth of
9/30/97            $10,000         Cumulative
-----------------------------------------------------------------
SCUDDER PATHWAY SERIES: GROWTH PORTFOLIO
TICKER SYMBOL:   SPGRX
-----------------------------------------------------------------
Life of
Portfolio*         $12,079            20.79%
-----------------------------------------------------------------

S&P 500 INDEX (25%), MSCI ALL COUNTRY EX U.S. INDEX (5%),
LBAB INDEX (60%), 3-MONTH T-BILL (10%)
-----------------------------------------------------------------
                       Total Return
                       --------------
Period Ended      Growth of
9/30/97            $10,000         Cumulative
--------           -------         ----------
Life of
Portfolio*         $11,924           19.24%

*The Portfolio commenced operations on November 15, 1996.
Index comparisons begin November 30, 1996.

-----------------------------------------------------------------
Growth of a $10,000 Investment
-----------------------------------------------------------------
A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

Yearly periods ended September 30

Scudder Pathway Series: Growth Portfolio
Year            Amount
----------------------
11/96*         $10,000
12/96          $10,057
1/97           $10,302
2/97           $10,336
3/97           $10,058
4/97           $10,285
5/97           $10,909
6/97           $11,357
7/97           $11,855
8/97           $11,340
9/97           $11,939


LBAB Index (60%), S&P 500 Index (25%),
MSCI All Country ex U.S. Index (5%),
3-month T-Bill (10%)
Year            Amount
----------------------
11/96*         $10,000
12/96          $ 9,841
1/97           $10,156
2/97           $10,240
3/97           $ 9,993
4/97           $10,498
5/97           $11,037
6/97           $11,474
7/97           $12,112
8/97           $11,514
9/97           $12,047

The Lehman Brothers Aggregate Bond (LBAB)Index is a market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. The S&P 500 Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-The-Counter market. The MSCI All Country (ex U.S.) Index is a market value-weighted measure of stocks of 46 countries. Index returns assume reinvestment of dividends and do not reflect any fees or expenses.

-----------------------------------------------------------------
Returns and Per Share Information
-----------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

Yearly periods ended September 30
---------------------------------
                        1997*
                      ----------
Net Asset Value...    $14.15
Income Dividends..    $  .16
Capital Gains
Distributions.....    $  .13
Portfolio Total
Return (%)........     20.79
Blended Index Total
Return (%)........     19.24

Performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results.
Total return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.

                 14 -- SCUDDER PATHWAY SERIES

PORTFOLIO SUMMARY as of September 30, 1997

PATHWAY GROWTH PORTFOLIO
---------------------------------------------------------------------------
ASSET ALLOCATION
---------------------------------------------------------------------------
Money Market                        1%
Fix Income                         19%
Equity                             80%
--------------------------------------
                                  100%
--------------------------------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

Assets were broadly diversified in equity funds
with exposure to U.S. large- and small-cap growth,
and international stocks; and in fixed income funds
with exposure to money market, investment grade,
government, high yield, emerging markets securities.
--------------------------------------------------------------------------
ASSET CLASS RANGES
--------------------------------------------------------------------------

GROWTH PORTFOLIO

Money Market                           0-5%
Fixed Income Funds                   10-40%
Equity Funds                         60-90%


Portfolio allocations are derived from
the risk profile for the Fund, changes
are expected to be modest and infrequent.

--------------------------------------------------------------------------
PORTFOLIO HOLDINGS
--------------------------------------------------------------------------
--------------------------------------------
Scudder Large Company Growth Fund       26%
--------------------------------------------
Scudder International Fund              25%
--------------------------------------------
Scudder Emerging Markets Growth Fund    14%
--------------------------------------------
Scudder High Yield Bond Fund             9%
--------------------------------------------
Scudder 21st Century Growth Fund         8%
--------------------------------------------
Scudder Micro Cap Fund                   7%
--------------------------------------------
Scudder Emerging Markets Income Fund     6%
--------------------------------------------
Scudder Income Fund                      4%
--------------------------------------------
Scudder Cash Investment Trust            1%
--------------------------------------------
                                       100%
--------------------------------------------

Equity funds that invest in U.S. stocks, such
as Micro Cap Fund and Large Company Growth Fund,
provided some of the best returns for the period.
-----------------------------------------------------------------------------
For more complete details about the Fund's investment portfolio, see page 18. A monthly Investment Portfolio Summary is available upon request.

                 15 -- SCUDDER PATHWAY SERIES

                 Investment Portfolio as of September 30, 1997

                         Pathway Conservative Portfolio

                                                                                                                     Market
                                                                                              Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------
Money Market 8.8%
------------------------------------------------------------------------------------------------------------------------------
Scudder Cash Investment Trust (Cost $1,492,453) .........................................      1,492,453             1,492,453
                                                                                                                    ----------

Fixed Income 54.8%
------------------------------------------------------------------------------------------------------------------------------
Scudder GNMA Fund .......................................................................        114,079             1,681,526
Scudder Emerging Markets Income Fund ....................................................         25,225               339,271
Scudder Income Fund .....................................................................        501,176             6,770,893
Scudder High Yield Bond Fund ............................................................         38,547               504,198
------------------------------------------------------------------------------------------------------------------------------
Total Fixed Income (Cost $9,091,682)                                                                                 9,295,888
------------------------------------------------------------------------------------------------------------------------------

Equity 36.4%
------------------------------------------------------------------------------------------------------------------------------
Scudder Large Company Value Fund ........................................................         41,237             1,195,038
Scudder Classic Growth Fund .............................................................         65,167             1,197,121
Scudder Emerging Markets Growth Fund ....................................................         30,807               501,237
Scudder Growth and Income Fund ..........................................................         52,997             1,553,332
Scudder International Fund ..............................................................         21,803             1,192,603
Scudder Small Company Value Fund ........................................................         25,599               543,219
------------------------------------------------------------------------------------------------------------------------------
Total Equity(Cost $5,405,191)                                                                                        6,182,550
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $15,989,326) (a)                                                         16,970,891
------------------------------------------------------------------------------------------------------------------------------

(a) The cost for federal income tax purposes was $16,000,015. At September 30, 1997, net unrealized appreciation for all securities based on tax cost was $970,876. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $970,876.

      During the period November 15, 1996 (commencement of operations) to September 30, 1997, purchases and sales of investment securities (excluding money market investments) aggregated $17,446,416 and $3,171,000, respectively.

    The accompanying notes are an integral part of the financial statements.


                          16 -- SCUDDER PATHWAY SERIES

                 Investment Portfolio as of September 30, 1997

                           Pathway Balanced Portfolio

                                                                                                                     Market
                                                                                              Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------
Money Market 3.1%
------------------------------------------------------------------------------------------------------------------------------
Scudder Cash Investment Trust (Cost $5,857,992) .........................................      5,857,992             5,857,992
                                                                                                                   -----------

Fixed Income 35.8%
------------------------------------------------------------------------------------------------------------------------------
Scudder GNMA Fund .......................................................................        257,522             3,795,878
Scudder Emerging Markets Income Fund ....................................................        426,941             5,742,362
Scudder Income Fund .....................................................................      3,677,192            49,678,857
Scudder High Yield Bond Fund ............................................................        728,643             9,530,646
------------------------------------------------------------------------------------------------------------------------------
Total Fixed Income (Cost $66,876,325)                                                                               68,747,743
------------------------------------------------------------------------------------------------------------------------------

Equity 61.1%
------------------------------------------------------------------------------------------------------------------------------
Scudder Classic Growth Fund .............................................................      1,556,309            28,589,396
Scudder Development Fund ................................................................        217,041             9,790,724
Scudder Emerging Markets Growth Fund ....................................................        816,516            13,284,712
Scudder Growth and Income Fund ..........................................................        918,173            26,911,644
Scudder International Fund ..............................................................        704,952            38,560,885
Scudder Micro Cap Fund ..................................................................          5,814               105,756
------------------------------------------------------------------------------------------------------------------------------
Total Equity(Cost $101,607,674)                                                                                    117,243,117
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $174,341,991) (a)                                                       191,848,852
------------------------------------------------------------------------------------------------------------------------------

(a) The cost for federal income tax purposes was $174,397,794. At September 30, 1997, net unrealized appreciation for all securities based on tax cost was $17,451,058. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $17,451,058.

      During the period November 15, 1996 (commencement of operations) to September 30, 1997, purchases and sales of investment securities (excluding money market investments) aggregated $190,501,683 and $23,022,500, respectively.

    The accompanying notes are an integral part of the financial statements.


                          17 -- SCUDDER PATHWAY SERIES

                 Investment Portfolio as of September 30, 1997

                            Pathway Growth Portfolio

                                                                                                                     Market
                                                                                              Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------
Money Market 1.1%
------------------------------------------------------------------------------------------------------------------------------
Scudder Cash Investment Trust (Cost $539,977)                                                    539,977               539,977
                                                                                                                    ----------

Fixed Income 18.9%
------------------------------------------------------------------------------------------------------------------------------
Scudder Emerging Markets Income Fund                                                             222,751             2,996,005
Scudder Income Fund                                                                              143,503             1,938,727
Scudder High Yield Bond Fund                                                                     340,191             4,449,696
------------------------------------------------------------------------------------------------------------------------------
Total Fixed Income (Cost $9,080,638)                                                                                 9,384,428
------------------------------------------------------------------------------------------------------------------------------

Equity 80.0%
------------------------------------------------------------------------------------------------------------------------------
Scudder 21st Century Growth Fund                                                                 282,760             3,964,293
Scudder Emerging Markets Growth Fund                                                             424,477             6,906,246
Scudder International Fund                                                                       226,974            12,415,487
Scudder Micro Cap Fund                                                                           189,672             3,450,133
Scudder Large Company Growth Fund                                                                497,083            12,899,299
------------------------------------------------------------------------------------------------------------------------------
Total Equity(Cost $34,443,844)                                                                                      39,635,458
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $44,064,459) (a)                                                         49,559,863
------------------------------------------------------------------------------------------------------------------------------

(a) The cost for federal income tax purposes was $44,081,245. At September 30, 1997, net unrealized appreciation for all securities based on tax cost was $5,478,618. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $5,478,618.

      During the period November 15, 1996 (commencement of operations) to September 30, 1997, purchases and sales of investment securities (excluding money market investments) aggregated $47,077,499 and $3,737,518, respectively.

    The accompanying notes are an integral part of the financial statements.


                          18 -- SCUDDER PATHWAY SERIES

                              Financial Statements

                       Statement of Assets and Liabilities
                            as of September 30, 1997

                                                                           Conservative       Balanced          Growth
                                                                            Portfolio         Portfolio        Portfolio
Assets
-------------------------------------------------------------------------------------------------------------------------------
                 Investments, at market (for identified cost, see
                   accompanying investment portfolios) ..............     $ 16,970,891     $191,848,852     $ 49,559,863
                 Receivable for investments sold ....................               --          200,000           75,000
                 Receivable on Portfolio shares sold ................           10,173          404,733           93,829
                 Income receivable ..................................           18,320          111,017           33,138
                                                                          ---------------  ---------------  ----------------
                 Total assets .......................................       16,999,384      192,564,602       49,761,830
Liabilities
-------------------------------------------------------------------------------------------------------------------------------
                 Payable for investments purchased ..................           18,313          310,848          107,925
                 Payable for Portfolio shares redeemed ..............            9,390          107,581           79,649
                                                                          ---------------  ---------------  ----------------
                 Total liabilities ..................................           27,703          418,429          187,574
                ------------------------------------------------------    ---------------  ---------------  ----------------
                 Net assets, at market value                              $ 16,971,681     $192,146,173     $ 49,574,256
                ------------------------------------------------------    ---------------  ---------------  ----------------
Net Assets
-------------------------------------------------------------------------------------------------------------------------------
                 Net assets consist of:
                 Undistributed net investment income ................           78,162          584,477          443,915
                 Net unrealized appreciation on investments .........          981,565       17,506,861        5,495,404
                 Accumulated net realized gain ......................          249,870        1,339,738          206,721
                 Paid-in capital ....................................       15,662,084      172,715,097       43,428,216
                ------------------------------------------------------    ---------------  ---------------  ----------------
                 Net assets, at market value                              $ 16,971,681     $192,146,173     $ 49,574,256
                ------------------------------------------------------    ---------------  ---------------  ----------------
Net Asset Value
-------------------------------------------------------------------------------------------------------------------------------
                                                                          ---------------  ---------------  ----------------
                 Net Asset Value, offering and redemption price per             $13.27           $13.56           $14.15
                   share (outstanding shares of beneficial interest,      ---------------  ---------------  ----------------
                   $.01 par value, unlimited number of shares
                   authorized) ......................................        1,279,306       14,166,739        3,503,263

    The accompanying notes are an integral part of the financial statements.


                          19 -- SCUDDER PATHWAY SERIES

                             Statement of Operations
                 For the period November 15, 1996 (commencement
                       of operations) to September 30,1997

                                                                          Conservative        Balanced          Growth
                                                                            Portfolio        Portfolio        Portfolio
Investment Income
-----------------------------------------------------------------------------------------------------------------------------
                 Income:
                 Income distributions from Underlying Funds .........    $    283,047      $  2,647,994     $    452,702
                -------------------------------------------------------   ----------------  ---------------  ---------------
                 Net investment income                                        283,047         2,647,994          452,702
                -------------------------------------------------------   ----------------  ---------------  ---------------

Realized and unrealized gain (loss) on investments
-----------------------------------------------------------------------------------------------------------------------------
                 Net realized gain (loss):
                 Investments ........................................         221,457         1,004,816          184,501
                 Capital gain distributions from Underlying Funds ...          36,736           339,186           29,431
                                                                         ----------------  ---------------  ---------------
                                                                              258,193         1,344,002          213,932
                                                                         ----------------  ---------------  ---------------
                 Net unrealized appreciation on investments during
                   the period .......................................         981,565        17,506,861        5,495,404
                -------------------------------------------------------   ----------------  ---------------  ---------------
                 Net gain on investment transactions                        1,239,758        18,850,863        5,709,336
                -------------------------------------------------------   ----------------  ---------------  ---------------
                -------------------------------------------------------   ----------------  ---------------  ---------------
                 Net increase in net assets resulting from operations    $  1,522,805      $ 21,498,857     $  6,162,038
                -------------------------------------------------------   ----------------  ---------------  ---------------

    The accompanying notes are an integral part of the financial statements.


                          20 -- SCUDDER PATHWAY SERIES

                       Statement of Changes in Net Assets

                                                                                 For the Period November 15, 1996
                                                                                   (commencement of operations)
                                                                                       to September 30, 1997
                                                                          Conservative       Balanced          Growth
Increase (Decrease) in Net Assets                                          Portfolio        Portfolio         Portfolio
---------------------------------------------------------------------------------------------------------------------------
                Operations:
                Net investment income ................................   $    283,047     $  2,647,994     $    452,702
                Net realized gains ...................................        258,193        1,344,002          213,932
                Net unrealized appreciation on investments during
                  the period .........................................        981,565       17,506,861        5,495,404
                                                                         ---------------  ---------------  ----------------
                Net increase in net assets resulting from operations.       1,522,805       21,498,857        6,162,038
                                                                         ---------------  ---------------  ----------------
                Distributions to shareholders from:
                Net investment income ................................       (204,885)      (2,063,517)          (8,787)
                                                                         ---------------  ---------------  ----------------
                Net realized gain on investment transactions .........         (8,323)          (4,264)          (7,211)
                                                                         ---------------  ---------------  ----------------
                Portfolio share transactions:
                Proceeds from shares sold ............................     17,529,919      188,966,219       49,883,396
                Net asset value of shares issued to shareholders in
                  reinvestment of distributions ......................        206,449        2,061,385           15,997
                Cost of shares redeemed ..............................     (2,099,284)     (18,337,507)      (6,496,177)
                                                                         ---------------  ---------------  ----------------
                Net increase in net assets from Portfolio share
                  transactions .......................................     15,637,084      172,690,097       43,403,216
                                                                         ---------------  ---------------  ----------------
                Increase in net assets ...............................     16,946,681      192,121,173       49,549,256
                Net assets at beginning of period ....................         25,000           25,000           25,000
                                                                         ---------------  ---------------  ----------------
                Net assets at end of period (a) ......................   $ 16,971,681     $192,146,173     $ 49,574,256
                                                                         ---------------  ---------------  ----------------
Other Information
---------------------------------------------------------------------------------------------------------------------------
                Increase (decrease) in Portfolio shares
                Shares outstanding at beginning of period ............          2,083            2,083            2,083
                                                                         ---------------  ---------------  ----------------
                Shares sold ..........................................      1,426,617       15,422,187        3,994,728
                Shares issued to shareholders in reinvestment
                  of distributions ...................................         16,301          160,369            1,342
                Shares redeemed ......................................       (165,695)      (1,417,900)        (494,890)
                                                                         ---------------  ---------------  ----------------
                Net increase in Portfolio shares .....................      1,277,223       14,164,656        3,501,180
                                                                         ---------------  ---------------  ----------------
                Shares outstanding at end of period ..................      1,279,306       14,166,739        3,503,263
                                                                         ---------------  ---------------  ----------------

                (a) Includes undistributed net investment income of ..   $     78,162     $    584,477     $    443,915

    The accompanying notes are an integral part of the financial statements.


                          21 -- SCUDDER PATHWAY SERIES

                              Financial Highlights

                         Pathway Conservative Portfolio

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                                            For the Period
                                                                                          November 15, 1996
                                                                                            (commencement
                                                                                          of operations) to
                                                                                          September 30, 1997
---------------------------------------------------------------------------------------------------------------
                                                                                          -----------------
Net asset value, beginning of period ..............................................            $12.00
                                                                                          -----------------
Income from investment operations:
Net investment income .............................................................               .39
Net realized and unrealized gain on investment transactions .......................              1.36
                                                                                          -----------------
Total from investment operations ..................................................              1.75
                                                                                          -----------------
Less distributions:
From net investment income ........................................................              (.33)
From net realized gain on investments .............................................              (.15)
                                                                                          -----------------
Total distributions ...............................................................              (.48)
                                                                                          -----------------

                                                                                          -----------------
Net asset value, end of period ....................................................            $13.27
---------------------------------------------------------------------------------------------------------------
Total Return (%) ..................................................................             14.99**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ............................................                17
Ratio of operating expenses to average daily net assets (%) (a) ...................                --
Ratio of net investment income to average daily net assets (%) ....................              3.67*
Portfolio turnover rate (%) .......................................................              42.0*

(a) This Portfolio invests in other Scudder Funds, and although the Portfolio did not incur any direct expenses for the period, the Portfolio did bear its share of the operating, administrative and advisory expenses of the Underlying Scudder Funds.
*     Annualized
**    Not annualized


                          22 -- SCUDDER PATHWAY SERIES

                              Financial Highlights

                           Pathway Balanced Portfolio

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                                            For the Period
                                                                                          November 15, 1996
                                                                                           (commencement of
                                                                                            operations) to
                                                                                          September 30, 1997
---------------------------------------------------------------------------------------------------------------
                                                                                          -----------------
Net asset value, beginning of period ..............................................            $12.00
                                                                                          -----------------
Income from investment operations:
Net investment income .............................................................               .37
Net realized and unrealized gain on investment transactions .......................              1.59
                                                                                          -----------------
Total from investment operations ..................................................              1.96
                                                                                          -----------------
Less distributions:
From net investment income ........................................................              (.33)
From net realized gain on investments .............................................              (.07)
                                                                                          -----------------
Total distributions ...............................................................              (.40)
                                                                                          -----------------

                                                                                          -----------------
Net asset value, end of period ....................................................            $13.56
---------------------------------------------------------------------------------------------------------------
Total Return (%) ..................................................................             16.67**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ............................................               192
Ratio of operating expenses to average daily net assets (%) (a) ...................                --
Ratio of net investment income to average daily net assets (%) ....................              2.96*
Portfolio turnover rate (%) .......................................................              24.3*

(a) This Portfolio invests in other Scudder Funds, and although the Portfolio did not incur any direct expenses for the period, the Portfolio did bear its share of the operating, administrative and advisory expenses of the Underlying Scudder Funds.
*     Annualized
**    Not annualized


                          23 -- SCUDDER PATHWAY SERIES

                              Financial Highlights

                            Pathway Growth Portfolio

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                                            For the Period
                                                                                          November 15, 1996
                                                                                           (commencement of
                                                                                            operations) to
                                                                                          September 30, 1997
---------------------------------------------------------------------------------------------------------------
                                                                                          -----------------
Net asset value, beginning of period ...............................................           $12.00
                                                                                          -----------------
Income from investment operations:
Net investment income ..............................................................              .29
Net realized and unrealized gain on investment transactions ........................             2.15
                                                                                          -----------------
Total from investment operations ...................................................             2.44
                                                                                          -----------------
Less distributions:
From net investment income .........................................................             (.16)
From net realized gain on investments ..............................................             (.13)
                                                                                          -----------------
Total distributions ................................................................             (.29)
                                                                                          -----------------

                                                                                          -----------------
Net asset value, end of period .....................................................           $14.15
---------------------------------------------------------------------------------------------------------------
Total Return (%) ...................................................................            20.79**
Ratios and Supplemental Data
Net assets, end of period ($ millions) .............................................               50
Ratio of operating expenses to average daily net assets (%) (a) ....................               --
Ratio of net investment income to average daily net assets (%) .....................             2.09*
Portfolio turnover rate (%) ........................................................             15.1*

(a) This Portfolio invests in other Scudder Funds, and although the Portfolio did not incur any direct expenses for the period, the Portfolio did bear its share of the operating, administrative and advisory expenses of the Underlying Scudder Funds.
*     Annualized
**    Not annualized


                          24 -- SCUDDER PATHWAY SERIES

                          Notes to Financial Statements

                       A. Significant Accounting Policies

The Conservative, Balanced, and Growth Portfolios (the "Portfolios") are each diversified series of Scudder Pathway Series (the "Trust"). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The series is composed of six separate diversified portfolios, four of which are currently offered. These portfolios invest primarily in existing Scudder Funds (the "Underlying Scudder Funds").

These financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed by each Portfolio in the preparation of its financial statements.

Security Valuation. Investments in the Underlying Scudder Funds are valued at the net asset value per share of each Underlying Scudder Fund as of the close of regular trading on the New York Stock Exchange. Short-term investments having a maturity of sixty days or less are valued at amortized cost.

Federal Income Taxes. Each Portfolio is treated as a single corporate taxpayer, as provided for in the Internal Revenue Code of 1986, as amended. It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Portfolios paid no federal income taxes and no provision for federal income taxes was required.

Distribution of Income and Gains. Distributions from net investment income from the Conservative and Balanced Portfolios are declared and paid quarterly in April, July, October and December. Distributions of net investment income and net realized gains from the Growth Portfolio are made annually. During any particular year net realized gains, in excess of available capital loss carryforwards, would be taxable to each such Portfolio if not distributed and, therefore, will be distributed to shareholders annually. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

The Portfolios use the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other. Investment security transactions are accounted for on a trade date basis. Distributions of income and capital gains from the Underlying Scudder Funds are recorded on the ex-dividend date. Income is recorded on the accrual basis.

                               B. Related Parties

In accordance with the Portfolios' Investment Management Agreement (the "Agreement") with Scudder, Stevens & Clark, Inc. (the "Adviser"), the Adviser regularly provides the Portfolios with continuing investment management consistent with each Portfolio's investment objective.


                          25 -- SCUDDER PATHWAY SERIES

Under the Special Servicing Agreement entered into by the Adviser, the Underlying Scudder Funds, Scudder Service Corporation, Scudder Fund Accounting Corporation, Scudder Investor Services, Inc., Scudder Trust Company and the Portfolios, the Adviser arranges for all services pertaining to the operations of the Portfolios. If the Trustees determine that the aggregate expenses of a Portfolio are less than the estimated savings to the Underlying Scudder Funds from the operation of such Portfolio, each of the Underlying Scudder Funds will bear those expenses in proportion to the average daily value of its shares owned by the respective Portfolio. Consequently, no Underlying Scudder Funds will be expected to carry expenses that are in excess of the estimate of savings to the respective Funds. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Scudder Funds. In the event that the financial benefits to the Underlying Scudder Funds do not exceed aggregate expenses of any Portfolio, the Adviser will pay certain costs on behalf of the respective Portfolio. For the period November 15, 1996 (commencement of operations) to September 30, 1997, the Adviser paid expenses in the amount of $31, 641 on behalf of the Conservative Portfolio. In accordance with the Special Servicing Agreement, no expenses were charged to the Portfolios during the period. The Adviser has assumed the organization costs of each Portfolio.

On June 26, 1997, the Adviser entered into an agreement with The Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, pursuant to which Zurich will acquire a majority interest in the Adviser, and the Adviser will form a new global investment organization by combining with Zurich's subsidiary, Zurich Kemper Investments, Inc. and change its name to Scudder Kemper Investments, Inc. Subject to the receipt of the required regulatory and shareholder approvals, the transaction is expected to close in the fourth quarter of 1997.

The Portfolios do not invest in the Underlying Scudder Funds for the purpose of exercising management or control; however, investments within the set limits may represent a significant portion of an Underlying Fund's net assets. At September 30, 1997, the Balanced Portfolio held the following Underlying Funds' outstanding shares: approximately 47% of the Scudder Classic Growth Fund, 8% of the Scudder Income Fund, 7% of the Scudder High Yield Bond Fund, and 5% of the Scudder Emerging Markets Growth Fund. The Growth Portfolio held approximately 13% of the outstanding shares of the Scudder 21st Century Fund at September 30, 1997.


                          26 -- SCUDDER PATHWAY SERIES

                        Report of Independent Accountants

To the Board of Trustees of Scudder Pathway Series and to the Shareholders of Scudder Pathway Series: Conservative, Balanced and Growth Portfolios:

We have audited the accompanying statement of assets and liabilities of Scudder Pathway Series: Conservative, Balanced and Growth Portfolios (three of the portfolios constituting the Scudder Pathway Series), including the investment portfolios, as of September 30, 1997, and the related statements of operations for the period November 15, 1996 (commencement of operations) through September 30, 1997, the statements of changes in net assets for the period November 15, 1996 (commencement of operations) through September 30, 1997, and the financial highlights for the period November 15, 1996 (commencement of operations) through September 30, 1997. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Pathway Series: Conservative, Balanced and Growth Portfolios as of September 30, 1997, the results of their operations for the period November 15, 1996 (commencement of operations) through September 30, 1997, the changes in their net assets for the period November 15, 1996 (commencement of operations) through September 30, 1997, and the financial highlights for the period November 15, 1996 (commencement of operations) through September 30, 1997, in conformity with generally accepted accounting principles.


Boston, Massachusetts                                 COOPERS & LYBRAND, L.L.P.
October 30, 1997


                          27 -- SCUDDER PATHWAY SERIES

                                 Tax Information

Pursuant to Section 852 of the Internal Revenue Code, the Conservative, Balanced, and Growth Portfolios designate long-term capital gain dividends for the fiscal year ended September 30, 1997 in the amount of $26,918, $288,542, and $15,495, respectively.

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Scudder Fund account, please call a Scudder Investor Relations Representative at 1-800-225-5163.

                              Officers and Trustees

David S. Lee*
President and Trustee

Daniel Pierce*
Vice President and Trustee

Edgar R. Fiedler
Trustee; Vice President and
Economic Counsellor, The
Conference Board, Inc.

Dr. J. D. Hammond
Trustee; Dean, Smeal College of
Business Administration,
Pennsylvania State University

Richard M. Hunt
Trustee; University Marshal and
Senior Lecturer, Harvard University

Jerard K. Hartman*
Vice President

Thomas W. Joseph*
Vice President

Thomas F. McDonough*
Vice President and Secretary

Pamela A. McGrath*
Vice President and Treasurer

Edward J. O'Connell*
Vice President and Assistant Treasurer

Kathryn L. Quirk*
Assistant Secretary


                         *Scudder, Stevens & Clark, Inc.


                          28 -- SCUDDER PATHWAY SERIES

                              Officers and Trustees


David S. Lee*
President and Trustee

Daniel Pierce*
Vice President and Trustee

Edgar R. Fiedler
Trustee; Vice President and Economic Counsellor, The Conference Board, Inc.

Dr. J. D. Hammond
Trustee; Dean, Smeal College of Business Administration, Pennsylvania State University

Richard M. Hunt
Trustee; University Marshal and Senior Lecturer, Harvard University

Jerard K. Hartman*
Vice President

Thomas W. Joseph*
Vice President

Thomas F. McDonough*
Vice President and Secretary

Pamela A. McGrath*
Vice President and Treasurer

Edward J. O'Connell*
Vice President and Assistant Treasurer

Kathryn L. Quirk*
Assistant Secretary

*Scudder, Stevens & Clark, Inc.

                            28-SCUDDER PATHWAY SERIES

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Retirement Programs
-------------------
  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.
  Scudder World Income Opportunities
    Fund, Inc.

     For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.

                            29-SCUDDER PATHWAY SERIES

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which you designate       Lets you purchase Scudder fund shares
          the purchase details and the bank account, and money is      electronically, avoiding potential mailing delays;
          electronically debited from that account monthly to          designate a bank account and the transaction
          regularly purchase fund shares and "dollar cost average"     details, and money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from that account.
          fewer when it's higher, which can reduce your average
          purchase price over time.

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
          Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you designate.

          DistributionsDirect

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                            30-SCUDDER PATHWAY SERIES


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 6,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      Scudder funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:

          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago           San Francisco
                   Investor.Relations@scudder.com                Boston                New York

------------------------------------------------------------------------------------------------------------------------------
          New From Scudder: Scudder International Growth and Income Fund

          Scudder International Growth and Income Fund takes a yield-oriented approach to investing in international equities. The
          Fund seeks to provide long-term growth of capital plus current income. Investors who desire international exposure but who wish to take a more conservative approach may appreciate the Fund's emphasis on the dividend paying stocks of well-established companies outside the United States.
------------------------------------------------------------------------------------------------------------------------------
          The share price of Scudder International Growth and Income Fund will fluctuate. International investing involves special risks including currency fluctuation and political instability. Contact Scudder Investor Services, Inc., Distributor,
          for a prospectus which contains more complete information, including management fees and other expenses. Please read it carefully before you invest or send money.


                            31-SCUDDER PATHWAY SERIES

Celebrating Over 75 Years of Serving Investors

Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer over 40 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.

Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.



This information must be preceded or accompanied by a current prospectus.


Portfolio changes should not be considered recommendations for action by individual investors.

SCUDDER

[LOGO]

This prospectus sets forth concisely the information about Scudder Pathway
Series: International Portfolio (the "Portfolio"), a diversified open-end management investment company, that a prospective investor should know before investing. Scudder Pathway Series is composed of four separate Portfolios with distinctly different investment objectives. Each Portfolio, one of which is offered herein, seeks to accomplish its objective by investing in a number of other Scudder funds (the "Underlying Scudder Funds"). Please retain this prospectus for future reference.


If you require more detailed information, a Statement of Additional Information dated November 15, 1996, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 5.

Scudder Pathway Series:
International Portfolio

Prospectus
November 15, 1996


As Revised
May 14, 1997



A pure no-load(TM) (no sales charges) mutual fund which seeks maximum total return by investing in a select mix of international and global Scudder Funds.

Expense information

This information is designed to help you understand the various costs and expenses that an investor in Scudder Pathway Series: International Portfolio will bear directly or indirectly. With Scudder's pure no-load(TM) portfolios and funds, you pay no commissions to purchase or redeem shares, or to exchange from one portfolio or fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Portfolio for various transactions.

     Sales commissions to purchase shares (sales load)      NONE
     Commissions to reinvest dividends                      NONE
     Redemption fees                                        NONE*
     Fees to exchange shares                                NONE

2) Annual Portfolio operating expenses: Estimated expenses paid by the Portfolio before it distributes its net investment income, expressed as a percentage of the Portfolio's average daily net assets for the initial fiscal period.

     Investment management fee                              NONE
     12b-1 fees                                             NONE
     Other expenses                                         NONE
                                                            ----
     Total Portfolio operating expenses**                   NONE

The Portfolio is expected to operate at a zero expense level. However, the Portfolio's shareholders will indirectly bear the Portfolio's pro rata share of fees and expenses incurred by the Underlying Scudder Funds in which the Portfolio is invested. The investment returns of the Portfolio, therefore, will be net of the Portfolio's share of the expenses of the Underlying Scudder Funds in which the Portfolio is invested. The chart on page 3 shows the expense ratios of each Underlying Scudder Fund after fee waiver or reimbursement where applicable, as of its most recent fiscal year end.


----------------
* You may redeem by writing or calling the Portfolio. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

** The payment of the Portfolio's pro rata share of expenses is subject to the Special Servicing Agreement. Please refer to "Portfolio organization--Special Servicing Agreement."

Expense Ratios of the Underlying Scudder Funds

     Underlying Scudder Funds          Expense Ratio
     ------------------------          -------------

Money Market Fund
Scudder Cash Investment Trust               0.83%

Bond Mutual Funds
Scudder Emerging Markets Income Fund        1.44%
Scudder Global Bond Fund+                   1.00%
Scudder International Bond Fund             1.26%
Scudder Short Term Bond Fund                0.80%

Equity Mutual Funds
Scudder Emerging Markets Growth Fund+       2.00%
Scudder Global Discovery Fund               1.60%
Scudder Global Fund                         1.34%
Scudder Gold Fund                           1.50%
Scudder Greater Europe Growth Fund+         1.97%
Scudder International Fund                  1.15%
Scudder Latin America Fund                  1.96%
Scudder Pacific Opportunities Fund          1.75%
The Japan Fund                              1.16%

Based on the foregoing, the range for the average weighted expense ratio borne by the Portfolio is expected to be 1.01% to 2.00%. A range is provided since the average assets of the Portfolio invested in each of the Underlying Scudder Funds will fluctuate.

Example

Using the midpoint of the ratios set forth above, the total pro rata expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by each Underlying Scudder Fund before it distributes its net investment income to the Portfolio. (As noted above, the Portfolio has no redemption fees of any kind.)

              1 Year                      3 Years
               $15                          $48

See "Portfolio organization--Special Servicing Agreement" for an explanation of the Special Servicing Agreement. This example assumes that the Portfolio reinvests all dividends and distributions paid by the Underlying Scudder Funds. This example should not be considered a representation of past or future expenses or returns. Actual expenses and returns of each Underlying Scudder Fund vary from year to year and may be higher or lower than those shown.

+The following funds maintained their expenses at the following rates for their respective fiscal periods: Scudder Emerging Markets Growth Fund: 2.00%, Scudder Global Bond Fund: 1.00% and Scudder Greater Europe Growth Fund: 1.50%. If the Adviser had not maintained the Funds' expenses, the total return for the period would have been lower. Please see the appropriate Underlying Scudder Fund prospectus for details.

Financial highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

If you would like more detailed information concerning the Portfolio's performance, a complete portfolio listing and audited financial statements are available in the Portfolio's Semiannual Report dated March 31, 1997 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                     For the Period
                                                     Nov. 15, 1996
                                                     (commencement
                                                     of operations)
                                                      to March 31,
                                                         1997
                                                      (Unaudited)
---------------------------------------------------------------------
Net asset value, beginning of period ..............  $   12.00
                                                     ----------------
Income from investment operations:
Net investment income .............................        .28
Net realized and unrealized gain on investment
  transactions ....................................        .26(a)
                                                     ----------------
Total from investment operations ..................        .54
                                                     ----------------
Less distributions:
From net investment income ........................       (.25)
From net realized gain on investments .............       (.10)
                                                     ----------------
Total distributions ...............................       (.35)
                                                     ----------------
                                                     ----------------
Net asset value, end of period ....................  $   12.19
---------------------------------------------------------------------
Total Return (%) ..................................       4.57**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ............        4.6
Ratio of operating expenses to average daily net
  assets (%)(b) ...................................         --
Ratio of net investment income to average daily net
  assets (%) ......................................        2.8*
Portfolio turnover rate (%) .......................        0.9*

(a) The amount shown for a share outstanding throughout the period does not accord with the change in the aggregate gains and losses in the portfolio securities during the period because of the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values during the period.

(b) This Portfolio invests in other Scudder Funds, and although the Portfolio did not incur any direct expenses for the period, the Portfolio did bear its share of the operating, administrative and advisory expenses of the Underlying Scudder Funds.

*    Annualized
**   Not annualized

A message from Scudder's chairman


Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. Today, we manage in excess of $115 billion for many private accounts and over 50 mutual fund portfolios. We manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.


The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds and offers IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Funds Centers.

All Scudder mutual funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

                                   /s/Daniel Pierce

Scudder Pathway Series:
International Portfolio

Investment Objective

o    maximum total return

Investment Characteristics

o a professionally managed portfolio which allocates its investments among select international and global Scudder Funds

o provides exposure to a wide range of asset classes, securities and markets around the globe

o    no added fees or expenses associated with the operation of Scudder Pathway
     Series: International Portfolio

o    appropriate for IRA, 401(k) and other retirement plans


Contents
Investment objective and policies                      6
Why invest in the Portfolio?                           7
Description of the Underlying
   Scudder Funds                                       8
Information about policies,
   investments and risks                              15
Investment restrictions of the Portfolio              17
Risks of investing in the Portfolio                   17
Distribution and performance information              18
Portfolio organization                                18
Transaction information                               20
Shareholder benefits                                  24
Trustees and Officers                                 27
Investment products and services                      28
How to contact Scudder                                29
Purchases                                             30
Exchanges and redemptions                             31
Appendix

Investment objective and policies

Scudder Pathway Series: International Portfolio (the "Portfolio") is one of four professionally managed, diversified portfolios of Scudder Pathway Series (the "Trust"). The Portfolio's investment objective is to maximize total return for investors. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of established international and global Scudder Funds.

The Scudder Funds in which the Portfolio may invest are referred to as the "Underlying Scudder Funds," (see below). Some of these Underlying Scudder Funds are equity mutual funds which invest largely in stocks to achieve growth. Other Underlying Scudder Funds held by the Portfolio are bond mutual funds which focus on primarily seeking total return. Moreover, the Underlying Scudder Funds represent both multiple and single regions of the world as well as established versus emerging markets and economies.

The portfolio management team for the Portfolio allocates investments based on the outlook of the Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"), for the financial markets, world economies and the relative performance potential of the Underlying Scudder Funds.

Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in Underlying Scudder Funds investing primarily in non-domestic securities. The Portfolio defines "non-domestic" securities as securities of companies neither domiciled in the U.S. nor organized under the laws of the U.S. and for which the U.S. trading market is not a primary market. Under normal market conditions, the International Portfolio will invest at least 60% of total assets in equity mutual funds. The balance of the Portfolio's total assets will be invested in bond mutual funds or held in a money market fund, cash or cash equivalents. If, as a result of appreciation or depreciation, the percentage of the Portfolio's assets invested in the above categories exceeds or is less than the applicable range, the Adviser will consider, in its discretion, whether to reallocate the assets of the Portfolio to comply with the stated ranges.

The Portfolio will purchase or sell shares of Underlying Scudder Funds to: (a) accommodate purchases and sales of the Portfolio's shares, (b) change the percentages of the Portfolio's assets invested in each of the Underlying Scudder Funds in response to changing market conditions, and (c) maintain or modify the allocation of the Portfolio's assets in accordance with the investment mix described above. To provide for redemptions or for temporary defensive purposes, the Portfolio may invest without limit in cash or cash equivalents, including repurchase agreements, commercial paper and other types of money market instruments.

Except as otherwise indicated, the Portfolio's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there

 -----------------------------------------------------
 Underlying   Scudder  Funds  in  which  the  Pathway
 International Portfolio may invest
-----------------------------------------------------


Equity Mutual Funds
 Scudder Emerging Markets Growth Fund
 Scudder Global Discovery Fund
 Scudder Global Fund
 Scudder Gold Fund
 Scudder Greater Europe Growth Fund
 Scudder International Fund
 Scudder Latin America Fund
 Scudder Pacific Opportunities Fund
 The Japan Fund


Bond Mutual Funds
 Scudder Emerging Markets Income Fund
 Scudder Global Bond Fund
 Scudder International Bond Fund
 Scudder Short Term Bond Fund

Money Market Fund
 Scudder Cash Investment Trust
-----------------------------------------------------
is a change in investment objective, shareholders should consider whether the Portfolio remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Portfolio's objective will be met.

For information about the investment objectives of each of the Underlying Scudder Funds, please refer to "Description of the Underlying Funds." For information about purchasing, exchanging or redeeming shares, refer to "Transaction information," "Purchases" and "Exchanges and redemptions."

Why invest in the Portfolio?

The Pathway Series Portfolios are designed for individuals and institutions who prefer to have their asset allocation decisions made by professional money managers, are looking for core investments for their investment portfolio and appreciate the advantages of broad diversification. Scudder Pathway Series:
International Portfolio seeks maximum total return (i.e., any capital appreciation plus dividend income and interest). Investing to achieve this goal, the International Portfolio's assets are carefully allocated among a wide selection of international and global mutual funds offered by the Scudder Family of Funds.

Pathway International Portfolio is designed to meet the needs of investors seeking to add--through a single pure no-load(TM) investment--diversified international exposure to their investment portfolio. The Portfolio may be most appropriate for long-term investors, including those planning for retirement using tax-advantaged retirement accounts including IRAs, 401(k) corporate employee savings plans and 403(b) non-profit organization savings plans.

The proliferation of mutual funds over the last several years and the increased responsibilities shouldered by employees for managing their retirement plan assets have left many investors in search of a simple means to manage their long-term investments. With new investment categories emerging each year and with each mutual fund reacting differently to political, economic and business events, many investors are forced to make complex investment decisions with limited experience, time and personal resources.

The Portfolio should appeal to those investors interested in an actively managed, broad approach to international investing. The allocation of assets within the Portfolio is determined by the Adviser according to fundamental and quantitative analysis. Shifts will be made among Underlying Scudder Funds and asset classes based on the Adviser's then current outlook for the financial markets and the world's economies. Because the Portfolio's assets will be adjusted only periodically and within the investment ranges described above, there should not be any sudden large-scale changes in the Portfolio's asset allocation. The Portfolio is not designed as a market timing vehicle, but rather as a cost-effective, simple approach to helping investors participate in a range of international opportunities with a goal of maximum total return.

International investing offers the investor the dual benefits of enhanced return potential and greater overall portfolio diversification. Today, markets outside the U.S. represent well over half the world's public companies and equity values, and the economies of many foreign countries are growing faster than the U.S. economy. Further, foreign markets don't always move in step with each other and the U.S., so adding international exposure, such as through Pathway International Portfolio, can reduce overall portfolio volatility over time.

In addition, the Portfolio offers all the benefits of the Scudder Family of Funds. Scudder, Stevens & Clark, Inc. manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.

Description of the Underlying Scudder Funds

The following is a concise description of the investment objectives and practices for each of the Underlying Scudder Funds. There can be no assurance that the Underlying Scudder Funds' objectives will be met. Additional information regarding the investment practices of the Underlying Scudder Funds is located in the section entitled "Additional information about policies and investments," in the Appendix to this prospectus, in the sections entitled "The Fund's Investment Objectives and Policies" and "Glossary" in the Statement of Additional Information and in the prospectuses of each of the Underlying Scudder Funds. Prospectuses for the Underlying Scudder Funds may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or by calling 1-800-225-2470. No offer is made in this prospectus of shares of any of the Underlying Scudder Funds.

The following Underlying Scudder Fund is the money market fund in which the Portfolio may invest and will likely serve as the primary cash reserve portion of the Portfolio.

Scudder Cash Investment Trust is a diversified investment company which seeks to maintain stability of capital and, consistent therewith, to maintain liquidity of capital and to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share. Shares of the Fund are not insured or guaranteed by the U.S. Government and there can be no assurance that a stable net asset value will be maintained.

The Fund purchases U.S. dollar-denominated money market securities. All of the Fund's portfolio securities must meet certain quality criteria at the time of purchase. Generally, the Fund may purchase only securities which are rated, or issued by a company with comparable securities rated, within the two highest quality rating categories of one or more of the following rating agencies:
Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P") and Fitch Investors Service, Inc. ("Fitch") or, if unrated, the credit quality of the security is deemed equivalent, in the opinion of the Adviser, to the rated securities mentioned above. Amendments have been proposed to the federal rules regulating quality, maturity and diversification requirements of money market funds, like the Fund. If the amendments are adopted, the Fund intends to comply with such new requirements.

The maturity of each investment in the Fund's portfolio is 397 calendar days or less, except in the case of U.S. Government securities which may have maturities of up to 762 calendar days. The dollar-weighted average maturity of the Fund's portfolio varies with money market conditions, but is always 90 days or less. As a money market fund with a short-term maturity, the Fund's income fluctuates with changes in interest rates but its price is expected to remain fixed at $1.00 per share.

The following Underlying Scudder Funds are bond mutual funds which primarily seek to provide current income or total return.

Scudder Emerging Markets Income Fund is a non-diversified investment company which seeks to provide high current income. As a secondary objective, the Fund seeks long-term capital appreciation. In pursuing these goals, the Fund invests primarily in high-yielding, high-risk debt securities issued by governments and corporations in emerging markets.

The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the following: International

Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities.

To reduce currency risk, the Fund invests at least 65% of its assets in U.S. dollar-denominated debt securities. Therefore, no more than 35% of the Fund's assets may be invested in debt securities denominated in foreign currencies. By focusing on fixed-income instruments issued in emerging markets, the Fund invests predominantly in debt securities that are rated below investment-grade. The Fund may invest up to 5% of its net assets in non-performing securities whose quality is comparable to securities rated as low as D by S&P or C by Moody's. Please refer to the attached Appendix for further information.

The Fund involves above-average bond fund risk and can invest entirely in high yield/high risk bonds. Investments in emerging markets can be volatile. The Fund's share price and yield can fluctuate daily in response to political events, changes in the perceived creditworthiness of emerging nations, fluctuations in interest rates and, to a certain extent, movements in foreign currencies.

Scudder Global Bond Fund is a non-diversified investment company which seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar.
As a secondary objective, the Fund seeks capital appreciation.

The Fund will invest principally in a managed portfolio of high-grade intermediate- and long-term bonds denominated in the U.S. dollar and foreign currencies, including bonds denominated in the European Currency Unit (ECU). (Intermediate-term bonds generally have maturities between three and eight years, and long-term bonds generally have maturities of greater than eight years.) Portfolio investments will be selected on the basis of, among other things, yields, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk. At least 65% of the Fund's investments will consist of high-grade debt securities, which are those rated in one of the three highest rating categories of one of the major U.S. rating services or, if unrated, considered to be of equivalent quality in local currency terms as determined by the Adviser. The Fund may also invest up to 15% of its net assets in debt securities rated BBB by S&P or Baa by Moody's and lower, or unrated securities considered to be of equivalent quality by the Adviser. Securities rated below Baa by Moody's or BBB by S&P are commonly referred to as "junk bonds." The Fund will not invest in any securities rated B or lower.

The Fund may invest in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; obligations issued or guaranteed by foreign national governments, their agencies, instrumentalities or political subdivisions; and debt securities issued or guaranteed by supranational organizations such as the European Investment Bank, Inter-American Development Bank and The World Bank. The Fund may also invest in non-government securities including corporate debt securities, bank or bank holding company obligations (e.g., certificates of deposit and bankers acceptances), and mortgage and other asset-backed issues.

Scudder International Bond Fund is a non-diversified investment company which seeks to provide income primarily by investing in a managed portfolio of high-grade debt securities denominated in foreign currencies. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

To achieve its objectives, the Fund primarily invests in a managed portfolio of high-grade debt securities denominated in foreign currencies, including bonds denominated in the European Currency Unit (ECU). Portfolio investments will be selected on the basis of, among other things, yield, credit quality, and the fundamental outlooks for currency and interest rate trends in different parts of the globe, taking into account the ability to hedge a degree of currency or local bond price risk. The Fund will normally invest at least 65% of its total assets in bonds denominated in foreign currencies. The Fund will invest no more than 35% of the value of its total assets in U.S. debt securities. The Fund will invest no more than 15% of its total assets in debt securities rated below investment-grade, but no lower than B.

Scudder Short Term Bond Fund is a diversified investment company which seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality, short-term bonds. The dollar-weighted average effective maturity of the Fund's portfolio may not exceed three years. The net asset value of the Fund is expected to fluctuate with changes in interest rates and bond market conditions, although this fluctuation should be more moderate than that of a fund with a longer average maturity. The Adviser, however, will attempt to minimize principal fluctuation through, among other things, diversification, credit analysis and security selection, and adjustment of the Fund's average portfolio maturity.

The Fund emphasizes high quality investments. Under normal market conditions, at least 65% of the Fund's net assets will be invested in (1) obligations of the U.S. Government, its agencies or instrumentalities, and (2) debt securities rated, at the time of purchase, in one of the two highest categories of S&P or Moody's.

In addition, the Fund will not invest in any debt security rated at the time of purchase below investment-grade.

The following Underlying Scudder Funds are equity mutual funds which seek long-term growth of capital.

Scudder Emerging Markets Growth Fund is a non-diversified investment company which seeks long-term growth of capital primarily through equity investment in emerging markets around the globe. The Fund will invest in the Asia-Pacific region, Latin America, less developed nations in Europe, the Middle East and Africa, focusing investments in countries and regions where there appear to be the best value and appreciation potential, subject to considerations of portfolio diversification and liquidity. At least 65% of the Fund's total assets will be invested in the equity securities of emerging market issuers. The Fund considers "emerging markets" to include any country that is defined as an emerging or developing economy by any one of the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation or the United Nations or its authorities. The Fund intends to allocate its investments among at least three countries at all times, and does not expect to concentrate in any particular industry. The Fund deems an issuer to be located in an emerging market if:

o    the issuer is organized under the laws of an emerging market country;

o    the issuer's principal securities trading market is in an emerging market;
     or

o at least 50% of the issuer's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years is derived (directly or indirectly through subsidiaries) from assets or activities located in emerging markets.

The Fund's equity investments are common stock, preferred stock (either convertible or non-convertible), depository receipts and warrants. Equity securities may also be purchased through rights. Securities may be listed on securities exchanges, traded over-the-counter, or have no organized market. The Fund may invest in illiquid securities.

The Fund may invest up to 35% of its total assets in emerging market and domestic debt securities if the Adviser determines that the capital appreciation of debt securities is likely to equal or exceed the capital appreciation of equity securities. Under normal market conditions, the Fund may invest up to 35% of its assets in equity securities of issuers in the U.S. and other developed markets.

Scudder Global Discovery Fund is a diversified investment company which seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

In pursuit of its objective, the Fund generally invests in small, rapidly growing companies which offer the potential for above-average returns relative to larger companies, yet are frequently overlooked and thus undervalued by the market. The Fund has the flexibility to invest in any region of the world. It can invest in companies based in emerging markets, typically the Far East, Latin America and lesser developed countries in Europe, as well as in firms operating in developed economies, such as those of the United States, Japan and Western Europe.

Under normal circumstances, the Fund invests at least 65% of its total assets in the equity securities of small companies. While the Adviser believes that smaller, lesser-known companies can offer greater growth potential than larger, more established firms, the former also involve greater risk and price volatility. To help reduce risk, the Fund expects, under normal market conditions, to diversify its portfolio widely by company, industry and country. The Fund intends to allocate investments among at least three countries at all times, one of which may be the U.S. The Fund invests primarily in companies whose individual equity market capitalization would place them in the same size range as companies in approximately the lowest 20% of world market capitalization as represented by the Salomon Brothers Broad Market Index, an index comprised of equity securities of more than 6,500 small-, medium- and large-sized companies based in 22 markets around the globe. Based on this policy, the companies held by the Fund typically will have individual equity market capitalizations of between approximately $50 million and $2 billion (although the Fund will be free to invest in smaller capitalization issues that satisfy the Fund's size standard). Furthermore, the median market capitalization of the companies in which the Fund invests will not exceed $750 million.

The Fund may invest up to 35% of its total assets in equity securities of larger companies located throughout the world and in investment-grade debt securities if the Adviser determines that the capital appreciation of debt securities is likely to exceed the capital appreciation of equity securities. The Fund may invest up to 5% of its net assets in debt securities rated below investment-grade.

Scudder Global Fund is a diversified investment company which seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks. The Fund invests on a worldwide basis in equity securities of companies which are incorporated in the U.S. or in foreign countries. It also may invest in the debt securities of U.S. and foreign issuers.

The Fund will be invested usually in securities of issuers located in at least three countries, one of which may be the U.S. It is expected that investments will include companies of varying size as measured by assets, sales or capitalization. The Fund generally invests in equity securities of established companies listed on U.S. or foreign securities exchanges, but also may invest in securities traded over-the-counter. It also may invest in debt securities convertible into common stock, convertible and non-convertible preferred stock, and fixed-income securities of governments, government agencies, supranational agencies and companies when the Adviser believes the potential for appreciation will equal or exceed that available from investments in equity securities. These debt and fixed-income securities will be investment-grade, except that the Fund may invest up to 5% of its total assets in debt securities rated below investment-grade.

Scudder Gold Fund is a non-diversified investment company which seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

The Fund pursues its objective primarily through a portfolio of gold-related investments. Under normal market conditions, at least 65% of the Fund's total assets will be invested in (1) equity securities (defined as common stock, investment-grade preferred stock and debt securities that are convertible into or exchangeable for common stock) of U.S. and foreign companies primarily engaged in the exploration, mining, fabrication, processing or distribution of gold, (2) gold bullion, and (3) gold coins. A company will be considered "primarily engaged" in a business or an activity if it devotes or derives at least 50% of its assets, revenues and/or operating earnings from that business or activity. The remaining 35% of the Fund's assets may be invested in any precious metals other than gold; in equity securities of companies engaged in activities primarily relating to precious metals and minerals other than gold; in investment-grade debt securities, including zero coupon bonds, of companies engaged in activities relating to gold or other precious metals and minerals; warrants; and in certain debt securities, a portion of the return on which is indexed to the price of precious metals. In addition, the Fund may engage in Strategic Transactions and, to a limited extent, may invest in illiquid and restricted securities.

Consistent with applicable state securities laws, up to 10% of the Fund's total assets may be invested directly in gold, silver, platinum and palladium bullion and in gold and silver coins. In addition, the Fund's assets may be invested in wholly owned subsidiaries of the Scudder Mutual Funds, Inc., of which the Fund is a series, that invest in gold, silver, platinum and palladium bullion and in gold and silver coins.


Scudder Greater Europe Growth Fund is a non-diversified investment company which seeks long-term growth of capital through investments primarily in the equity securities of European companies. Although its focus is on long-term growth, the Fund may provide current income principally through holdings in dividend-paying securities.

The Fund will invest, under normal market conditions, at least 80% of its total assets in the equity securities of European companies. The Fund defines a European company as follows:

o A company organized under the laws of a European country or for which the principal securities trading market is in Europe; or

o A company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in its most recent fiscal year represents (directly or indirectly through subsidiaries) assets or activities located in Europe.

The Fund may invest, under normal market conditions, up to 20% of its total assets in European debt securities. Within this 20% limit, the Fund may invest in debt securities which are unrated, rated, or the equivalent of those rated below investment-grade.

When, in the opinion of the Adviser, market conditions warrant, the Fund may hold foreign or U.S. debt instruments as well as cash or cash equivalents, including foreign and domestic money market instruments, short-term government and corporate obligations, and repurchase agreements without limit for temporary defensive purposes and up to 20% to maintain liquidity.


Scudder International Fund is a diversified investment company which seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities. The Fund invests in companies, wherever organized, which do business primarily outside the United States. The Fund intends to diversify investments among several countries and to have represented in the portfolio, in substantial proportions, business activities in not less than three different countries. The Fund does not intend to concentrate investments in any particular industry.

The Fund's investments are generally denominated in foreign currencies. The strength or weakness of the U.S. dollar against these currencies is responsible for part of the Fund's investment performance.

The Fund may invest up to 20% of its total assets in investment-grade debt securities except that the Fund may not invest more than 5% of its total assets in debt securities which are rated below investment-grade.

Scudder Latin America Fund is a non-diversified investment company which seeks to provide long-term capital appreciation through investment primarily in the securities of Latin American issuers.

The Fund involves above-average investment risk. The Fund seeks to benefit from economic and political trends emerging throughout Latin America. These trends are supported by governmental initiatives designed to promote freer trade and market-oriented economies. The Adviser believes that efforts by Latin American countries to, among other things, reduce government spending and deficits, control inflation, lower trade barriers, stabilize currency exchange rates, increase foreign and domestic investment and privatize state-owned companies, will set the stage for attractive investment returns over time.

At least 65% of the Fund's total assets will be invested in the securities of Latin American issuers, and 50% of the Fund's total assets will be invested in Latin American equity securities. To meet its objective to provide long-term capital appreciation, the Fund normally invests at least 65% of its total assets in equity securities. The Fund considers Latin American countries to include Mexico, Central America, South America and the Spanish-speaking islands of the Caribbean. The Fund defines securities of Latin American issuers as follows:

o Securities of companies organized under the laws of a Latin American country or for which the principal securities trading market is in Latin America;

o Securities issued or guaranteed by the government of a country in Latin America, its agencies or instrumentalities, political subdivisions or the central bank of such country;

o Securities of companies, wherever organized, when at least 50% of an issuer's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in Latin America; or

o Securities of Latin American issuers, as defined above, in the form of depositary shares.

The Fund may invest in debt securities when management anticipates that the potential for capital appreciation is likely to equal or exceed that of equity securities, and which are unrated, rated or the equivalent of those rated below investment-grade although the Fund will not invest more than 10% of its net assets in securities rated B or lower by Moody's and S&P and may invest in securities rated C by Moody's or D by S&P. Please refer to the attached

Appendix for further information.

Scudder Pacific Opportunities Fund is a non-diversified investment company which seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

The Fund invests, under normal market conditions, at least 65% of its assets in the equity securities of Pacific Basin companies. Pacific Basin countries include Australia, the Peoples Republic of China, India, Indonesia, Malaysia, New Zealand, the Philippines, Sri Lanka, Pakistan and Thailand, as well as Hong Kong, Singapore, South Korea and Taiwan--the so-called "four tigers." The Fund may invest in other countries in the Pacific Basin when their markets become sufficiently developed. The Fund will not, however, invest in Japanese securities. The Fund intends to allocate investments among at least three countries at all times and does not expect to concentrate investments in any particular industry. The Fund defines securities of Pacific Basin companies as follows:

o Securities of companies organized under the laws of a Pacific Basin country or for which the principal securities trading market is in the Pacific Basin; or

o Securities of companies, wherever organized, when at least 50% of a company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in the Pacific Basin.

Under normal market conditions, the Fund may invest up to 35% of its assets in equity securities of U.S. and other non-Pacific Basin issuers (excluding Japan). The Fund may invest up to 35% of its total assets in foreign and domestic high-grade debt securities if the Adviser determines that the capital appreciation of debt securities is likely to equal or exceed the capital appreciation of equity securities.

The Japan Fund is a diversified mutual fund which seeks to achieve long-term capital appreciation by investing primarily in equity securities (including American Depositary Receipts) of Japanese companies. Equity securities are defined as common and preferred stock, debt securities convertible into common stock (sometimes referred to as "convertible debentures") and common stock purchase warrants.

Under normal conditions, the Fund will invest at least 80% of its assets in Japanese securities, that is, securities issued by entities that are organized under the laws of Japan ("Japanese companies"), securities of affiliates of Japanese companies, wherever organized or traded, and securities of issuers not organized under the laws of Japan but deriving 50% or more of their revenues from Japan. These securities may include debt securities (Japanese government debt securities and debt securities of Japanese companies) when the Adviser believes that the potential for capital appreciation from investment in debt securities equals or exceeds that available from investment in equity securities.

The Fund may also invest up to 30% of its net assets in equity securities of Japanese companies which are traded in an over-the-counter market. These are generally securities of relatively small or little-known companies that the Adviser believes have above-average earnings growth potential. The Fund may invest up to 20% of its assets in cash or short-term government or other short-term prime obligations in order to have funds readily available for general corporate purposes, including the payment of operating expenses, dividends and redemptions, or the investment in securities through exercise of rights or otherwise, or in repurchase agreements. Where the Adviser determines that market or economic conditions so warrant, the Fund may, for temporary defensive purposes, invest more than 20% of its assets in cash or such securities.

Information about policies, investments and risks

In pursuing their investment objectives, each of the Underlying Scudder Funds is permitted to engage in a wide range of investment policies. The Underlying Scudder Funds' risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. Certain of these policies are described below. Further information about the Underlying Scudder Funds is contained in the Appendix to this prospectus, and in the Statement of Additional Information. Also, detailed information is presented in the prospectuses of such funds.

Foreign securities. Each Underlying Scudder Fund (except Scudder Cash Investment Trust) may invest in foreign securities. Investments in foreign securities involve special considerations due to more limited information, higher brokerage costs, different accounting standards, thinner trading markets and the likely impact of foreign taxes on the income from securities. They may also entail certain other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, an Underlying Scudder Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Further, it may be more difficult for an Underlying Scudder Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Certain markets may require payment for securities before delivery. An Underlying Scudder Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. These risks are greater in emerging markets.

Debt securities. In general, the prices of debt securities rise when interest rates fall, and vice versa. This effect is usually more pronounced for longer term securities. The debt securities in which certain of the Underlying Scudder Funds may invest are rated, or determined by the Adviser to be the equivalent of those rated, by two nationally recognized rating organizations, Moody's and S&P. High quality securities are those rated in the two highest categories by Moody's (Aaa or Aa) or S&P (AAA or AA). High-grade securities are those rated in the three highest categories by Moody's (Aaa, Aa, or A) or by S&P (AAA, AA, or A). Investment-grade securities are those rated in the four highest categories by Moody's (Aaa, Aa, A, or Baa) or by S&P (AAA, AA, A or BBB).

Certain Underlying Scudder Funds may invest in debt securities which are rated below investment-grade; that is, rated below Baa by Moody's or BBB by S&P (commonly referred to as "junk bonds"). The lower the ratings of such debt securities, the greater their risks render them like equity securities. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. Certain Underlying Scudder Funds may also make a portion of their below investment-grade investments in securities which are rated D by S&P or, if unrated, are of equivalent quality.

Securities rated D may be in default with respect to payment of principal or interest. Additional information regarding the ratings of debt securities and the identity of those Underlying Scudder Funds that can invest in investment-grade or below investment-grade debt securities may be found in the section entitled "Description of the Underlying Scudder Funds" and in the Appendix to this prospectus.

To the extent an Underlying Scudder Fund invests in high-grade securities, it will be unable to avail itself of opportunities for higher income which may be available with lower grade investments. Conversely, although some lower-grade securities have produced higher yields in the past than the investment-grade securities, lower-grade securities are considered to be predominantly speculative and, therefore, carry greater risk. Please refer to the attached Appendix for further information.

Strategic Transactions and derivatives. Each Underlying Scudder Fund (except for Scudder Cash Investment Trust) may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in each Underlying Scudder Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, each Underlying Scudder Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of an Underlying Scudder Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes.

Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to an Underlying Scudder Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation an Underlying Scudder Fund can realize on its investments or cause an Underlying Scudder Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Underlying Scudder Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of an Underlying Scudder Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of an Underlying

Scudder Fund's position.

In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets.

As a result, in certain markets, an Underlying Scudder Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that an Underlying Scudder Fund may use and some of their risks are described more fully in Pathway Series' Statement of Additional Information and the Statement of Additional Information of certain Underlying Scudder Funds.

Investment restrictions of the Portfolio

The Portfolio has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce the Portfolio's investment risk. The Portfolio may not borrow money except as a temporary measure for extraordinary or emergency purposes, or through reverse repurchase agreements and may not make loans except through the purchase of portfolio securities or through repurchase agreements. A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Portfolio's Statement of Additional Information.

Risks of investing in the Portfolio

The Portfolio's risks are determined by the nature of the securities held by the Underlying Scudder Funds as well as the proportion of investment in each Underlying Scudder Fund pursuant to the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to investments in the Portfolio.

o As the investments in the Portfolio are concentrated within a group of Underlying Scudder Funds, the performance of the Portfolio is directly related to the investment performance of those Underlying Scudder Funds. The ability of the Portfolio to meet its investment objective is directly related to the ability of the Underlying Scudder Funds to meet their objectives as well as the allocation among those Underlying Scudder Funds by the Portfolio's portfolio management team.

o The Portfolio's share price will fluctuate in response to various market and economic factors related to both the stock and bond markets. Certain of the Underlying Scudder Funds invest in debt securities making them subject to credit risk, interest rate risk and pre-payment risk. Also, the Portfolio invests in Underlying Scudder Funds that are in turn invested in international securities and thus are subject to additional risks of these investments including changes in foreign currency exchange rates and political risk.

For information about the investment techniques and the risks involved in the Underlying Scudder Funds, please refer to "Information about policies, investments and risks" and the Appendix to this prospectus.

Distribution and performance information

The Portfolio intends to distribute net investment income and net realized capital gains in November or December to prevent application of federal excise tax, although an additional distribution may be made within three months of the Portfolio's fiscal year end, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared.

According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Portfolio. If an investment in the Portfolio is in the form of a retirement plan, then all distributions will automatically be reinvested in additional shares of the Portfolio.

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains for federal income tax purposes, regardless of the length of time shareholders have owned their shares.

Short-term capital gains and any other taxable income distributions are taxable as ordinary income. Distributions received by the Portfolio from an Underlying Scudder Fund generally will be ordinary income dividends, includible in the Portfolio's net investment income, if paid from the Underlying Scudder Fund's net investment income, short-term capital gains or other taxable income. Distributions paid from an Underlying Scudder Fund's long-term capital gains, however, generally will be treated by the Portfolio as long-term capital gains for federal income tax purposes, regardless of how long the Portfolio held the Underlying Scudder Fund's shares.

The Portfolio sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of the following year. It is anticipated that the Portfolio's turnover rate will not exceed 50% for the initial fiscal year.

Performance information

From time to time, quotations of the Portfolio's performance may be included in advertisements, sales literature, or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in the Portfolio for a specified period. The "average annual total return" of the Portfolio is the average annual compound rate of return of an investment in the Portfolio assuming the investment has been held for one year, and the life of the Portfolio as of a stated ending date. "Cumulative total return" represents the cumulative change in value of an investment in the Portfolio for various periods. Total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Portfolio. "Capital change" measures return from capital, including reinvestment of any capital gains distributions but does not include the reinvestment of dividends.

Performance will vary based upon, among other things, changes in market conditions and the level of the Underlying Scudder Funds' expenses.

Portfolio organization

Scudder Pathway Series (the "Trust") is a diversified, open-end management investment company, commonly referred to as a "mutual fund," registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Massachusetts business trust on July 1, 1994.

The Trust offers four portfolios: Conservative Portfolio, Balanced Portfolio, Growth Portfolio and International Portfolio. The Declaration of Trust provides that each Portfolio can offer additional classes of shares and the Board of Trustees has the ability to offer additional portfolios. Each Portfolio represents a separate series of shares and has different objectives and investment policies. Each Portfolio intends to qualify separately as a regulated investment company for the purposes of Subchapter M of the Internal Revenue Code.

The Portfolio's activities are supervised by its Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Portfolio is not required to hold, and has no current intention of holding, annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management contract.

Special Servicing Agreement

All the expenses of the Portfolio will be paid for in accordance with a Special Servicing Agreement (the "Agreement") entered into by the Adviser, the Underlying Scudder Funds, Scudder Service Corporation, Scudder Fund Accounting Corporation, Scudder Investor Services, Inc., Scudder Trust Company and the Portfolio. Under the Agreement, the Adviser will arrange for all services pertaining to the operation of the Portfolio including the services of Scudder Service Corporation and Scudder Fund Accounting Corporation as the Shareholder Servicing Agent and the Accounting Agent, respectively, for the Portfolio. If the officers of an Underlying Scudder Fund determine that the aggregate expenses of the Portfolio are less than the estimated savings to the Underlying Scudder Fund from the operation of the Portfolio, the Underlying Scudder Fund will bear those expenses in proportion to the average daily value of its shares owned by the Portfolio. Consequently, no Underlying Scudder Fund will be expected to carry expenses that are in excess of the estimated savings to it. The estimated savings are expected to result from the reduction of shareholder servicing costs due to the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying Scudder Funds. The estimated savings produced by the operation of the Portfolio will most likely suffice to offset most, if not all, the expenses incurred by the Portfolio.

In the event that the aggregate financial benefits to the Underlying Scudder Funds do not exceed the costs of the Portfolio, the Adviser will pay, on behalf of the Portfolio, that portion of costs determined to be greater than the benefits.

All expenses of the Portfolio, excluding certain non-recurring and extraordinary expenses, will be paid for in accordance with the Agreement, including fees and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Portfolio's accounting agent; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the transfer agent; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Portfolio who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians.

Certain Underlying Scudder Funds impose a fee upon the redemption or exchange of shares held less than one year. The fees, which range between 1% and 2% of the net asset value of the shares being redeemed or exchanged, are assessed and retained by the Underlying Scudder Funds for the benefit of the remaining shareholders. The fee is intended to encourage long-term investment in the Fund. The fee is not a deferred sales charge, is not a commission paid to the Adviser of its subsidiary and does not benefit the Adviser in any way. The Fund reserves the right to modify the terms of or terminate this fee at any time. As a shareholder of such Underlying Scudder Funds, the Portfolio will be subject to such fees. Under normal market conditions, the Portfolio will seek to avoid taking action that would result in the imposition of such a fee. However, in the event that a fee is incurred, the net assets of the Portfolio would be reduced by the amount of such fees that are assessed and retained by the Underlying Scudder Funds for the benefit of their shareholders.

Investment adviser

The Portfolio retains the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage the Portfolio's daily investment and business affairs subject to the policies established by the Board of Trustees. The Trustees have overall responsibility for the management of the Trust under Massachusetts law.

Scudder, Stevens & Clark, Inc. is located at Two International Place, Boston, Massachusetts.

Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Portfolio.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Portfolio's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Portfolio. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Portfolio.

Custodian

State Street Bank and Trust Company is the custodian for the Portfolio.

Transaction information

For concise instruction on how to purchase, exchange or redeem shares, refer to pages 29 and 30.

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Portfolio's transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Portfolio may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay.

Redemption requests by telephone prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and the Portfolio account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:

--   the name of the Portfolio in which the money is to be invested,
--   the account number of the Portfolio, and
--   the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.You may also make additional investments of $100 or more to your existing account by wire.

By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. You must include with your payment the order number given at the time the order is placed. If payment by check or wire is not received within three business days, the order is subject to cancellation and the shareholder will be responsible for any loss to the Portfolio resulting from this cancellation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

By "AutoBuy." If you elected "AutoBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoBuy," call 1-800-225-5163 for more information.


To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "AutoBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.


If you purchase shares by "AutoBuy" and redeem them within seven days of the purchase, the Portfolio may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "AutoBuy" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

By exchange. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming shares

The Portfolio allows you to redeem shares (i.e., sell them back to the Portfolio) without redemption fees.

By telephone. This is the quickest and easiest way to sell Portfolio shares. If you elected telephone redemption to your bank on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not elect telephone redemption to your bank on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Portfolio's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Portfolio by telephone, you should write to the Portfolio; see "How to contact Scudder" for the address.

By "AutoSell." If you elected "AutoSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "AutoSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"AutoSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $50,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Portfolio reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations, or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be wired to a predesignated bank account. The Portfolio uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Portfolio does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Portfolio will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at the Portfolio's net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total assets of the Portfolio, less its liabilities, by the total number of shares of the Portfolio outstanding.

Processing time

All purchase and redemption requests must be received in good order by the Portfolio's transfer agent. Those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of trading that day.

Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Portfolio will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales should be made for long-term investment purposes only. The Trust and Scudder Investor Services, Inc. each reserves the right to reject purchases of Portfolio shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Portfolio's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Portfolio or Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Portfolio's application when you open an account. Federal tax law requires the Portfolio to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Portfolio reserves the right to reject new account applications without a certified Social Security or tax identification number. The Portfolio also reserves the right, following 30 days' notice, to redeem all shares in accounts without a certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Portfolio with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans and certain other accounts have similar or lower minimum balance requirements. The initial investment and minimum account balance for fiduciary accounts such as IRAs will increase from $500 to $1,000 per fund account, while the subsequent minimum investment will remain at $50. A shareholder may open a regular account with a minimum of $1,000, if an investment program of at least $100 per month is established.

Shareholders with non-fiduciary accounts who maintain an account balance of less than $2,500 in the Portfolio without establishing a regular investment program may be assessed an annual $10.00 per fund charge with the fee to be paid to the Portfolio. The $10.00 charge will not apply to shareholders with a combined household account balance (same surname, same address) in any of the Scudder Funds of $25,000 or more. The Portfolio reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, where a reduction in value has occurred due to a redemption or exchange out of the account. The shareholder may restore the share balance to $250 or more during the 60-day notice period and must maintain it at no lower than that minimum to avoid an involuntary redemption. The Portfolio will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions -- Other information" in the Portfolio's Statement of Additional Information.

Third party transactions

If purchases and redemptions of Portfolio shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Shareholder benefits

Experienced professional management

Scudder Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Scudder Pathway Series: International Portfolio is managed by a team of Scudder investment professionals who each play an important role in the Portfolio's management process. Team members work together to develop investment strategies and select Underlying Funds for the Portfolio. They are supported by Scudder's large staff of portfolio managers, economists, research analysts, traders and other investment specialists. Scudder believes its team approach benefits the Portfolio's investors by bringing together many disciplines and leveraging Scudder's extensive resources. All members of the Pathway investment team are members of Scudder's Global Asset Allocation Committee. This group is responsible for analyzing the global economy and capital markets, integrating information from the firm's equity and fixed income specialists, and developing the outlook for the investment characteristics of the major markets in which the Portfolio invests.

Lead Portfolio Manager Benjamin W. Thorndike, who has 17 years of investment experience, joined Scudder in 1983 as a portfolio manager. Since 1986, he has served as a portfolio manager for Scudder Growth and Income Fund. Mr. Thorndike will develop portfolio strategy utilizing the research, analysis and guidance provided by other members of the investment team. Cornelia Small, Portfolio Manager, is Director of Global Equity Investments and Chairman of the Capital Markets Group, and has also served as Director of Global Equity Research. Margaret (Peg) Hadzima, Portfolio Manager, is Director of Scudder's Institutional Group, which includes a focus on asset allocation strategy. Ms. Hadzima has 23 years of experience in fixed-income investing during which she has served as Director of Global Bond Research and Chairman of Global Bond Strategy. Philip Fortuna, Portfolio Manager, joined Scudder in 1986 as manager of institutional equity accounts. He has served as Director of Quantitative Research and Director of Investment Operations. Mr. Fortuna is Lead Portfolio Manager for Scudder Small Company Value Fund, as well as a portfolio manager for Scudder Micro Cap Fund. Maureen Allyn, Portfolio Manager, is Scudder's Chief Economist, a position she has held since 1989, and is responsible for analyzing both the world and U.S. economies.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.


Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder, Stevens & Clark, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon Scudder's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.


Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Funds Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Funds Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

Scudder tax-advantaged retirement plans

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.


o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax deferred basis. The Scudder No-Fee IRA charges no annual custodial fee.


o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Trustees and Officers

David S. Lee*
    President and Trustee

Daniel Pierce*
    Vice President and Trustee

Edgar R. Fiedler
    Trustee; Vice President and Economic Counsellor, The Conference Board, Inc.

Dr. J.D. Hammond
     Trustee; Dean, Smeal College of Business Administration, Pennsylvania State University

Richard M. Hunt
    Trustee; University Marshal and Senior Lecturer, Harvard University

Jerard K. Hartman*
    Vice President

Thomas W. Joseph*
    Vice President

Thomas F. McDonough*
    Vice President and Secretary

Pamela A. McGrath*
    Vice President and Treasurer

Edward J. O'Connell*
    Vice President and Assistant Treasurer

Kathryn L. Quirk*
    Vice President and Assistant Secretary


*Scudder, Stevens & Clark, Inc.

Investment products and services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------

Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust


Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder California Tax Free Money Fund*
  Scudder New York Tax Free Money Fund*


Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund*
  Scudder Massachusetts Limited
    Term Tax Free Fund*
  Scudder Massachusetts Tax Free Fund*
  Scudder New York Tax Free Fund*
  Scudder Ohio Tax Free Fund*
  Scudder Pennsylvania Tax Free Fund*


U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund


Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund


Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio


U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Growth and Income Fund


U.S. Growth
-----------

  Value
    Scudder Large Company Value  Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund


Global Growth
-------------

  Worldwide
    Scudder Global Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund


Retirement Programs
-------------------
  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan *+++ +++
    (a variable annuity)


Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The First Iberian Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder World Income  Opportunities
    Fund, Inc.


For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *Not available in all states. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.

How to contact Scudder

Account Service and Information:

    For existing account service and transactions

             Scudder Investor Relations -- 1-800-225-5163

    For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

             Scudder Electronic Account Services -- http://funds.scudder.com

    For personalized information about your Scudder accounts, exchanges and redemptions

             Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

    For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

             Scudder Investor Relations -- 1-800-225-2470
                                             Investor.Relations@scudder.com

             Scudder's World Wide Web Site -- http://funds.scudder.com

    For establishing 401(k) and 403(b) plans

             Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

    To receive information about this discount brokerage service and to obtain an application

             Scudder Brokerage Services* -- 1-800-700-0820

Personal CounselSM -- A Managed Fund Portfolio Program:

    To receive information about this mutual fund portfolio guidance and management program

             Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

             The Scudder Funds
             P.O. Box 2291
             Boston, Massachusetts
             02107-2291

Or Stop by a Scudder Funds Center:

    Many shareholders enjoy the personal, one-on-one service of the Scudder Funds Centers. Check for a Funds Center near you--they can be found in the following cities:

              Boca Raton       Chicago           San Francisco
              Boston           New York

Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.

  Purchases


 Opening             Minimum initial investment: $2,500; IRAs $1,000
 an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                     See appropriate plan literature.


 Make checks         o  By Mail              Send your completed and signed application and check
 payable to "The
 Scudder Funds."                                 by regular mail to:        or            by express, registered,
                                                                                          or certified mail to:

                                                 The Scudder Funds                        Scudder Shareholder Service
                                                 P.O. Box 2291                            Center
                                                 Boston, MA                               42 Longwater Drive
                                                 02107-2291                               Norwell, MA
                                                                                          02061-1612

                     o  By Wire              Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number.
                                             Then call 1-800-225-5163 for instructions.

                     o  In Person            Visit one of our Funds Centers to complete your application with the help of a Scudder representative. Funds Center
                                             locations are listed under Shareholder benefits.
 -----------------------------------------------------------------------------------------------------------------------
 Purchasing          Minimum additional investment: $100; IRAs $50
 additional shares   Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                     See appropriate plan literature.

 Make checks         o By Mail               Send a check with a Scudder investment slip, or with a
 payable to "The                             letter of instruction including your account number and the
 Scudder Funds."                             complete Fund name, to  the appropriate address listed above.

                     o  By Wire              Please see Transaction information--Purchasing shares--
                                             By wire for details, including the ABA wire transfer number.

                     o  In Person            Visit one of our Funds Centers to make an additional
                                             investment in your Scudder fund  account. Funds Center locations are listed under Shareholder benefits.

                     o  By Telephone         Please see Transaction information--Purchasing shares--
                                             By AutoBuy or By telephone order for more details.

                     o  By Automatic         You may arrange to make investments on a
                        Investment Plan      regular basis through automatic deductions from your bank checking
                        ($50 minimum)        account. Please call 1-800-225-5163 for more information and an enrollment form.


  Exchanges and redemptions


 Exchanging        Minimum investments:  $2,500 to establish a new account;
 shares                                  $100 to exchange among existing accounts

                   o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                      8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day).

                   o By Mail          Print or type your instructions and include:
                     or Fax             -   the name of the Fund and the account number you are exchanging from;
                                        -   your name(s) and address as they appear on your account;
                                        -   the dollar amount or number of shares you wish to exchange;
                                        -   the name of the Fund you are exchanging into;
                                        -   your signature(s) as it appears on your account; and
                                        -   a daytime telephone number.

                                      Send your instructions
                                      by regular mail to:      or   by express, registered,   or   by fax to:
                                                                    or certified mail to:

                                      The Scudder Funds             Scudder Shareholder            1-800-821-6234
                                      P.O. Box 2291                 Service Center
                                      Boston, MA 02107-2291         42 Longwater Drive
                                                                    Norwell, MA
                                                                    02061-1612
 -----------------------------------------------------------------------------------------------------------------------


 Redeeming         o By Telephone     To speak with a service representative, call 1-800-225-5163 from
 shares                               8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.


                   o By Mail          Send your instructions for redemption to the appropriate address or fax number
                     or Fax           above and include:

                                        - the name of the Fund and account number you are redeeming from;
                                        - your name(s) and address as they appear on your account;
                                        - the dollar amount or number of shares you wish to redeem;
                                        - your signature(s) as it appears on your account; and
                                        - a daytime telephone number.


                                      A signature guarantee is required for redemptions over $50,000.
                                      See Transaction information--Redeeming shares.


                   o By Automatic     You may arrange to receive automatic cash payments periodically.
                     Withdrawal       Call 1-800-225-5163 for more information and an enrollment form.
                     Plan

                                    Appendix

    Descriptions Of Certain Risks Related To Various Securities Invested In,
       And Investment Techniques Employed By, The Underlying Scudder Funds In Which Scudder Pathway Series: International Portfolio May Invest

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, an Underlying Scudder Fund's right to dispose of the securities may be restricted. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, an Underlying Scudder Fund may encounter delay and incur costs before being able to sell the securities. Also, if a seller defaults, the value of such securities may decline before an Underlying Scudder Fund is able to dispose of them.

Convertible securities. While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock.

Non-diversified investment company. Certain Underlying Scudder Funds are classified as non-diversified investment companies under the Investment Company Act of 1940 (the "1940 Act"), which means that an Underlying Scudder Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of an Underlying Scudder Fund's assets in the securities of a small number of issuers may cause an Underlying Scudder Fund's share price to fluctuate more than that of a diversified investment company.

Dollar roll transactions. If the broker/dealer to whom an Underlying Scudder Fund sells the securities underlying a dollar roll transaction becomes insolvent, an Underlying Scudder Fund's right to purchase or repurchase the securities may be restricted; the value of the securities may change adversely over the term of the dollar roll; the securities that an Underlying Scudder Fund is required to repurchase may be worth less than securities that an Underlying Scudder Fund originally held, and the return earned by an Underlying Scudder Fund with the proceeds of a dollar roll may not exceed transaction costs.

Zero coupon securities. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current cash distributions of interest.

Illiquid or restricted investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid or restricted investments. Disposing of illiquid or restricted investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for an Underlying Scudder Fund to sell them promptly at an acceptable price.

Indexed securities. Indexed securities may be positively or negatively indexed, so that appreciation of the reference instrument may produce an increase or a decrease in the interest rate or value at maturity of the security. In addition, the change in the interest rate or value at maturity of the security may be some multiple of the change in the value of the reference instrument. Thus, in addition to the credit risk of the security's issuer, an Underlying Scudder Fund will bear the market risk of the reference instrument.

Mortgage and other asset-backed securities. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and lessen their growth potential. An Underlying Scudder Fund may agree to purchase or sell these securities with payment and delivery taking place at a future date. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose an Underlying Scudder Fund to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by an Underlying Scudder Fund, the prepayment right of mortgagors may limit the increase in net asset value of an Underlying Scudder Fund because the value of the mortgage-backed securities held by an Underlying Scudder Fund may not appreciate as rapidly as the price of non-callable debt securities. Asset-backed securities are subject to the risk of prepayment and the risk that the underlying loans will not be repaid.

Investing in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of an Underlying Scudder Fund is uninvested and no return is earned thereon. The inability of an Underlying Scudder Fund to make intended security purchases due to settlement problems could cause an Underlying Scudder Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to an Underlying Scudder Fund due to subsequent declines in value of the portfolio security or, if an Underlying Scudder Fund has entered into a contract to sell the security, in possible liability to the purchaser. Costs associated with transactions in foreign securities are generally higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

Foreign investment in certain emerging market debt obligations is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market debt obligations and increase the costs and expenses of an Underlying Scudder Fund. Certain emerging markets require prior governmental approval of investments by foreign persons, and/or impose additional taxes on foreign investors. These markets may also restrict investment opportunities in issuers in industries deemed important to national interests.

Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. An Underlying Scudder Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to an Underlying Scudder Fund of any restrictions on investments.

Throughout the last decade many emerging markets have experienced and continue to experience high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Increases in inflation could have an adverse effect on an Underlying Scudder Fund's non-dollar denominated securities and on the issuers of debt obligations generally.

Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with securities markets in different countries may change independently of each other.

Investment in sovereign debt can involve a high degree of risk. Holders of sovereign debt (including an Underlying Scudder Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part. Securities traded in certain emerging European securities markets may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries had expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that an Underlying Scudder Fund's investments in Eastern Europe would not also be expropriated, nationalized or otherwise confiscated. Finally, any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

High yield/high risk securities. Certain Underlying Scudder Funds may invest in debt securities which are rated below investment-grade (hereinafter referred to as "lower rated securities") or which are unrated, but equivalent to those rated below investment- grade. The lower the ratings of such debt securities, the greater their risks render them like equity securities. These debt instruments generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk and lesser liquidity.

The lack of a liquid secondary market for certain securities may also make it more difficult for an Underlying Scudder Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. Lower rated and unrated securities are especially subject to adverse changes in general economic conditions, to changes in the financial condition of their issuers, and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of these securities especially in a market characterized by only a small amount of trading. Perceived credit quality in this market can change suddenly and unexpectedly, and may not fully reflect the actual risk posed by a particular lower rated or unrated security.

Securities lending. From time to time certain Underlying Scudder Funds may lend their portfolio securities to registered broker/dealers as described above. The risks of lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to registered broker/dealers deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

Investing in emerging growth companies. The investment risk associated with emerging growth companies is higher than that normally associated with larger, older companies due to the greater business risks of small size, the relative age of the company, limited product lines, distribution channels and financial and managerial resources. Further, there is typically less publicly available information concerning smaller companies than for larger, more established ones.

The securities of small companies are often traded over-the-counter and may not be traded in the volumes typical on a national securities exchange. Consequently, in order to sell this type of holding, an Underlying Scudder Fund may need to discount the securities from recent prices or dispose of the securities over a long period of time. The prices of this type of security may be more volatile than those of larger companies which are often traded on a national securities exchange.

Precious metals. Investments in precious metals and in precious metals-related securities and companies involve a relatively high degree of risk. Prices of gold and other precious metals can be influenced by a variety of global economic, financial and political factors and may fluctuate markedly over short periods of time. Among other things, precious metals values can be affected by changes in inflation, investment speculation, metal sales by governments or central banks, changes in industrial and commercial demand, and any governmental restrictions on private ownership of gold or other precious metals.

Correlation of gold and gold securities. The Adviser believes that the value of the securities of firms that deal in gold will correspond generally, over time, with the prices of the underlying metal. At any given time, however, changes in the price of gold may not strongly correlate with changes in the value of securities related to gold, which are expected to constitute part of certain Underlying Scudder Funds' assets. In fact, there may be periods in which the price of gold stocks and gold will move in different directions. The reason for this potential disparity is that political and economic factors, including behavior of the stock market, may have differing impacts on gold versus gold stocks.

Investing in Latin America. The Adviser believes that investment opportunities may result from recent trends in Latin America encouraging greater market orientation and less governmental intervention in economic affairs. Investors, however, should be aware that the Latin American economies have experienced considerable difficulties in the past decade. Although there have been significant improvements in recent years, the Latin American economies continue to experience challenging problems, including high inflation rates and high interest rates relative to the U.S. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline which has been lacking at times in the past, as well as stable political and social conditions. Recovery may also be influenced by international economic conditions, particularly those in the U.S., and by world prices for oil and other commodities. There is no assurance that recent economic initiatives will be successful.

Certain risks associated with international investments and investing in smaller, developing capital markets are heightened for investments in Latin American countries. For example, some of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically. In addition, although there is a trend toward less government involvement in commerce, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and an Underlying Scudder Fund, as well as the value of securities in an Underlying Scudder Fund's portfolio.

Most Latin American countries have experienced substantial, and in some periods, extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain Latin American countries.

Certain Latin American countries are among the largest debtors to commercial banks and foreign governments. Some of these countries have in the past defaulted on their sovereign debt. Holders of sovereign debt (including an Underlying Scudder Fund) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

The limited size of many Latin American securities markets and limited trading volume in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of securities.

The portion of an Underlying Scudder Fund's assets invested directly in Chile may be less than the portions invested in other countries in Latin America because, at present, capital invested in Chile normally cannot be repatriated for as long as five years.

Borrowing. Although the principal of an Underlying Scudder Fund's borrowing will be fixed, an Underlying Scudder Fund's assets may change in value during the time a borrowing is outstanding, increasing exposure to capital risk.

Investing in the Pacific Basin. Certain Underlying Scudder Funds are susceptible to political and economic factors affecting issuers in Pacific Basin countries. Many of the countries of the Pacific Basin are developing both economically and politically. Pacific Basin countries may have relatively unstable governments, economies based on only a few commodities or industries, and securities markets trading infrequently or in low volumes. Some Pacific Basin countries restrict the extent to which foreigners may invest in their securities markets. Securities of issuers located in some Pacific Basin countries tend to have volatile prices and may offer significant potential for loss as well as gain. Further, certain companies in the Pacific Basin may not have firmly established product markets, may lack depth of management, or may be more vulnerable to political or economic developments such as nationalization of their own industries.

Corporate and Municipal Bond Ratings. The following is a description of the ratings given by S&P and Moody's to corporate and municipal bonds. Should the rating of a portfolio security held by an Underlying Scudder Fund be downgraded, the Adviser will determine whether it is in the best interest of the Underlying Scudder Fund to retain or dispose of such security.

S&P:

Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's:

Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                            PART C. OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

            a. Financial Statements

                  Included in Part A of this Registration Statement:

                        For Scudder Pathway Series: Conservative Portfolio:

                              Financial highlights for the period November 15, 1996 (commencement of operations) to September 30, 1997

                        For Scudder Pathway Series: Balanced Portfolio:

                              Financial highlights for the period November 15, 1996 (commencement of operations) to September 30, 1997

                        For Scudder Pathway Series: Growth Portfolio:

                              Financial highlights for the period November 15, 1996 (commencement of operations) to September 30, 1997

                        For Scudder Pathway Series: International Portfolio:

                              Financial highlights for the period November 15, 1996 (commencement of operations) to September 30, 1997

                  Included in Part B of this Registration Statement:

                        For Scudder Pathway Series: Conservative Portfolio:

                              Investment Portfolio as of September 30, 1997 Statement of Assets and Liabilities as of September 30, 1997
                              Statement of Operations for the period November 15, 1996 (commencement of operations) to September 30, 1997
                              Statement of Changes in Net Assets for the period November 15, 1996
                              (commencement of operations) to September 30, 1997 Financial Highlights for the period November 15, 1996 (commencement of operations) to September 30, 1997
                              Notes to Financial Statements

                        For Scudder Pathway Series: Balanced Portfolio:

                              Investment Portfolio as of September 30, 1997 Statement of Assets and Liabilities as of September 30, 1997
                              Statement of Operations for the period November 15, 1996 (commencement of operations) to September 30, 1997
                              Statement of Changes in Net Assets for the period November 15, 1996
                              (commencement of operations) to September 30, 1997 Financial Highlights for the period November 15, 1996 (commencement of operations) to September 30, 1997
                              Notes to Financial Statements


                                 Part C - Page 1

                        For Scudder Pathway Series: Growth Portfolio:

                              Investment Portfolio as of September 30, 1997 Statement of Assets and Liabilities as of September 30, 1997
                              Statement of Operations for the period November 15, 1996 (commencement of operations) to September 30, 1997
                              Statement of Changes in Net Assets for the period November 15, 1996
                              (commencement of operations) to September 30, 1997 Financial Highlights for the period November 15, 1996 (commencement of operations) to September 30, 1997
                              Notes to Financial Statements

                        For Scudder Pathway Series: International Portfolio:

                              Investment Portfolio as of September 30, 1997 Statement of Assets and Liabilities as of September 30, 1997
                              Statement of Operations for the period November 15, 1996 (commencement of operations) to September 30, 1997
                              Statement of Changes in Net Assets for the period November 15, 1996
                              (commencement of operations) to September 30, 1997 Financial Highlights for the period November 15, 1996 (commencement of operations) to September 30, 1997
                              Notes to Financial Statements

                  Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

            b.    Exhibits:

                  1.    (a)    Declaration of Trust dated July 1, 1994.
                               (Incorporated by reference to Exhibit 1 to the Registration Statement filed on November
                               7, 1994.)

                        (b) Certificate of Amendment to Declaration of Trust dated January 10, 1995.
                               (Incorporated by reference to Exhibit 1(b) to Pre-Effective Amendment No. 1 to the Registration Statement filed November 13, 1996.)

                        (b)(1) Certificate of Amendment to Declaration of
                               Trust dated September 16, 1996.
                               (Incorporated by reference to Exhibit 1(b)(1) to Pre-Effective Amendment No. 1 to the Registration Statement filed November 13, 1996.)

                  2.    By-Laws dated July 1, 1994.
                        (Incorporated by reference to Exhibit 2 to the Registration Statement filed on November 7, 1994.)

                  3.    Inapplicable.

                  4.    Inapplicable.


                                 Part C - Page 2

                  5. Investment Management Agreement between the Registrant and Scudder, Stevens & Clark, Inc. dated November 15, 1996.
                        (Incorporated by reference to Exhibit 5 to Post-Effective Amendment No. 1 to the Registration Statement.)

                        (a) Form of an Investment Management Agreement between the Registrant and Scudder Kemper Investments, Inc. dated December 31, 1997 is filed herein.

                  6. Underwriting Agreement between the Registrant and Scudder Investor Services, Inc. dated November 15, 1996.
                        (Incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 1 to the Registration Statement.)

                  7.    Inapplicable.

                  8.    (a)    Custodian Contract between the Registrant and
                               State Street Bank and Trust Company dated
                               November 15, 1996 is filed herein.

                  9.    (a)    Special Servicing Agreement between the
                               Registrant, the Underlying Scudder Funds,
                               Scudder Service Corporation, Scudder Fund
                               Accounting Corporation, Scudder Trust Company and Scudder, Stevens & Clark, Inc. dated
                               November 15, 1996.
                               (Incorporated by reference to Exhibit 9(a) to Post-Effective Amendment No. 1 to the
                               Registration Statement.)

                        (b) Transfer Agency and Service Agreement between the Registrant and Scudder Service
                               Corporation dated November 15, 1996.
                               (Incorporated by reference to Exhibit 9(b) to Post-Effective Amendment No. 1 to the Registration Statement.)

                        (b)(1) COMPASS Service Agreement between the Registrant
                               and Scudder Trust Company is filed herein.

                        (c)(1) Fund Accounting Services Agreement between
                               Scudder Pathway Series: Conservative
                               Portfolio and Scudder Fund Accounting
                               Corporation dated November 15, 1996.
                               (Incorporated by reference to Exhibit 9(c)(1) to Post-Effective Amendment No. 1 to the Registration Statement.)

                        (c)(2) Fund Accounting Services Agreement between
                               Scudder Pathway Series: Balanced Portfolio and Scudder Fund Accounting Corporation dated November 14, 1996.
                               (Incorporated by reference to Exhibit 9(c)(2) to Post-Effective Amendment No. 1 to the Registration Statement.)

                        (c)(3) Fund Accounting Services Agreement between
                               Scudder Pathway Series: Growth Portfolio and
                               Scudder Fund Accounting Corporation dated
                               November 14, 1996.
                               (Incorporated by reference to Exhibit 9(c)(3) to Post-Effective Amendment No. 1 to the Registration Statement.)


                                Part C - Page 3

                        (c)(4) Fund Accounting Services Agreement between
                               Scudder Pathway Series: International
                               Portfolio and Scudder Fund Accounting
                               Corporation dated November 14, 1996.
                               (Incorporated by reference to Exhibit 9(c)(4) to Post-Effective Amendment No. 1 to the Registration Statement.)

                  10.   Inapplicable.

                  11. Consent of Independent Public Accountant is filed herein.

                  12.   Inapplicable.

                  13.   Inapplicable.

                  14.   (a)    Scudder Flexi-Plan for Corporations and
                               Self-Employed Individuals.
                               (Incorporated by reference to Exhibit 14(a) to Scudder Income Fund Post-Effective
                               Amendment No. 46 to its Registration
                               Statement on Form N-1A (File Nos. 2-13627 and
                               811-42).)

                        (b)    Scudder Individual Retirement Plan.
                               (Incorporated by reference to Exhibit 14(b) to Scudder Income Fund Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A (File Nos. 2-13627 and 811-42).)

                        (c)    Scudder Funds 403(b) Plan.
                               (Incorporated by reference to Exhibit 14(c) to Scudder Income Fund Post-Effective Amendment No. 46 to its Registration Statement on Form N-1A (File Nos. 2-13627 and 811-42).)

                        (d) Scudder Employer - Select 403(b) Plan. (Incorporated by reference to Exhibit 14(e)(2) to Scudder Income Fund, Inc. Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A (File Nos. 2-13627 and 811-42).)

                        (e) Scudder Cash or Deferred Profit Sharing Plan under Section 401(k).
                               (Incorporated by reference to Exhibit 14(f) to Scudder Income Fund, Inc. Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A (File Nos. 2-13627 and 811-42).)

                  15.   Inapplicable.

                  16.   Inapplicable.

                  17.   Article 6 Financial Data Schedules are filed herein.

                  18.   Inapplicable.


                                Part C - Page 4

Item 25.    Persons Controlled by or under Common Control with Registrant.

            All of the outstanding shares of the Registrant, representing all of the interests in the Scudder Pathway Series, on the date Registrant's Registration Statement becomes effective will be owned by Scudder Investor Services, Inc. ("The Distributor").

Item 26.          Number of Holders of Securities (as of January 16, 1998).

                             (1)                             (2)
                       Title of Class              Number of Record Shareholders
                       --------------              -----------------------------

             Shares of beneficial interest
                  ($.01 par value)

             Scudder Pathway Series:
               Conservative Portfolio                         7,155
             Scudder Pathway Series:
               Balanced Portfolio                            55,638
             Scudder Pathway Series:
               Growth Portfolio                              13,928
             Scudder Pathway Series:
               International Portfolio                        2,141

Item 27.    Indemnification.

            A policy of insurance covering Scudder, Stevens & Clark, Inc., its affiliates including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc. insures the Registrant's Trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

            Article IV of Registrant's Declaration of Trust state as follows:

            Section 4.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a part to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason for his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

            Section 4.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith,


                                 Part C - Page 5
            willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

            Section 4.3.  Mandatory Indemnification.

                  (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                        (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                        (ii) the words "claim," "action," "suit," or
                        "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Trustee or officer:

                        (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                        (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust:

                        (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                              (A) by the court or other body approving the settlement or other disposition; or

                              (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                  (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.


                                 Part C - Page 6

                  (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                        (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                        (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                        As used in this Section 4.3, a "Disinterested Trustee"
                  is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 28.    Business or Other Connections of Investment Adviser

            Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                     Business and Other Connections of Board
       Name          of Directors of Registrant's Adviser
       ----          ------------------------------------

Stephen R. Beckwith  Treasurer and Chief Financial Officer, Scudder Kemper
                         Investments, Inc.**
                     Vice President and Treasurer, Scudder Fund Accounting
                         Corporation*
                     Director, Scudder Stevens & Clark Corporation**
                     Director and Chairman, Scudder Defined Contribution
                         Services, Inc.**
                     Director and President, Scudder Capital Asset Corporation** Director and President, Scudder Capital Stock Corporation** Director and President, Scudder Capital Planning
                         Corporation**
                     Director and President, SS&C Investment Corporation** Director and President, SIS Investment Corporation** Director and President, SRV Investment Corporation**

Lynn S. Birdsong     Director and Vice President, Scudder Kemper Investments,
                         Inc.**
                     Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

Laurence W. Cheng    Director, Scudder Kemper Investments, Inc.**
                     Member, Corporate Executive Board, Zurich Insurance Company
                         of Switzerland##
                     Director, ZKI Holding Corporation xx

Steven Gluckstern    Director, Scudder Kemper Investments, Inc.**
                     Member, Corporate Executive Board, Zurich Insurance Company
                         of Switzerland##
                     Director, Zurich Holding Company of America(o)


                                 Part C - Page 7

Rolf Huppi         Director, Chairman of the Board, Scudder Kemper
                       Investments, Inc.**
                   Member, Corporate Executive Board, Zurich Insurance Company
                       of Switzerland##
                   Director, Chairman of the Board, Zurich Holding Company of
                       America(o)
                      Director, ZKI Holding Corporation xx

Kathryn L. Quirk   Director, Chief Legal Officer, Chief Compliance Officer and
                       Secretary, Scudder Kemper Investments, Inc.**
                   Director, Senior Vice President & Assistant Clerk, Scudder
                       Investor Services, Inc.*
                   Director, Vice President & Secretary, Scudder Fund
                       Accounting Corporation*
                   Director, Vice President & Secretary, Scudder Realty
                       Holdings Corporation*
                   Director & Assistant Clerk, Scudder Service Corporation*
                   Director, SFA, Inc.*
                   Vice President, Director & Assistant Secretary, Scudder
                       Precious Metals, Inc.***
                   Director, Scudder, Stevens & Clark Japan, Inc.***
                   Director, Vice President and Secretary, Scudder, Stevens &
                       Clark of Canada, Ltd.***
                   Director, Vice President and Secretary, Scudder Canada
                          Investor Services Limited***
                   Director, Vice President and Secretary, Scudder Realty
                       Advisers, Inc. x
                   Director and Secretary, Scudder, Stevens & Clark
                       Corporation**
                   Director and Secretary, Scudder, Stevens & Clark Overseas
                       Corporation(oo)
                   Director and Secretary, SFA, Inc.*
                   Director, Vice President and Secretary, Scudder Defined
                          Contribution Services, Inc.**
                   Director, Vice President and Secretary, Scudder Capital
                       Asset Corporation**
                   Director, Vice President and Secretary, Scudder Capital
                       Stock Corporation**
                   Director, Vice President and Secretary, Scudder Capital
                       Planning Corporation**
                   Director, Vice President and Secretary, SS&C Investment
                       Corporation**
                   Director, Vice President and Secretary, SIS Investment
                       Corporation**
                   Director, Vice President and Secretary, SRV Investment
                       Corporation**
                   Director, Vice President and Secretary, Scudder Brokerage
                       Services, Inc.*
                   Director, Korea Bond Fund Management Co., Ltd.+

Markus Rohrbasser  Director, Scudder Kemper Investments, Inc.**
                   Member Corporate Executive Board, Zurich Insurance Company
                       of Switzerland##
                   President, Director, Chairman of the Board, ZKI Holding
                       Corporation xx

Cornelia M. Small  Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani  Director, President and Chief Executive Officer, Scudder
                       Kemper Investments, Inc.**
                   Director, Scudder, Stevens & Clark Japan, Inc.###
                   President and Director, Scudder, Stevens & Clark Overseas
                       Corporation(oo)
                   President and Director, Scudder, Stevens & Clark
                       Corporation**
                   Director, Scudder Realty Advisors, Inc.x
                   Director, IBJ Global Investment Management S.A. Luxembourg,
                       Grand-Duchy of Luxembourg

      *     Two International Place, Boston, MA
      x     333 South Hope Street, Los Angeles, CA
      **    345 Park Avenue, New York, NY
      #     Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C.
            Luxembourg B 34.564
      ***   Toronto, Ontario, Canada
      xxx   Grand Cayman, Cayman Islands, British West Indies
      (oo)  20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
      ###   1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
      xx    222 S. Riverside, Chicago, IL
      (o)   Zurich Towers, 1400 American Ln., Schaumburg, IL
      +     P.O. Box 309, Upland House, S. Church St., Grand Cayman,
            British West Indies
      ##    Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland


                                 Part C - Page 8

Item 29.    Principal Underwriters.

      (a)

      Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

      (b)

      The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this
      Item 29.

      (1)                        (2)                              (3)

      Name and Principal         Position and Offices with        Positions and
      Business Address           Scudder Investor Services, Inc.  Offices with Registrant
      ----------------           -------------------------------  -----------------------

      William S. Baughman        Vice President                   None
      Two International Place
      Boston, MA 02110

      Lynn S. Birdsong           Senior Vice President            None
      345 Park Avenue
      New York, NY 10154

      Mary Elizabeth Beams       Vice President                   None
      Two International Place
      Boston, MA 02110

      Mark S. Casady             Director, President and          None
      Two International Place    Assistant Treasurer
      Boston, MA  02110

      Linda Coughlin             Director and Senior Vice         None
      Two International Place    President
      Boston, MA  02110

      Richard W. Desmond         Vice President                   None
      345 Park Avenue
      New York, NY  10154

      Paul J. Elmlinger          Senior Vice President and        None
      345 Park Avenue            Assistant Clerk
      New York, NY  10154

      Philip S. Fortuna          Vice President                   None
      101 California Street
      San Francisco, CA 94111


                                 Part C - Page 9


      Name and Principal         Position and Offices with        Positions and
      Business Address           Scudder Investor Services, Inc.  Offices with Registrant
      ----------------           -------------------------------  -----------------------

      William F. Glavin          Vice President                   None
      Two International Place
      Boston, MA 02110

      Margaret D. Hadzima        Assistant Treasurer              None
      Two International Place
      Boston, MA  02110

      Thomas W. Joseph           Director, Vice President,        Vice President
      Two International Place    Treasurer and Assistant Clerk
      Boston, MA 02110

      Thomas F. McDonough        Clerk                            Vice President, Treasurer
      Two International Place                                     and Secretary
      Boston, MA 02110

      Daniel Pierce              Director, Vice President         None
      Two International Place    and Assistant Treasurer
      Boston, MA 02110

      Kathryn L. Quirk           Director, Senior Vice President  Vice President and
      345 Park Avenue            and Assistant Clerk              Assistant Secretary
      New York, NY  10154

      Robert A. Rudell           Vice President                   None
      Two International Place
      Boston, MA 02110

      William M. Thomas          Vice President                   None
      Two International Place
      Boston, MA 02110

      Benjamin Thorndike         Vice President                   None
      Two International Place
      Boston, MA 02110

      Sydney S. Tucker           Vice President                   None
      Two International Place
      Boston, MA 02110

      Linda J. Wondrack          Vice President                   None
      Two International Place
      Boston, MA  02110

      (c)

                 (1)                (2)              (3)              (4)             (5)
                                    Net
                                Underwriting   Compensation on
          Name of Principal    Discounts and     Redemptions       Brokerage         Other
             Underwriter        Commissions    and Repurchases    Commissions    Compensation
             -----------        -----------    ---------------    -----------    ------------

           Scudder Investor         None            None             None            None
            Services, Inc.


                                Part C - Page 10

Item 30.    Location of Accounts and Records.

            Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Inc., Two International Place, Boston, MA 02110-4103. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank & Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts 02110-4103. Records relating to the duties of the Registrant's pricing agent are maintained by Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts 02110-4103. Records relating to the duties of the Registrant's underwriter are maintained by Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

Item 31.    Management Services.

            Inapplicable.

Item 32.    Undertakings

            Inapplicable.

            The Registrant hereby undertakes, insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submits to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


                                Part C - Page 11

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 29th day of January, 1998.


                                   SCUDDER PATHWAY SERIES

                                   By/s/Thomas F. McDonough
                                     -------------------------------
                                     Thomas F. McDonough,
                                     Vice President and Secretary


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE               TITLE                     DATE


/s/Daniel Pierce
----------------------
Daniel Pierce*          President (Principal      January 29, 1998
                        Executive Officer)


/s/Dr. Rosita P. Chang
----------------------
Dr. Rosita P. Chang*    Trustee                   January 29, 1998



/s/Edgar R. Fiedler
----------------------
Edgar R. Fiedler*       Trustee                   January 29, 1998



/s/Peter B. Freeman
---------------------
Peter B. Freeman*       Trustee                   January 29, 1998


/s/Dr. J. D. Hammond
----------------------
Dr. J. D. Hammond*      Trustee                   January 29, 1998



/s/Richard M. Hunt
----------------------
Richard M. Hunt*        Vice President and        January 29, 1998
                        Trustee

/s/Thomas F. McDonough
----------------------
Thomas F. McDonough     Vice President,           January 29, 1998
                        Secretary and
                        Treasurer (Principal
                        Financial and
                        Accounting Officer)


*By:/s/Thomas F. McDonough
    -----------------------
    Thomas F. McDonough
    Attorney-in-fact
    pursuant to powers of
    attorney contained in the
    signature page of
    Post-Effective Amendment
    No. 1 to the Registration
    Statement filed May 15,
    1997 and Post-Effective
    Amendment No. 2 to the
    Registration Statement
    filed November 28, 1997.

                                                               File No. 33-86070
                                                               File No. 811-8606


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 2

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                 AMENDMENT NO. 4

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940


                             SCUDDER PATHWAY SERIES

                             SCUDDER PATHWAY SERIES

                                  EXHIBIT INDEX


                                  Exhibit 5(a)

                                  Exhibit 8(a)

                                 Exhibit 9(b)(1)

                                   Exhibit 11

                                   Exhibit 17